UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........21.09
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5857

Columbia Funds Institutional Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
April 30, 2009 (Unaudited)	CMG Core Bond Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities — 43.1%
Federal Home Loan Mortgage Corp.
	4.000% 11/01/20	182,948	185,753
	5.000% 11/01/21	1,131	1,173
	5.000% 12/01/36	1,082,833	1,114,577
Federal National Mortgage Association
	4.000% 03/01/39	2,454,953	2,449,994
	4.500% 02/01/39	3,604,120	3,671,386
	4.901% 04/01/38(a)	531,782	547,466
	5.000% 03/01/38	1,244,551	1,281,355
	5.000% 05/01/38	721,575	742,913
	5.500% 04/01/36	124,707	129,376
	5.500% 06/01/38	4,879,090	5,059,968
	6.500% 09/01/36	397,999	422,259
	6.500% 09/01/37	844,209	895,619
	6.500% 10/01/37	441,754	468,656
	6.500% 12/01/37	1,028,783	1,091,433
	6.500% 03/01/38	428,530	454,626
	7.000% 07/01/32	8,062	8,692
	TBA
	6.000% 05/01/39(b)	11,000,000	11,498,432
Government National Mortgage Association
	5.000% 04/20/39(b)	5,500,000	5,695,167
	7.000% 01/15/32	5,675	6,060
	7.000% 03/15/32	16,037	17,123
	7.000% 06/15/32	3,211	3,428

	Total Mortgage-Backed Securities (cost of $35,178,571)		35,745,456

Corporate Fixed-Income Bonds & Notes — 22.5%
BASIC MATERIALS — 0.7%
Chemicals — 0.4%
Dow Chemical Co.
	5.700% 05/15/18	375,000	317,705
Chemicals Total			317,705
Iron/Steel — 0.3%
Nucor Corp.
	5.000% 06/01/13	160,000	166,931

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — (continued)
	5.850% 06/01/18	105,000	106,693
Iron/Steel Total			273,624
BASIC MATERIALS TOTAL			591,329
COMMUNICATIONS — 3.1%
Media — 0.9%
Comcast Corp.
	5.700% 05/15/18	40,000	39,107
	7.050% 03/15/33	350,000	343,935
Time Warner, Inc.
	6.875% 05/01/12	220,000	231,376
Viacom, Inc.
	6.125% 10/05/17	100,000	90,516
Media Total			704,934
Telecommunication Services — 2.2%
AT&T, Inc.
	5.100% 09/15/14	325,000	337,771
British Telecommunications PLC
	5.150% 01/15/13	280,000	263,525
Deutsche Telekom International Finance BV
	8.500% 06/15/10	205,000	215,496
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	250,000	286,162
Telefonica Emisiones SAU
	5.984% 06/20/11	225,000	234,345
Verizon Wireless Capital LLC
	5.550% 02/01/14(c)	335,000	351,425
	8.500% 11/15/18(c)	140,000	167,665
Telecommunication Services Total			1,856,389
COMMUNICATIONS TOTAL			2,561,323
CONSUMER CYCLICAL — 1.1%
Restaurants — 0.2%
McDonald’s Corp.
	5.000% 02/01/19	30,000	30,413
	5.700% 02/01/39	190,000	180,849
Restaurants Total			211,262

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — 0.9%
Best Buy Co., Inc.
	6.750% 07/15/13	180,000	177,787
CVS Caremark Corp.
	5.750% 06/01/17	250,000	251,269
CVS Pass-Through Trust
	6.036% 12/10/28(c)	397,036	294,256
Retail Total			723,312
CONSUMER CYCLICAL TOTAL			934,574
CONSUMER NON-CYCLICAL — 2.8%
Beverages — 0.7%
Anheuser-Busch Companies, Inc.
	5.950% 01/15/33	12,000	9,350
Anheuser-Busch InBev Worldwide, Inc.
	7.750% 01/15/19(c)	175,000	183,220
	8.200% 01/15/39(c)	55,000	55,111
Bottling Group LLC
	5.125% 01/15/19	100,000	101,559
Coca-Cola Co.
	5.750% 03/15/11	4,000	4,275
Diageo Capital PLC
	4.375% 05/03/10	75,000	75,751
PepsiCo, Inc.
	7.900% 11/01/18	130,000	156,893
Beverages Total			586,159
Food — 1.1%
Campbell Soup Co.
	4.500% 02/15/19	140,000	138,134
ConAgra Foods, Inc.
	6.750% 09/15/11	150,000	158,215
	7.875% 09/15/10	185,000	194,260
Kraft Foods, Inc.
	6.500% 08/11/17	240,000	248,968
Kroger Co.
	6.200% 06/15/12	185,000	193,871
Food Total			933,448
Healthcare Products — 0.0%
Johnson & Johnson
	6.625% 09/01/09	7,000	7,116
Healthcare Products Total			7,116

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — 0.1%
WellPoint, Inc.
	7.000% 02/15/19	100,000	101,966
Healthcare Services Total			101,966
Household Products/Wares — 0.3%
Fortune Brands, Inc.
	5.375% 01/15/16	225,000	196,461
Kimberly-Clark Corp.
	5.625% 02/15/12	7,000	7,487
Household Products/Wares Total			203,948
Pharmaceuticals — 0.6%
Novartis Securities Investment Ltd.
	5.125% 02/10/19	200,000	204,785
Wyeth
	5.500% 02/01/14	250,000	268,369
Pharmaceuticals Total			473,154
CONSUMER NON-CYCLICALTOTAL			2,305,791
ENERGY — 2.0%
Oil & Gas — 0.9%
Devon Energy Corp.
	6.300% 01/15/19	70,000	72,454
Marathon Oil Corp.
	7.500% 02/15/19	65,000	68,107
Nexen, Inc.
	5.875% 03/10/35	250,000	172,971
Talisman Energy, Inc.
	6.250% 02/01/38	290,000	205,019
Valero Energy Corp.
	6.875% 04/15/12	200,000	204,597
Oil & Gas Total			723,148
Oil & Gas Services — 0.6%
Halliburton Co.
	5.900% 09/15/18	145,000	150,585
Smith International, Inc.
	9.750% 03/15/19	105,000	110,972
Weatherford International Ltd.
	5.150% 03/15/13	255,000	239,447
	7.000% 03/15/38	65,000	48,072
Oil & Gas Services Total			549,076

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — 0.5%
Energy Transfer Partners LP
	6.000% 07/01/13	140,000	138,773
	6.625% 10/15/36	200,000	156,893
TransCanada Pipelines Ltd.
	6.350% 05/15/67(a)	165,000	105,600
Pipelines Total			401,266
ENERGY TOTAL			1,673,490
FINANCIALS — 8.7%
Banks — 5.7%
American Express Centurion Bank
	5.200% 11/26/10	250,000	240,374
ANZ National International Ltd.
	6.200% 07/19/13(c)	470,000	469,242
Bank of New York Mellon Corp.
	5.125% 08/27/13	115,000	119,181
Barclays Bank PLC
	7.400% 12/15/09	3,000	3,000
Capital One Financial Corp.
	5.500% 06/01/15	400,000	318,991
Citigroup, Inc.
	6.500% 08/19/13	425,000	387,857
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	500,000	506,117
Deutsche Bank AG London
	4.875% 05/20/13	365,000	362,465
Goldman Sachs Capital II
	5.793% 12/29/49(a)	75,000	37,094
Goldman Sachs Group, Inc.
	6.250% 09/01/17	115,000	108,759
JPMorgan Chase & Co.
	6.300% 04/23/19	400,000	393,617
KeyCorp
	6.500% 05/14/13	445,000	422,807
Merrill Lynch & Co., Inc.
	6.050% 08/15/12(d)	475,000	436,897
	7.750% 05/14/38(d)	170,000	116,105
National Australia Bank Ltd.
	5.350% 06/12/13(c)	250,000	246,009
National City Corp.
	4.900% 01/15/15	10,000	8,972

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
	6.875% 05/15/19	160,000	136,686
Northern Trust Co.
	5.500% 08/15/13	110,000	113,235
	6.500% 08/15/18	45,000	46,675
SunTrust Banks, Inc.
	6.375% 04/01/11	3,000	2,926
Wachovia Corp.
	5.500% 05/01/13	230,000	225,488
Banks Total			4,702,497
Diversified Financial Services — 0.8%
Associates Corp. of North America
	6.950% 11/01/18	11,000	9,204
General Electric Capital Corp.
	5.450% 01/15/13	175,000	176,430
	6.875% 01/10/39	370,000	289,909
International Lease Finance Corp.
	4.875% 09/01/10	190,000	165,676
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13(e)(f)	110,000	15,675
	5.750% 07/18/11(e)(f)	325,000	46,313
	6.875% 05/02/18(e)(f)	30,000	4,275
Diversified Financial Services Total			707,482
Insurance — 1.6%
Metlife, Inc.
	5.375% 12/15/12	20,000	19,024
	7.717% 02/15/19	205,000	205,618
Metropolitan Life Global Funding I
	5.125% 04/10/13(c)	360,000	344,135
New York Life Global Funding
	4.650% 05/09/13(c)	345,000	341,493
Principal Life Income Funding Trusts
	5.300% 04/24/13	190,000	179,036
UnitedHealth Group, Inc.
	5.250% 03/15/11	250,000	253,961
Insurance Total			1,343,267
Real Estate Investment Trusts (REITs) — 0.6%
Health Care Property Investors, Inc.
	6.450% 06/25/12	150,000	137,393

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
Simon Property Group LP
	5.750% 12/01/15	400,000	328,634
Real Estate Investment Trusts (REITs) Total			466,027
FINANCIALS TOTAL			7,219,273
INDUSTRIALS — 0.6%
Aerospace & Defense — 0.1%
Boeing Co.
	5.125% 02/15/13	1,000	1,039
	6.000% 03/15/19	95,000	99,899
United Technologies Corp.
	6.125% 02/01/19	20,000	21,535
Aerospace & Defense Total			122,473
Machinery — 0.1%
Caterpillar Financial Services Corp.
	5.450% 04/15/18	75,000	63,923
	6.200% 09/30/13	15,000	15,414
Machinery Total			79,337
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.
	8.250% 12/15/38	125,000	135,280
Machinery-Construction & Mining Total			135,280
Transportation — 0.2%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	200,000	184,711
Transportation Total			184,711
INDUSTRIALS TOTAL			521,801
TECHNOLOGY — 0.8%
Networking & Telecom Equipment — 0.2%
Cisco Systems, Inc.
	5.900% 02/15/39	160,000	151,426
Networking & Telecom Equipment Total			151,426
Software — 0.6%
Oracle Corp.
	4.950% 04/15/13	460,000	488,552
Software Total			488,552
TECHNOLOGY TOTAL			639,978

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — 2.7%
Electric — 2.0%
Commonwealth Edison Co.
	5.950% 08/15/16	200,000	196,466
	6.150% 09/15/17	215,000	211,895
Indiana Michigan Power Co.
	5.650% 12/01/15	205,000	187,836
Oncor Electric Delivery Co.
	5.950% 09/01/13(c)	140,000	140,827
Pacific Gas & Electric Co.
	5.800% 03/01/37	340,000	329,838
Progress Energy, Inc.
	7.750% 03/01/31	200,000	210,800
Southern California Edison Co.
	5.000% 01/15/14	350,000	368,792
Electric Total			1,646,454
Gas — 0.7%
Atmos Energy Corp.
	6.350% 06/15/17	175,000	161,678
	8.500% 03/15/19	120,000	127,176
Sempra Energy
	4.750% 05/15/09	300,000	300,159
Gas Total			589,013
UTILITIES TOTAL			2,235,467

	Total Corporate Fixed-Income Bonds & Notes (cost of $19,683,849)		18,683,026

Government & Agency Obligations — 10.9%
FOREIGN GOVERNMENT OBLIGATIONS — 2.2%
European Investment Bank
	3.000% 04/08/14	180,000	177,634
	5.125% 05/30/17	295,000	313,006
International Bank for Reconstruction & Development
	5.000% 04/01/16	605,000	653,261
Kreditanstalt fuer Wiederaufbau
	4.500% 07/16/18	225,000	225,424

8

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Province of Quebec
	4.625% 05/14/18	435,000	420,991
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,790,316
U.S. GOVERNMENT AGENCY— 0.7%
Resolution Funding Corp., Strips
	(g) 01/15/21	1,030,000	603,405
U.S. GOVERNMENT AGENCY TOTAL			603,405
U.S. GOVERNMENT OBLIGATIONS — 8.0%
U.S. Treasury Bonds
	6.125% 11/15/27	350,000	442,367
U.S. Treasury Inflation Indexed Notes
	1.625% 01/15/18	1,149,415	1,143,667
U.S. Treasury Notes
	0.875% 04/30/11	70,000	69,940
	1.750% 03/31/14	220,000	217,525
	1.875% 02/28/14	2,175,000	2,163,951
	2.750% 02/15/19	2,505,000	2,426,318
U.S. Treasury Strips
	(g) 05/15/38	515,000	157,892
U.S. GOVERNMENT OBLIGATIONS TOTAL			6,621,660

	Total Government & Agency Obligations (cost of $9,004,732)		9,015,381

Commercial Mortgage-Backed Securities — 8.2%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	895,000	834,347
	4.750% 02/13/46(a)	320,000	277,050
	4.933% 02/13/42(a)	480,000	421,908
	5.742% 09/11/42(a)	80,000	65,932
Chase Commercial Mortgage Securities Corp.
	6.484% 02/12/16(a)(c)	400,000	404,791
Commercial Mortgage Pass Through Certificates
	5.306% 12/10/46	460,000	351,773
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.440% 06/12/47	495,000	375,363
	5.447% 06/12/47	539,000	384,443
	5.814% 06/12/43(a)	445,000	307,314
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	450,000	431,015

9

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	5.611% 04/15/41	180,836	183,773
	6.462% 03/15/31	405,000	411,493
Morgan Stanley Capital I
	4.989% 08/13/42	220,000	189,553
	5.328% 11/12/41	350,000	286,895
	5.378% 11/14/42(a)	205,000	181,286
Morgan Stanley Dean Witter Capital I
	4.180% 03/12/35	237,310	227,960
	4.920% 03/12/35	390,000	369,418
	5.980% 01/15/39	440,000	439,354
Wachovia Bank Commercial Mortgage Trust
	5.037% 03/15/42	305,000	297,680
	5.726% 06/15/45	273,577	273,660
	5.997% 06/15/45	145,000	130,468

	Total Commercial Mortgage-Backed Securities (cost of $7,411,251)		6,845,476

Asset-Backed Securities — 8.0%
ABFS Mortgage Loan Trust
	4.428% 12/15/33	13,148	12,397
AmeriCredit Automobile Receivables Trust
	4.870% 12/06/10	12,530	12,524
Capital One Multi-Asset Execution Trust
	0.431% 08/15/12(a)	415,000	411,133
	4.050% 03/15/13	250,000	250,708
	4.850% 11/15/13	285,000	286,387
	4.850% 02/18/14	525,000	521,075
	4.950% 08/15/12	340,000	343,255
Capital One Prime Auto Receivables Trust
	4.890% 01/15/12	311,295	314,710
Carmax Auto Owner Trust
	5.270% 11/15/12	500,000	480,067
Chase Issuance Trust
	4.260% 05/15/13	385,000	389,713
Citibank Credit Card Issuance Trust
	1.241% 05/21/12(a)	135,000	132,128
	5.500% 06/22/12	455,000	467,097
Discover Card Master Trust
	5.100% 10/15/13	350,000	352,959

10

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Ford Credit Auto Owner Trust
	4.950% 03/15/13	495,000	477,872
	5.160% 04/15/13	560,000	541,719
Franklin Auto Trust
	5.360% 05/20/16	300,000	291,766
GE Capital Credit Card Master Note Trust
	4.130% 06/15/13	205,000	202,876
Honda Auto Receivables Owner Trust
	4.470% 01/18/12	410,000	416,564
USAA Auto Owner Trust
	4.280% 10/15/12	315,000	321,863
	4.900% 02/15/12	377,512	382,961

	Total Asset-Backed Securities (cost of $6,651,096)		6,609,774

Collateralized Mortgage Obligations — 4.0%
AGENCY — 2.0%
Federal Home Loan Mortgage Corp.
	3.750% 12/15/11	33,735	33,979
	4.000% 09/15/15	364,151	370,095
	4.500% 10/15/18	156,541	161,039
	6.500% 10/15/23	72,501	77,544
Government National Mortgage Association
	4.430% 04/16/34	90,000	93,051
	4.500% 04/16/28	848,549	863,778
	4.807% 08/16/32	90,000	93,789
AGENCY TOTAL			1,693,275
NON - AGENCY — 2.0%
Chase Mortgage Finance Corp.
	6.000% 03/25/37(a)	1,215,620	928,803
Countrywide Home Loan Mortgage Pass Through Trust
	4.592% 12/19/33(a)	186,646	167,210
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 10/25/35	745,022	551,019
NON-AGENCY TOTAL			1,647,032

	Total Collateralized Mortgage Obligations (cost of $3,824,354)		3,340,307

11

		Par ($)	Value ($)
Short-Term Obligations — 13.2%
Repurchase Agreement — 9.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/09, due on 05/01/09, at 0.120%, collateralized by a U.S. Government Agency Obligation maturing 07/28/11, market value $8,118,873 (repurchase proceeds $7,956,027)	7,956,000	7,956,000
U.S. Government Agencies— 3.6%
U.S. Treasury Bills
	1.000% 05/07/09	3,000,000	2,999,973

	Total Short-Term Obligations (cost of $10,955,973)		10,955,973

	Total Investments — 109.9% (cost of $92,709,826)(h)(i)		91,195,393

	Other Assets & Liabilities, Net — (9.9)%		(8,193,638)

	Net Assets — 100.0%		83,001,755

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

12

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 — quoted prices in active markets for identical securities

•                 Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$21,120,065	$—
	Level 2 – Other Significant Observable Inputs	70,075,328	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$91,195,393	$—

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2009.

(b)	Security purchased on a delayed delivery basis.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities, which are not illiquid, amounted to $2,998,174, which represents 3.6% of net assets.

(d)	Investments in affiliates during the nine month period ended April 30, 2009:

	Securities name: Merrill Lynch & Co., Inc:

	6.050% 08/15/12
	7.750% 05/14/38

	Par as of 07/31/08:	$645,000
	Par Purchased:	$—
	Par Sold:	$—
	Par as of 04/30/09:	$645,000
	Net realized gain (loss)	$—
	Interest income earned:	$31,488
	Value at end of period:	$553,002

	Merrill Lynch & Co., Inc. became an affiliate on January 1, 2009.

(e)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued.  At April 30, 2009, these securities amounted to $66,263, which represents 0.1% of net assets.

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2009, the value of these securities amounted to $66,263, which represent 0.1% of net assets.

(g)	Zero coupon bond.

(h)	Cost for federal income tax purposes is $92,769,266.

13

(i)	Unrealized appreciation and depreciation at April 30, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,207,392	$(2,781,265)	$(1,573,873)

Acronym	Name

TBA	To Be Announced

14

INVESTMENT PORTFOLIO
April 30, 2009 (Unaudited)	CMG Enhanced S&P 500® Index Fund

		Shares	Value ($)*
Common Stocks — 97.3%
CONSUMER DISCRETIONARY — 9.0%
Diversified Consumer Services — 0.8%
	Apollo Group, Inc., Class A (a)	6,100	383,995
	H&R Block, Inc.	39,500	598,030
Diversified Consumer Services Total			982,025
Hotels, Restaurants & Leisure — 1.9%
	Darden Restaurants, Inc.	22,100	817,037
	McDonald’s Corp.	21,800	1,161,722
	Yum! Brands, Inc.	5,300	176,755
Hotels, Restaurants & Leisure Total			2,155,514
Media — 1.9%
	Comcast Corp., Class A	14,500	224,170
	DIRECTV Group, Inc. (a)	41,500	1,026,295
	Time Warner, Inc.	21,200	462,796
	Walt Disney Co.	21,200	464,280
Media Total			2,177,541
Multiline Retail — 0.8%
	Big Lots, Inc. (a)	8,700	240,468
	Family Dollar Stores, Inc.	2,100	69,699
	Kohl’s Corp. (a)	10,500	476,175
	Target Corp.	2,500	103,150
Multiline Retail Total			889,492
Specialty Retail — 3.1%
	Autozone, Inc. (a)	200	33,278
	Best Buy Co., Inc.	17,400	667,812
	Gap, Inc.	59,700	927,738
	Home Depot, Inc.	39,600	1,042,272
	Limited Brands, Inc.	1,100	12,562
	Lowe’s Companies, Inc.	10,400	223,600
	Sherwin-Williams Co.	5,600	317,184
	TJX Companies, Inc.	11,000	307,670
Specialty Retail Total			3,532,116
Textiles, Apparel & Luxury Goods — 0.5%
	Coach, Inc. (a)	4,700	115,150
	NIKE, Inc., Class B	1,800	94,446
	Polo Ralph Lauren Corp.	6,400	344,576
Textiles, Apparel & Luxury Goods Total			554,172
CONSUMER DISCRETIONARY TOTAL			10,290,860

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — 11.6%
Beverages — 1.7%
	Coca-Cola Co.	18,600	800,730
	PepsiCo, Inc.	23,000	1,144,480
Beverages Total			1,945,210
Food & Staples Retailing — 1.8%
	CVS Caremark Corp.	9,700	308,266
	Kroger Co.	14,400	311,328
	Sysco Corp.	8,700	202,971
	Wal-Mart Stores, Inc.	25,000	1,260,000
	Walgreen Co.	600	18,858
Food & Staples Retailing Total			2,101,423
Food Products — 1.9%
	Archer-Daniels-Midland Co.	34,500	849,390
	Campbell Soup Co.	15,100	388,372
	ConAgra Foods, Inc.	6,600	116,820
	General Mills, Inc.	4,000	202,760
	Hershey Co.	3,200	115,648
	Kellogg Co.	3,700	155,807
	Kraft Foods, Inc., Class A	11,700	273,780
	Sara Lee Corp.	15,300	127,296
Food Products Total			2,229,873
Household Products — 3.5%
	Clorox Co.	3,200	179,360
	Colgate-Palmolive Co.	4,600	271,400
	Kimberly-Clark Corp.	21,700	1,066,338
	Procter & Gamble Co.	50,200	2,481,888
Household Products Total			3,998,986
Personal Products — 0.3%
	Estee Lauder Companies, Inc., Class A	10,700	319,930
Personal Products Total			319,930
Tobacco — 2.4%
	Altria Group, Inc.	70,700	1,154,531
	Philip Morris International, Inc.	34,800	1,259,760
	Reynolds American, Inc.	7,300	277,254
Tobacco Total			2,691,545
CONSUMER STAPLES TOTAL			13,286,967
ENERGY — 12.1%
Energy Equipment & Services — 0.2%
	ENSCO International, Inc.	9,300	263,004
Energy Equipment & Services Total			263,004

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 11.9%
	Anadarko Petroleum Corp.	5,800	249,748
	Apache Corp.	16,900	1,231,334
	Chevron Corp.	34,300	2,267,230
	ConocoPhillips	21,900	897,900
	Devon Energy Corp.	4,400	228,140
	EOG Resources, Inc.	16,600	1,053,768
	Exxon Mobil Corp.	70,400	4,693,568
	Hess Corp.	300	16,437
	Marathon Oil Corp.	10,400	308,880
	Massey Energy Co.	15,400	245,014
	Murphy Oil Corp.	2,700	128,817
	Occidental Petroleum Corp.	16,500	928,785
	Peabody Energy Corp.	16,200	427,518
	Southwestern Energy Co. (a)	8,000	286,880
	Sunoco, Inc.	15,600	413,556
	Tesoro Corp.	1,700	25,925
	Valero Energy Corp.	7,600	150,784
Oil, Gas & Consumable Fuels Total			13,554,284
ENERGY TOTAL			13,817,288
FINANCIALS — 12.0%
Capital Markets — 2.6%
	Ameriprise Financial, Inc.	9,200	242,420
	Bank of New York Mellon Corp.	15,300	389,844
	Franklin Resources, Inc.	2,200	133,056
	Goldman Sachs Group, Inc.	9,200	1,182,200
	Morgan Stanley	27,300	645,372
	Northern Trust Corp.	5,600	304,416
	State Street Corp.	2,300	78,499
Capital Markets Total			2,975,807
Commercial Banks — 1.9%
	BB&T Corp.	18,900	441,126
	PNC Financial Services Group, Inc.	5,300	210,410
	Wells Fargo & Co.	74,000	1,480,740
Commercial Banks Total			2,132,276
Consumer Finance — 0.5%
	Discover Financial Services	37,200	302,436
	SLM Corp. (a)	48,500	234,255
Consumer Finance Total			536,691

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 2.1%
	Citigroup, Inc.	235,100	717,055
	JPMorgan Chase & Co.	50,500	1,666,500
	Moody’s Corp.	1,800	53,136
Diversified Financial Services Total			2,436,691
Insurance — 3.8%
	AFLAC, Inc.	42,300	1,222,047
	Aon Corp.	4,500	189,900
	Genworth Financial, Inc., Class A	128,100	302,316
	Hartford Financial Services Group, Inc.	66,700	765,049
	Loews Corp.	10,300	256,367
	MetLife, Inc.	12,100	359,975
	Prudential Financial, Inc.	26,500	765,320
	Travelers Companies, Inc.	12,200	501,908
Insurance Total			4,362,882
Real Estate Investment Trusts (REITs) — 1.0%
	HCP, Inc.	600	13,170
	Host Hotels & Resorts, Inc.	35,000	269,150
	Kimco Realty Corp.	500	6,010
	Plum Creek Timber Co., Inc.	100	3,452
	Public Storage	12,600	842,436
	Vornado Realty Trust	100	4,889
Real Estate Investment Trusts (REITs) Total			1,139,107
Thrifts & Mortgage Finance — 0.1%
	Hudson City Bancorp, Inc.	8,900	111,784
Thrifts & Mortgage Finance Total			111,784
FINANCIALS TOTAL			13,695,238
HEALTH CARE — 13.4%
Biotechnology — 2.7%
	Amgen, Inc. (a)	30,400	1,473,488
	Biogen Idec, Inc. (a)	19,600	947,464
	Gilead Sciences, Inc. (a)	13,300	609,140
Biotechnology Total			3,030,092
Health Care Equipment & Supplies — 1.6%
	Baxter International, Inc.	6,900	334,650
	Becton Dickinson & Co.	2,700	163,296
	Covidien Ltd.	6,600	217,668
	Hospira, Inc. (a)	8,800	289,256
	Medtronic, Inc.	23,000	736,000
	St. Jude Medical, Inc. (a)	800	26,816
Health Care Equipment & Supplies Total			1,767,686

4

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 1.9%
	Aetna, Inc.	6,100	134,261
	McKesson Corp.	22,900	847,300
	Medco Health Solutions, Inc. (a)	5,000	217,750
	UnitedHealth Group, Inc.	38,800	912,576
	WellPoint, Inc. (a)	2,100	89,796
Health Care Providers & Services Total			2,201,683
Pharmaceuticals — 7.2%
	Abbott Laboratories	18,400	770,040
	Bristol-Myers Squibb Co.	21,000	403,200
	Eli Lilly & Co.	14,800	487,216
	Forest Laboratories, Inc. (a)	4,500	97,605
	Johnson & Johnson	42,700	2,235,772
	King Pharmaceuticals, Inc. (a)	800	6,304
	Merck & Co., Inc.	41,100	996,264
	Mylan, Inc. (a)	21,600	286,200
	Pfizer, Inc.	160,500	2,144,280
	Schering-Plough Corp.	15,800	363,716
	Watson Pharmaceuticals, Inc. (a)	11,500	355,810
	Wyeth	2,800	118,720
Pharmaceuticals Total			8,265,127
HEALTH CARE TOTAL			15,264,588
INDUSTRIALS — 10.3%
Aerospace & Defense — 4.0%
	Boeing Co.	15,600	624,780
	General Dynamics Corp.	600	31,002
	Goodrich Corp.	3,800	168,264
	Honeywell International, Inc.	16,800	524,328
	Lockheed Martin Corp.	5,000	392,650
	Northrop Grumman Corp.	15,500	749,425
	Raytheon Co.	23,100	1,044,813
	Rockwell Collins, Inc.	2,300	88,205
	United Technologies Corp.	18,900	923,076
Aerospace & Defense Total			4,546,543
Air Freight & Logistics — 1.1%
	C.H. Robinson Worldwide, Inc.	100	5,316
	Expeditors International of Washington, Inc.	1,200	41,652
	FedEx Corp.	2,400	134,304
	United Parcel Service, Inc., Class B	20,600	1,078,204
Air Freight & Logistics Total			1,259,476

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — 0.9%
	Pitney Bowes, Inc.	1,500	36,810
	R.R. Donnelley & Sons Co.	54,000	629,100
	Waste Management, Inc.	14,400	384,048
Commercial Services & Supplies Total			1,049,958
Construction & Engineering — 0.2%
	Fluor Corp.	7,800	295,386
Construction & Engineering Total			295,386
Electrical Equipment — 0.9%
	Cooper Industries Ltd., Class A	9,100	298,389
	Emerson Electric Co.	13,300	452,732
	Rockwell Automation, Inc.	8,200	259,038
Electrical Equipment Total			1,010,159
Industrial Conglomerates — 1.5%
	3M Co.	10,200	587,520
	General Electric Co.	85,600	1,082,840
Industrial Conglomerates Total			1,670,360
Machinery — 0.2%
	Caterpillar, Inc.	4,000	142,320
	Dover Corp.	2,800	86,184
	Parker Hannifin Corp.	1,300	58,955
Machinery Total			287,459
Professional Services — 0.4%
	Dun & Bradstreet Corp.	4,700	382,580
	Robert Half International, Inc.	2,200	52,844
Professional Services Total			435,424
Road & Rail — 0.8%
	Burlington Northern Santa Fe Corp.	3,400	229,432
	CSX Corp.	3,300	97,647
	Norfolk Southern Corp.	8,000	285,440
	Union Pacific Corp.	5,900	289,926
Road & Rail Total			902,445
Trading Companies & Distributors — 0.3%
	Fastenal Co.	1,000	38,360
	W.W. Grainger, Inc.	3,700	310,356
Trading Companies & Distributors Total			348,716
INDUSTRIALS TOTAL			11,805,926

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — 17.9%
Communications Equipment — 2.7%
	Cisco Systems, Inc. (a)	94,500	1,825,740
	Corning, Inc.	46,900	685,678
	QUALCOMM, Inc.	14,500	613,640
Communications Equipment Total			3,125,058
Computers & Peripherals — 4.7%
	Apple, Inc. (a)	7,200	905,976
	EMC Corp. (a)	34,000	426,020
	Hewlett-Packard Co.	45,800	1,647,884
	International Business Machines Corp.	22,300	2,301,583
	Lexmark International, Inc., Class A (a)	1,100	21,582
Computers & Peripherals Total			5,303,045
Internet Software & Services — 1.3%
	eBay, Inc. (a)	42,300	696,681
	Google, Inc., Class A (a)	2,000	791,940
Internet Software & Services Total			1,488,621
IT Services — 1.3%
	Affiliated Computer Services, Inc., Class A (a)	4,200	203,196
	Computer Sciences Corp. (a)	23,100	853,776
	Fidelity National Information Services, Inc.	4,000	71,400
	Fiserv, Inc. (a)	1,500	55,980
	Total System Services, Inc.	28,000	349,160
IT Services Total			1,533,512
Semiconductors & Semiconductor Equipment — 2.9%
	Altera Corp.	19,500	318,045
	Intel Corp.	103,700	1,636,386
	National Semiconductor Corp.	800	9,896
	Texas Instruments, Inc.	66,500	1,200,990
	Xilinx, Inc.	6,900	141,036
Semiconductors & Semiconductor Equipment Total			3,306,353
Software — 5.0%
	Adobe Systems, Inc. (a)	13,800	377,430
	Autodesk, Inc. (a)	3,300	65,802
	BMC Software, Inc. (a)	11,700	405,639
	Compuware Corp. (a)	16,700	124,916
	Microsoft Corp. (b)	154,600	3,132,196
	Oracle Corp.	73,600	1,423,424

7

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Symantec Corp. (a)	9,800	169,050
Software Total			5,698,457
INFORMATION TECHNOLOGY TOTAL			20,455,046
MATERIALS — 3.5%
Chemicals — 2.5%
	CF Industries Holdings, Inc.	700	50,435
	Dow Chemical Co.	89,300	1,428,800
	E.I. Du Pont de Nemours & Co.	7,000	195,300
	Eastman Chemical Co.	2,900	115,072
	Monsanto Co.	8,100	687,609
	PPG Industries, Inc.	5,600	246,680
	Praxair, Inc.	2,200	164,142
Chemicals Total			2,888,038
Containers & Packaging — 0.1%
	Ball Corp.	1,400	52,808
	Sealed Air Corp.	3,200	60,992
Containers & Packaging Total			113,800
Metals & Mining — 0.9%
	Allegheny Technologies, Inc.	16,500	540,045
	Nucor Corp.	5,000	203,450
	United States Steel Corp.	10,600	281,430
Metals & Mining Total			1,024,925
MATERIALS TOTAL			4,026,763
TELECOMMUNICATION SERVICES — 3.7%
Diversified Telecommunication Services — 3.6%
	AT&T, Inc.	82,600	2,116,212
	CenturyTel, Inc.	1,900	51,585
	Embarq Corp.	2,100	76,776
	Frontier Communications Corp.	28,100	199,791
	Qwest Communications International, Inc.	107,900	419,731
	Verizon Communications, Inc.	42,000	1,274,280
Diversified Telecommunication Services Total			4,138,375

8

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 0.1%
	Sprint Nextel Corp. (a)	31,200	136,032
Wireless Telecommunication Services Total			136,032
TELECOMMUNICATION SERVICES TOTAL			4,274,407
UTILITIES — 3.8%
Electric Utilities — 2.0%
	American Electric Power Co., Inc.	6,000	158,280
	Edison International	4,800	136,848
	Entergy Corp.	9,700	628,269
	Exelon Corp.	20,200	931,826
	FirstEnergy Corp.	4,500	184,050
	FPL Group, Inc.	4,800	258,192
Electric Utilities Total			2,297,465
Gas Utilities — 0.7%
	Questar Corp.	27,300	811,356
Gas Utilities Total			811,356
Independent Power Producers & Energy Traders — 0.1%
	AES Corp. (a)	6,300	44,541
Independent Power Producers & Energy Traders Total			44,541
Multi-Utilities — 1.0%
	NiSource, Inc.	8,700	95,613
	PG&E Corp.	4,800	178,176
	Public Service Enterprise Group, Inc.	26,600	793,744
	Sempra Energy	1,300	59,826
Multi-Utilities Total			1,127,359
UTILITIES TOTAL			4,280,721

	Total Common Stocks (cost of $122,412,930)		111,197,804

		Par ($)
Short-Term Obligation — 2.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/09, due 05/01/09, at 0.120%, collateralized by a U.S. Government Agency Obligation maturing 08/25/11, market value $3,360,200 (repurchase proceeds $3,294,011) (cost of $3,294,000)	3,294,000	3,294,000

	Total Short-Term Obligation (cost of $3,294,000)		3,294,000

9

Total Investments — 100.2% (cost of $125,706,930)(c)(d)	$114,491,804

Other Assets & Liabilities, Net — (0.2)%	(271,602)

Net Assets — 100.0%	$114,220,202

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
	Level 1 – Quoted Prices	$111,197,804	$376,636
	Level 2 – Other Significant Observable Inputs	3,294,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$114,491,804	$376,636

10

*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

(a)	Non-income producing security.

(b)	The security or a portion of the security is pledged as collateral for open futures contracts. At April 30, 2009, the total market value of securities pledged amounted to $2,431,200.

(c)	Cost for federal income tax purposes is $125,706,930.

(d)	Unrealized appreciation and depreciation at April 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
	$11,117,911	$(22,333,037)	$(11,215,126)

At April 30, 2009, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index	14	$3,045,000	$2,668,364	June-2009	$376,636

11

INVESTMENT PORTFOLIO

April 30, 2009 (Unaudited)	CMG High Yield Fund

		Par (a)		Value ($)*
Corporate Fixed-Income Bonds & Notes — 91.0%
BASIC MATERIALS — 9.9%
Chemicals — 2.0%
Agricultural Chemicals — 0.8%
Mosaic Co.
	7.625% 12/01/16(b)	150,000		150,750
Terra Capital, Inc.
	7.000% 02/01/17	175,000		164,500
Agricultural Chemicals Total				315,250
Chemicals-Diversified — 1.2%
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	165,000	116,797
	7.875% 11/15/14	195,000		128,700
INVISTA
	9.250% 05/01/12(b)	250,000		226,875
Chemicals-Diversified Total				472,372
Chemicals Total				787,622
Forest Products & Paper — 1.7%
Paper & Related Products — 1.7%
Cascades, Inc.
	7.250% 02/15/13	265,000		209,350
Domtar Corp.
	7.125% 08/15/15	175,000		126,875
Georgia-Pacific Corp.
	8.000% 01/15/24	365,000		310,250
Westvaco Corp.
	8.200% 01/15/30	60,000		45,851
Paper & Related Products Total				692,326
Forest Products & Paper Total				692,326
Iron/Steel — 2.4%
Steel-Producers — 2.4%
Russel Metals, Inc.
	6.375% 03/01/14	300,000		241,500
Steel Dynamics, Inc.
	8.250% 04/15/16(b)	500,000		395,000
United States Steel Corp.
	7.000% 02/01/18	445,000		330,533
Steel-Producers Total				967,033
Iron/Steel Total				967,033

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Metals & Mining — 3.8%
Diversified Minerals — 0.9%
FMG Finance Ltd.
	10.625% 09/01/16(b)	270,000	236,250
Rio Tinto Finance USA Ltd.
	8.950% 05/01/14	85,000	87,982
	9.000% 05/01/19	30,000	30,846
Diversified Minerals Total			355,078
Metal-Diversified — 2.9%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	1,170,000	1,146,600
Metal-Diversified Total			1,146,600
Metals & Mining Total			1,501,678
BASIC MATERIALS TOTAL			3,948,659
COMMUNICATIONS — 18.1%
Advertising — 0.3%
Advertising Services — 0.3%
Interpublic Group of Companies, Inc.
	7.250% 08/15/11	140,000	130,200
Advertising Services Total			130,200
Advertising Total			130,200
Media — 5.6%
Broadcast Services/Programs — 0.6%
Liberty Media LLC
	8.250% 02/01/30	365,000	231,489
Broadcast Services/Programs Total			231,489
Cable TV — 5.0%
Cablevision Systems Corp.
	8.000% 04/15/12	115,000	114,425
CSC Holdings, Inc.
	7.625% 04/01/11	270,000	270,000
	8.625% 02/15/19(b)	50,000	50,375
DirecTV Holdings LLC
	6.375% 06/15/15	765,000	732,487
EchoStar DBS Corp.
	6.625% 10/01/14	855,000	795,150
Cable TV Total			1,962,437

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Multimedia — 0.0%
Quebecor Media, Inc.
	7.750% 03/15/16	10,000	8,350
Multimedia Total			8,350
Media Total			2,202,276
Telecommunication Services — 12.2%
Cellular Telecommunications — 2.9%
Digicel Ltd.
	9.250% 09/01/12(b)	260,000	244,400
MetroPCS Wireless, Inc.
	9.250% 11/01/14	240,000	240,300
Nextel Communications, Inc.
	7.375% 08/01/15	495,000	353,306
Wind Acquisition Financial SA
	10.750% 12/01/15(b)	295,000	306,800
Cellular Telecommunications Total			1,144,806
Satellite Telecommunications — 1.8%
Inmarsat Finance PLC
	7.625% 06/30/12	65,000	63,456
	10.375% 11/15/12	330,000	338,250
Intelsat Corp.
	9.250% 06/15/16(b)	340,000	328,100
Satellite Telecommunications Total			729,806
Telecommunication Equipment — 0.4%
Lucent Technologies, Inc.
	6.450% 03/15/29	315,000	155,925
Telecommunication Equipment Total			155,925
Telecommunication Services — 0.3%
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	115,000	115,288
Telecommunication Services Total			115,288
Telephone-Integrated — 5.9%
Citizens Communications Co.
	7.875% 01/15/27	575,000	448,500
Qwest Communications International, Inc.
	7.500% 02/15/14	230,000	213,325
Qwest Corp.
	7.500% 10/01/14	635,000	612,775
	7.500% 06/15/23	275,000	218,625
Windstream Corp.
	7.000% 03/15/19	250,000	235,000

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Telephone-Integrated — (continued)
	8.625% 08/01/16	635,000	631,825
Telephone-Integrated Total			2,360,050
Wireless Equipment — 0.9%
CC Holdings GS V LLC/Crown Castle GS III Corp.
	7.750% 05/01/17(b)	335,000	338,350
Wireless Equipment Total			338,350
Telecommunication Services Total			4,844,225
COMMUNICATIONS TOTAL			7,176,701
CONSUMER CYCLICAL — 7.4%
Apparel — 0.4%
Apparel Manufacturers — 0.4%
Levi Strauss & Co.
	9.750% 01/15/15	155,000	146,475
Apparel Manufacturers Total			146,475
Apparel Total			146,475
Auto Parts & Equipment — 0.6%
Rubber-Tires — 0.6%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	255,000	232,050
Rubber-Tires Total			232,050
Auto Parts & Equipment Total			232,050
Entertainment — 0.4%
Music — 0.4%
WMG Acquisition Corp.
	7.375% 04/15/14	210,000	156,450
Music Total			156,450
Entertainment Total			156,450
Home Builders — 1.9%
Building-Residential/Commercial — 1.9%
D.R. Horton, Inc.
	5.625% 09/15/14	235,000	198,575
	5.625% 01/15/16	160,000	132,000
KB Home
	5.875% 01/15/15	400,000	338,000

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Home Builders — (continued)
Building-Residential/Commercial — (continued)
Ryland Group, Inc.
	8.400% 05/15/17	80,000	78,400
Building-Residential/Commercial Total			746,975
Home Builders Total			746,975
Lodging — 1.8%
Casino Hotels — 0.4%
MGM Mirage
	7.500% 06/01/16	265,000	148,400
Casino Hotels Total			148,400
Gambling (Non-Hotel) — 0.5%
Seminole Indian Tribe of Florida
	7.804% 10/01/20(b)	260,000	198,806
Gambling (Non-Hotel) Total			198,806
Hotels & Motels — 0.9%
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	450,000	384,750
Hotels & Motels Total			384,750
Lodging Total			731,956
Retail — 2.3%
Retail-Apparel/Shoe — 0.5%
Phillips-Van Heusen Corp.
	7.250% 02/15/11	135,000	133,650
	8.125% 05/01/13	95,000	93,100
Retail-Apparel/Shoe Total			226,750
Retail-Computer Equipment — 0.6%
GameStop Corp.
	8.000% 10/01/12	230,000	233,450
Retail-Computer Equipment Total			233,450
Retail-Propane Distributors — 1.2%
AmeriGas Partners LP
	7.125% 05/20/16	315,000	304,762
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	105,000	104,213

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
Retail-Propane Distributors — (continued)
	8.750% 03/01/15(b)	65,000	65,325
Retail-Propane Distributors Total			474,300
Retail Total			934,500
CONSUMER CYCLICAL TOTAL			2,948,406
CONSUMER NON-CYCLICAL — 14.2%
Agriculture — 0.7%
Tobacco — 0.7%
Reynolds American, Inc.
	7.625% 06/01/16	305,000	268,208
Tobacco Total			268,208
Agriculture Total			268,208
Beverages — 1.1%
Beverages-Wine/Spirits — 1.1%
Constellation Brands, Inc.
	8.125% 01/15/12	425,000	422,875
Beverages-Wine/Spirits Total			422,875
Beverages Total			422,875
Biotechnology — 0.7%
Medical-Biomedical/Gene — 0.7%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	305,000	298,900
Medical-Biomedical/Gene Total			298,900
Biotechnology Total			298,900
Commercial Services — 2.9%
Commercial Services — 0.6%
Iron Mountain, Inc.
	8.000% 06/15/20	270,000	260,550
Commercial Services Total			260,550
Funeral Services & Related Items — 0.9%
Service Corp. International
	6.750% 04/01/16	100,000	90,000
	7.375% 10/01/14	265,000	254,400
Funeral Services & Related Items Total			344,400
Private Corrections — 1.4%
Corrections Corp. of America
	6.250% 03/15/13	370,000	356,125

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — (continued)
Private Corrections — (continued)
GEO Group, Inc.
	8.250% 07/15/13	200,000	190,500
Private Corrections Total			546,625
Commercial Services Total			1,151,575
Food — 2.6%
Food-Meat Products — 1.2%
JBS USA, LLC
	11.625% 05/01/14(b)	155,000	147,250
Tyson Foods, Inc.
	10.500% 03/01/14(b)	300,000	313,500
Food-Meat Products Total			460,750
Food-Miscellaneous/Diversified — 0.6%
Del Monte Corp.
	6.750% 02/15/15	245,000	235,200
Food-Miscellaneous/Diversified Total			235,200
Food-Retail — 0.1%
SUPERVALU, Inc.
	8.000% 05/01/16	25,000	24,562
Food-Retail Total			24,562
Retail-Hypermarkets — 0.7%
New Albertsons, Inc.
	8.000% 05/01/31	355,000	299,975
Retail-Hypermarkets Total			299,975
Food Total			1,020,487
Healthcare Products — 0.4%
Medical Products — 0.4%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	185,000	178,063
Medical Products Total			178,063
Healthcare Products Total			178,063
Healthcare Services — 3.8%
Medical-HMO — 0.3%
Coventry Health Care, Inc.
	5.875% 01/15/12	140,000	121,931
Medical-HMO Total			121,931
Medical-Hospitals — 3.5%
Community Health Systems, Inc.
	8.875% 07/15/15	195,000	194,025
HCA, Inc.
	9.250% 11/15/16	270,000	267,300

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — (continued)
Medical-Hospitals — (continued)
	PIK,
	9.625% 11/15/16	1,015,000	941,413
Medical-Hospitals Total			1,402,738
Healthcare Services Total			1,524,669
Household Products/Wares — 0.2%
Consumer Products-Miscellaneous — 0.2%
American Greetings Corp.
	7.375% 06/01/16	190,000	100,700
Consumer Products-Miscellaneous Total			100,700
Household Products/Wares Total			100,700
Pharmaceuticals — 1.8%
Medical-Drugs — 0.8%
Elan Finance PLC
	5.234% 11/15/11(c)	110,000	94,600
	8.875% 12/01/13	85,000	71,825
Warner Chilcott Corp.
	8.750% 02/01/15	145,000	142,463
Medical-Drugs Total			308,888
Pharmacy Services — 1.0%
Omnicare, Inc.
	6.750% 12/15/13	410,000	388,475
Pharmacy Services Total			388,475
Pharmaceuticals Total			697,363
CONSUMER NON-CYCLICAL TOTAL			5,662,840
ENERGY — 15.7%
Coal — 2.0%
Arch Western Finance LLC
	6.750% 07/01/13	505,000	440,612
Massey Energy Co.
	6.875% 12/15/13	425,000	362,313
Coal Total			802,925
Oil & Gas — 9.6%
Oil & Gas Drilling — 0.4%
Pride International, Inc.
	7.375% 07/15/14	145,000	142,100
Oil & Gas Drilling Total			142,100

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Oil Companies-Exploration & Production — 8.1%
Chesapeake Energy Corp.
	6.375% 06/15/15	865,000	763,362
Cimarex Energy Co.
	7.125% 05/01/17	275,000	243,375
Forest Oil Corp.
	8.500% 02/15/14(b)	425,000	412,250
KCS Energy, Inc.
	7.125% 04/01/12	200,000	186,500
Newfield Exploration Co.
	6.625% 09/01/14	345,000	317,400
	6.625% 04/15/16	125,000	113,125
OPTI Canada, Inc.
	8.250% 12/15/14	315,000	173,250
PetroHawk Energy Corp.
	7.875% 06/01/15(b)	70,000	65,625
Pioneer Natural Resources Co.
	5.875% 07/15/16	185,000	153,337
Quicksilver Resources, Inc.
	7.125% 04/01/16	265,000	165,625
Range Resources Corp.
	7.500% 05/15/16	335,000	326,625
Southwestern Energy Co.
	7.500% 02/01/18(b)	305,000	296,613
Oil Companies-Exploration & Production Total			3,217,087
Oil Refining & Marketing — 1.1%
Frontier Oil Corp.
	8.500% 09/15/16	130,000	128,700
Tesoro Corp.
	6.625% 11/01/15	380,000	319,200
Oil Refining & Marketing Total			447,900
Oil & Gas Total			3,807,087
Pipelines — 4.1%
Atlas Pipeline Partners LP
	8.125% 12/15/15	115,000	69,575
El Paso Corp.
	6.875% 06/15/14	430,000	407,553
	7.250% 06/01/18	145,000	132,312

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — (continued)
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	440,000	381,700
MarkWest Energy Partners LP
	6.875% 11/01/14	320,000	262,400
	8.500% 07/15/16	80,000	66,800
Williams Companies, Inc.
	7.625% 07/15/19	100,000	98,500
	7.875% 09/01/21	75,000	74,063
	8.125% 03/15/12	150,000	153,000
Pipelines Total			1,645,903
ENERGY TOTAL			6,255,915
FINANCIALS — 2.3%
Banks — 0.2%
Special Purpose Entity — 0.2%
Goldman Sachs Capital II
	5.793% 12/29/49(c)	130,000	64,297
Special Purpose Entity Total			64,297
Banks Total			64,297
Diversified Financial Services — 0.8%
Finance-Investment Banker/Broker — 0.8%
Lazard Group LLC
	7.125% 05/15/15	375,000	316,593
Finance-Investment Banker/Broker Total			316,593
Diversified Financial Services Total			316,593
Insurance — 0.4%
Property/Casualty Insurance — 0.4%
Crum & Forster Holdings Corp.
	7.750% 05/01/17	185,000	148,000
Property/Casualty Insurance Total			148,000
Insurance Total			148,000
Real Estate Investment Trusts (REITs) — 0.9%
REITS-Hotels — 0.9%
Host Hotels & Resorts LP
	6.375% 03/15/15	110,000	97,350

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
REITS-Hotels — (continued)
	6.750% 06/01/16	310,000	270,475
REITS-Hotels Total			367,825
Real Estate Investment Trusts (REITs) Total			367,825
FINANCIALS TOTAL			896,715
INDUSTRIALS — 12.9%
Aerospace & Defense — 2.2%
Aerospace/Defense-Equipment — 1.0%
BE Aerospace, Inc.
	8.500% 07/01/18	330,000	298,650
Moog, Inc.
	7.250% 06/15/18(b)	110,000	101,750
Aerospace/Defense-Equipment Total			400,400
Electronics-Military — 1.2%
L-3 Communications Corp.
	6.375% 10/15/15	480,000	454,800
Electronics-Military Total			454,800
Aerospace & Defense Total			855,200
Building Materials — 0.6%
Building Products-Cement/Aggregation — 0.6%
Owens Corning
	6.500% 12/01/16	260,000	201,986
Texas Industries, Inc.
	7.250% 07/15/13(b)	30,000	24,375
Building Products-Cement/Aggregation Total			226,361
Building Materials Total			226,361
Electrical Components & Equipment — 1.0%
Wire & Cable Products — 1.0%
Belden, Inc.
	7.000% 03/15/17	185,000	162,800
General Cable Corp.
	3.583% 04/01/15(c)	145,000	110,200
	7.125% 04/01/17	155,000	134,850
Wire & Cable Products Total			407,850
Electrical Components & Equipment Total			407,850

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Electronics — 0.7%
Electronic Components-Miscellaneous — 0.7%
Flextronics International Ltd.
	6.250% 11/15/14	300,000	271,500
Electronic Components-Miscellaneous Total			271,500
Electronics Total			271,500
Environmental Control — 0.5%
Non-Hazardous Waste Disposal — 0.5%
Allied Waste North America, Inc.
	7.125% 05/15/16	215,000	210,700
Non-Hazardous Waste Disposal Total			210,700
Environmental Control Total			210,700
Machinery-Construction & Mining — 0.6%
Terex Corp.
	8.000% 11/15/17	295,000	241,900
Machinery-Construction & Mining Total			241,900
Machinery-Diversified — 1.0%
Machinery-General Industry — 1.0%
Manitowoc Co., Inc.
	7.125% 11/01/13	250,000	170,000
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	250,000	239,375
Machinery-General Industry Total			409,375
Machinery-Diversified Total			409,375
Miscellaneous Manufacturing — 2.3%
Diversified Manufacturing Operators — 1.9%
Bombardier, Inc.
	6.300% 05/01/14(b)	540,000	453,600
Koppers Holdings, Inc.
	(d) 11/15/14 (9.875% 11/15/09)	145,000	123,250
Trinity Industries, Inc.
	6.500% 03/15/14	220,000	179,850
Diversified Manufacturing Operators Total			756,700

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Miscellaneous Manufacturing — (continued)
Miscellaneous Manufacturing — 0.4%
American Railcar Industries, Inc.
	7.500% 03/01/14	215,000	167,700
Miscellaneous Manufacturer Total			167,700
Miscellaneous Manufacturing Total			924,400
Packaging & Containers — 1.3%
Containers-Metal/Glass — 1.3%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	235,000	238,525
Silgan Holdings, Inc.
	6.750% 11/15/13	270,000	260,550
Containers-Metal/Glass Total			499,075
Packaging & Containers Total			499,075
Transportation — 2.7%
Transportation-Marine — 1.5%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	200,000	123,000
Stena AB
	7.500% 11/01/13	240,000	182,400
Teekay Corp.
	8.875% 07/15/11	310,000	302,250
Transportation-Marine Total			607,650
Transportation-Railroad — 0.6%
Kansas City Southern de Mexico SA de CV
	7.375% 06/01/14	280,000	226,800
Transportation-Railroad Total			226,800
Transportation-Services — 0.6%
Bristow Group, Inc.
	7.500% 09/15/17	315,000	255,150
Transportation-Services Total			255,150
Transportation Total			1,089,600
INDUSTRIALS TOTAL			5,135,961
TECHNOLOGY — 0.4%
Computers — 0.3%
Computers-Memory Devices — 0.3%
Seagate Technology International
	10.000% 05/01/14(b)(e)	120,000	118,200
Computers-Memory Devices Total			118,200
Computers Total			118,200

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Office/Business Equipment — 0.1%
Office Automation & Equipment — 0.1%
Xerox Corp.
	6.400% 03/15/16	45,000	36,900
Office Automation & Equipment Total			36,900
Office/Business Equipment Total			36,900
TECHNOLOGY TOTAL			155,100
TELECOMMUNICATION SERVICES — 0.9%
Media — 0.9%
Quebecor Media, Inc.
	7.750% 03/15/16	405,000	338,175
Media Total			338,175
TELECOMMUNICATION SERVICES TOTAL			338,175
UTILITIES — 9.2%
Electric — 9.0%
Electric-Generation — 3.5%
AES Corp.
	7.750% 03/01/14	260,000	244,400
	8.000% 10/15/17	360,000	329,400
Edison Mission Energy
	7.000% 05/15/17	405,000	305,775
Intergen NV
	9.000% 06/30/17(b)	525,000	498,750
Electric-Generation Total			1,378,325
Electric-Integrated — 3.0%
CMS Energy Corp.
	6.875% 12/15/15	265,000	238,284
Ipalco Enterprises, Inc.
	7.250% 04/01/16(b)	315,000	296,100
TXU Energy Co. LLC
	3.928% 10/10/14(c)(f)	10,000	6,751
	3.969% 10/10/14(c)(f)	975,000	658,236
Electric-Integrated Total			1,199,371
Independent Power Producer — 2.5%
Dynegy Holdings, Inc.
	7.125% 05/15/18	445,000	271,450
Mirant North America LLC
	7.375% 12/31/13	290,000	279,125
NRG Energy, Inc.
	7.375% 02/01/16	230,000	221,375

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Independent Power Producer — (continued)
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(b)	315,000	245,700
Independent Power Producer Total			1,017,650
Electric Total			3,595,346
Gas — 0.2%
Gas-Distribution — 0.2%
Centerpoint Energy, Inc.
	5.950% 02/01/17	35,000	28,923
	6.500% 05/01/18	60,000	51,302
Gas-Distribution Total			80,225
Gas Total			80,225
UTILITIES TOTAL			3,675,571

	Total Corporate Fixed-Income Bonds & Notes (cost of $39,892,528)		36,194,043

Municipal Bond — 0.3%
VIRGINIA — 0.3%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	275,000	132,292
VIRGINIA TOTAL			132,292

	Total Municipal Bond (cost of $274,976)		132,292

Short-Term Obligation — 5.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/09, due 05/01/09 at 0.120%, collateralized by a U.S. Government Agency Obligation maturing 09/10/10, market value $2,194,200 (repurchase proceeds $2,150,007)	2,150,000	2,150,000

	Total Short-Term Obligation (cost of $2,150,000)		2,150,000

Total Investments — 96.7% (cost of $42,317,504)(g)(h)	$38,476,335

Other Assets & Liabilities, Net — 3.3%	1,293,133

Net Assets — 100.0%	$39,769,468

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuating securities are not necessarily an indication of risk associated with investing in those securities.

The following table summarizes the inputs used, as of April 30, 2009 in valuing the Fund’s assets:

Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	38,476,335	(1,456)
Level 3 – Significant Unobservable Inputs	—	—
Total	$38,476,335	$(1,456)

*	Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

(a)	Principal amount is stated in U.S. dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities, which are not illiquid, except for the following, amounted to $5,631,541, which represents 14.2% of net assets.

Acquisition
Security	Date	Par	Cost	Value
Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07	$260,000	$263,643	$198,806

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2009.

(d)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(e)	Security purchased on a delayed delivery basis.

(f)	Loan participation agreement.

(g)	Cost for federal income tax purposes is $42,473,813.

(h)	Unrealized appreciation and depreciation at April 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$644,670	$(4,642,148)	$(3,997,478)

Forward foreign currency exchange contracts outstanding on April 30, 2009 is:

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$70,120	$68,664	05/21/09	$(1,456)

Acronym	Name

EUR	Euro
PIK	Payment-In-Kind

INVESTMENT PORTFOLIO

April 30, 2009 (Unaudited)	CMG International Stock Fund

		Shares	Value ($)*
Common Stocks — 95.0%
CONSUMER DISCRETIONARY — 10.3%
Auto Components — 0.9%
	Denso Corp.	22,200	522,433
Auto Components Total			522,433
Automobiles — 1.1%
	Honda Motor Co., Ltd.	11,100	322,708
	Toyota Motor Corp.	8,100	317,085
Automobiles Total			639,793
Diversified Consumer Services — 1.0%
	Benesse Corp.	14,800	564,803
Diversified Consumer Services Total			564,803
Hotels, Restaurants & Leisure — 2.0%
	OPAP SA	19,316	598,102
	Paddy Power PLC	28,386	521,773
Hotels, Restaurants & Leisure Total			1,119,875
Media — 2.0%
	Publicis Groupe SA	11,946	366,368
	Vivendi	27,530	742,199
Media Total			1,108,567
Specialty Retail — 2.5%
	Fast Retailing Co., Ltd.	3,900	407,972
	Game Group PLC	217,627	633,112
	Point, Inc.	8,840	394,039
Specialty Retail Total			1,435,123
Textiles, Apparel & Luxury Goods — 0.8%
	Polo Ralph Lauren Corp. (a)	8,667	466,631
Textiles, Apparel & Luxury Goods Total			466,631
CONSUMER DISCRETIONARY TOTAL			5,857,225
CONSUMER STAPLES — 9.2%
Beverages — 0.8%
	Fomento Economico Mexicano SAB de CV, ADR	15,865	449,138
Beverages Total			449,138
Food & Staples Retailing — 2.8%
	Koninklijke Ahold NV	52,353	575,987
	Seven & I Holdings Co., Ltd.	29,200	659,926
	Wal-Mart Stores, Inc.	7,139	359,806
Food & Staples Retailing Total			1,595,719
Food Products — 3.8%
	China Milk Products Group Ltd.	787,000	203,910
	Kerry Group PLC, Class A	21,553	442,435

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — (continued)
	Nestle SA, Registered Shares	32,395	1,053,588
	Toyo Suisan Kaisha Ltd.	21,000	409,218
Food Products Total			2,109,151
Household Products — 0.9%
	Unicharm Corp.	7,500	523,027
Household Products Total			523,027
Tobacco — 0.9%
	Japan Tobacco, Inc.	206	514,313
Tobacco Total			514,313
CONSUMER STAPLES TOTAL			5,191,348
ENERGY — 8.6%
Energy Equipment & Services — 1.2%
	Noble Corp.	13,213	361,111
	Shinko Plantech Co., Ltd.	47,000	310,881
Energy Equipment & Services Total			671,992
Oil, Gas & Consumable Fuels — 7.4%
	BG Group PLC	34,621	556,675
	BP PLC, ADR	22,690	963,417
	Repsol YPF SA	22,006	418,808
	Royal Dutch Shell PLC, Class B	33,306	763,886
	Total SA	23,074	1,153,885
	Yanzhou Coal Mining Co., Ltd., Class H	332,000	314,270
Oil, Gas & Consumable Fuels Total			4,170,941
ENERGY TOTAL			4,842,933
FINANCIALS — 22.1%
Capital Markets — 0.8%
	Intermediate Capital Group PLC	30,543	219,403
	Macquarie Group Ltd. (b)	9,919	243,652
Capital Markets Total			463,055
Commercial Banks — 13.4%
	Australia & New Zealand Banking Group Ltd.	27,637	318,141
	Banco Bilbao Vizcaya Argentaria SA	76,019	819,476
	Banco Santander SA	115,308	1,088,573
	Bank of China Ltd., Class H	929,000	344,187
	Barclays PLC	167,735	682,485
	BNP Paribas	10,637	560,050
	DBS Group Holdings Ltd.	79,000	503,741

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	HSBC Holdings PLC	80,960	575,109
	Industrial & Commercial Bank of China, Class H	416,000	237,599
	Itau Unibanco Banco Multiplo SA, ADR	17,859	245,204
	National Bank of Greece SA	11,287	234,618
	Standard Chartered PLC	44,198	679,685
	Sumitomo Mitsui Financial Group, Inc.	19,600	678,319
	Sumitomo Trust & Banking Co., Ltd.	41,000	170,844
	Turkiye Is Bankasi, Class C	151,692	434,188
Commercial Banks Total			7,572,219
Diversified Financial Services — 1.0%
	ING Groep NV	60,351	555,351
Diversified Financial Services Total			555,351
Insurance — 4.4%
	Axis Capital Holdings Ltd.	12,935	318,718
	Baloise Holding AG, Registered Shares	8,251	603,919
	Brit Insurance Holdings PLC	188,646	511,243
	Lancashire Holdings Ltd. (c)	61,780	438,777
	Zurich Financial Services AG, Registered Shares	3,157	583,065
Insurance Total			2,455,722
Real Estate Investment Trusts (REITs) — 0.5%
	Japan Retail Fund Investment Corp.	87	305,897
Real Estate Investment Trusts (REITs) Total			305,897
Real Estate Management & Development — 2.0%
	Hongkong Land Holdings Ltd.	205,000	508,187
	Leopalace21 Corp.	35,400	258,897
	Swire Pacific Ltd., Class A	49,500	386,340
Real Estate Management & Development Total			1,153,424
FINANCIALS TOTAL			12,505,668
HEALTH CARE — 8.1%
Biotechnology — 0.5%
	Amgen, Inc. (c)	6,112	296,249
Biotechnology Total			296,249
Health Care Equipment & Supplies — 0.5%
	Terumo Corp.	7,200	272,321
Health Care Equipment & Supplies Total			272,321
Pharmaceuticals — 7.1%
	Astellas Pharma, Inc.	15,000	489,347
	AstraZeneca PLC, ADR	19,307	675,166

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
	Daiichi Sankyo Co., Ltd.	19,600	329,639
	Novartis AG, Registered Shares	6,626	250,250
	Roche Holding AG, Genusschein Shares	7,543	953,134
	Sanofi-Aventis SA	12,962	746,055
	Santen Pharmaceutical Co. Ltd.	10,800	304,675
	Takeda Pharmaceutical Co., Ltd.	7,900	280,793
Pharmaceuticals Total			4,029,059
HEALTH CARE TOTAL			4,597,629
INDUSTRIALS — 11.2%
Aerospace & Defense — 1.9%
	BAE Systems PLC	132,284	695,845
	MTU Aero Engines Holding AG	11,972	402,080
Aerospace & Defense Total			1,097,925
Airlines — 0.5%
	Deutsche Lufthansa AG, Registered Shares	21,169	269,604
Airlines Total			269,604
Construction & Engineering — 1.7%
	Outotec Oyj	24,094	511,301
	Toyo Engineering Corp.	136,000	431,708
Construction & Engineering Total			943,009
Electrical Equipment — 2.8%
	ABB Ltd., Registered Shares (c)	40,626	574,049
	Gamesa Corp., Tecnologica SA	20,224	379,440
	Schneider Electric SA	8,587	647,497
Electrical Equipment Total			1,600,986
Industrial Conglomerates — 2.1%
	DCC Plc	17,422	315,021
	Keppel Corp. Ltd.	109,000	435,833
	Siemens AG, Registered Shares	6,292	422,342
Industrial Conglomerates Total			1,173,196
Machinery — 1.6%
	Demag Cranes AG	20,351	426,632
	Nabtesco Corp.	60,000	485,169
Machinery Total			911,801

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Professional Services — 0.6%
	Teleperformance	11,763	338,917
Professional Services Total			338,917
INDUSTRIALS TOTAL			6,335,438
INFORMATION TECHNOLOGY — 5.1%
Electronic Equipment, Instruments & Components — 0.7%
	FUJIFILM Holdings Corp.	16,200	416,167
Electronic Equipment, Instruments & Components Total			416,167
Internet Software & Services — 0.6%
	NetEase.com, Inc., ADR (c)	5,200	156,936
	Yahoo! Japan Corp.	800	199,137
Internet Software & Services Total			356,073
IT Services — 1.1%
	Cap Gemini SA	8,859	331,127
	Redecard SA	22,400	281,925
IT Services Total			613,052
Office Electronics — 1.1%
	Canon, Inc.	21,300	642,354
Office Electronics Total			642,354
Semiconductors & Semiconductor Equipment — 0.7%
	Marvell Technology Group Ltd. (c)	12,999	142,729
	United Microelectronics Corp., ADR	73,872	225,310
Semiconductors & Semiconductor Equipment Total			368,039
Software — 0.9%
	Nintendo Co., Ltd.	1,800	481,575
Software Total			481,575
INFORMATION TECHNOLOGY TOTAL			2,877,260
MATERIALS — 8.5%
Chemicals — 3.1%
	BASF SE	17,121	643,688
	Clariant AG, Registered Shares (c)	49,348	278,302
	Nifco, Inc.	23,100	304,758
	Potash Corp. of Saskatchewan, Inc.	2,500	214,741
	Syngenta AG, Registered Shares	1,538	328,137
Chemicals Total			1,769,626
Construction Materials — 0.6%
	Ciments Francais SA	4,003	361,704
Construction Materials Total			361,704

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 0.4%
	Toyo Seikan Kaisha Ltd.	11,800	195,273
Containers & Packaging Total			195,273
Metals & Mining — 4.4%
	Anglo American PLC	20,327	440,903
	BHP Billiton PLC	45,114	947,755
	Salzgitter AG	5,255	373,353
	Tokyo Steel Manufacturing Co., Ltd.	29,700	301,564
	Yamato Kogyo Co., Ltd.	18,800	424,009
Metals & Mining Total			2,487,584
MATERIALS TOTAL			4,814,187
TELECOMMUNICATION SERVICES — 6.0%
Diversified Telecommunication Services — 5.0%
	BCE, Inc.	19,300	412,590
	Bezeq Israeli Telecommunication Corp., Ltd.	306,737	482,007
	France Telecom SA	24,248	538,058
	Nippon Telegraph & Telephone Corp.	15,800	592,227
	Telefonica O2 Czech Republic AS	27,880	595,736
	Telekomunikacja Polska SA	41,570	218,422
Diversified Telecommunication Services Total			2,839,040
Wireless Telecommunication Services — 1.0%
	NTT DoCoMo, Inc.	161	224,313
	Vodafone Group PLC	171,845	315,647
Wireless Telecommunication Services Total			539,960
TELECOMMUNICATION SERVICES TOTAL			3,379,000
UTILITIES — 5.9%
Electric Utilities — 3.0%
	E.ON AG	27,469	927,772
	Enel SpA	50,310	272,549
	Iberdrola SA	65,209	515,268
Electric Utilities Total			1,715,589
Gas Utilities — 0.4%
	Gas Natural SDG SA	14,874	237,051
Gas Utilities Total			237,051
Independent Power Producers & Energy Traders — 0.8%
	International Power PLC	126,303	457,391
Independent Power Producers & Energy Traders Total			457,391

6

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Multi-Utilities — 1.7%
	Centrica PLC	164,391	551,176
	United Utilities Group PLC	49,763	373,441
Multi-Utilities Total			924,617
UTILITIES TOTAL			3,334,648

	Total Common Stocks (cost of $64,750,452)		53,735,336
Investment Companies — 2.1%
	iShares MSCI Brazil Index Fund	4,304	194,110
	iShares MSCI EAFE Index Fund	24,276	1,017,650

	Total Investment Companies (cost of $1,302,048)		1,211,760
Preferred Stock — 0.5%
UTILITIES — 0.5%
Electric Utilities — 0.5%
	Cia Energetica de Minas Gerais	21,250	258,714
Electric Utilities Total			258,714
UTILITIES TOTAL			258,714

	Total Preferred Stock (cost of $406,278)		258,714

		Units
Purchased Call Option — 0.0%
UTILITIES — 0.0%
	CBOE Market Volatility: Strike price $40.00 Expired 05/16/09	14,500	21,750
UTILITIES TOTAL			21,750

	Total Purchased Call Option (cost of $49,290)		21,750
Rights — 0.0%
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
Fortis
	Expires 07/04/14 (b)(c)(d)	23,749	—
Diversified Financial Services Total			—
FINANCIALS TOTAL			—

	Total Rights (cost of $—)		—

7

		Par ($)	Value ($)
Short-Term Obligation — 1.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/09, due 05/01/09 at 0.100%, collateralized by a U.S. Treasury Obligation maturing 08/15/15, market value $984,192 (repurchase proceeds $961,003)	961,000	961,000

	Total Short-Term Obligation (cost of $961,000)		961,000

	Total Investments — 99.3% (cost of $67,469,068)(e)(f)		56,188,560

	Other Assets & Liabilities, Net — 0.7%		363,401

	Net Assets — 100.0%		56,551,961

8

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Purchased options are valued at the last reported sales price, or in the absence of a sale, at the last quoted bid price. Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

9

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$7,570,082	$(1,000)
Level 2 – Other Significant Observable Inputs	48,374,826	160,026
Level 3 – Significant Unobservable Inputs	243,652	—
Total	$56,188,560	$159,026

*Other financial instruments consist of forward foreign currency exchange contracts and written options which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending April 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of July 31, 2008	$269,444	$—
Accretion of discounts/Amortization of premiums	—	—
Realized loss	(9,672)	—
Change in unrealized appreciation	14,140	—
Net sales	(30,260)	—
Transfers in and/or out of Level 3	—	—
Balance as of April 30, 2009	$243,652	$—

10

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized gains attributable to securities owned at April 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $14,140.

(a)	All or a portion of this security is pledged as collateral for open written option contracts.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	Non-income producing security.

(d)	Security has no value.

(e)	Cost for federal income tax purposes is $67,469,068.

(f)	Unrealized appreciation and depreciation at April 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
	$3,382,577	$(14,663,085)	$(11,280,508)

At April 30, 2009, the Fund held the following written call options:

	Strike	Number of
Name of Issuer	Price	Contracts	Expiration Date	Premium	Value
Polo Ralph Lauren Corp.	$60	20	05/16/09	$1,480	$1,000
Total written call options (proceeds $1,480)

For the nine month period ended April 30, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at July 31, 2008	70	$4,578
Options written	2,142	81,556
Options terminated in closing purchase transactions	(61)	(3,615)
Options exercised	(379)	(10,071)
Options expired	(1,752)	(70,968)
Options outstanding at April 30, 2009	20	$1,480

Forward foreign currency exchange contracts outstanding on April 30, 2009 are:

Forward Foreign Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$3,086,129	$2,975,223	7/23/09	$110,906
DKK	265,589	259,578	7/23/09	6,011
EUR	1,593,797	1,555,956	7/23/09	37,841
GBP	785,548	765,059	7/23/09	20,489
GBP	270,725	267,875	7/23/09	2,850
JPY	155,791	157,000	7/23/09	(1,209)
NOK	376,184	364,495	7/23/09	11,689
SEK	1,104,725	1,040,308	7/23/09	64,417
				$252,994

11

Forward Foreign Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
CAD	$538,287	$517,304	7/23/09	$(20,983)
CHF	584,269	570,767	7/23/09	(13,502)
CZK	692,109	671,596	7/23/09	(20,513)
EUR	269,821	267,933	7/23/09	(1,888)
ILS	628,734	618,967	7/23/09	(9,767)
PLN	315,170	306,885	7/23/09	(8,285)
SGD	396,448	389,090	7/23/09	(7,358)
TWD	322,096	311,424	7/23/09	(10,672)
				$(92,968)

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

12

INVESTMENT PORTFOLIO

April 30, 2009 (Unaudited)	CMG Large Cap Growth Fund

		Shares	Value ($)*
Common Stocks — 98.7%
CONSUMER DISCRETIONARY — 10.9%
Diversified Consumer Services — 0.6%
	Apollo Group, Inc., Class A (a)	4,814	303,041
Diversified Consumer Services Total			303,041
Hotels, Restaurants & Leisure — 1.4%
	McDonald’s Corp.	5,028	267,942
	Starwood Hotels & Resorts Worldwide, Inc.	20,772	433,304
Hotels, Restaurants & Leisure Total			701,246
Internet & Catalog Retail — 0.6%
	Amazon.com, Inc. (a)	3,773	303,802
Internet & Catalog Retail Total			303,802
Media — 1.9%
	Comcast Corp., Class A	27,538	425,737
	DIRECTV Group, Inc. (a)	20,676	511,318
Media Total			937,055
Multiline Retail — 1.9%
	Kohl’s Corp. (a)	9,663	438,217
	Target Corp.	11,994	494,873
Multiline Retail Total			933,090
Specialty Retail — 3.6%
	Best Buy Co., Inc.	4,639	178,045
	GameStop Corp., Class A (a)	11,510	347,141
	Lowe’s Companies, Inc.	19,016	408,844
	O’Reilly Automotive, Inc. (a)	5,525	214,646
	Staples, Inc.	16,227	334,601
	TJX Companies, Inc.	10,310	288,371
Specialty Retail Total			1,771,648
Textiles, Apparel & Luxury Goods — 0.9%
	Polo Ralph Lauren Corp.	7,680	413,491
Textiles, Apparel & Luxury Goods Total			413,491
CONSUMER DISCRETIONARY TOTAL			5,363,373
CONSUMER STAPLES — 11.1%
Beverages — 2.4%
	Coca-Cola Co.	22,741	979,000
	Molson Coors Brewing Co., Class B	5,400	206,550
Beverages Total			1,185,550
Food & Staples Retailing — 3.8%
	CVS Caremark Corp.	24,547	780,104
	Wal-Mart Stores, Inc.	21,493	1,083,247
Food & Staples Retailing Total			1,863,351

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — 1.9%
	Colgate-Palmolive Co.	8,962	528,758
	Procter & Gamble Co.	7,710	381,182
Household Products Total			909,940
Personal Products — 1.5%
	Avon Products, Inc.	18,089	411,706
	Estee Lauder Companies, Inc., Class A	10,510	314,249
Personal Products Total			725,955
Tobacco — 1.5%
	Philip Morris International, Inc.	20,578	744,924
Tobacco Total			744,924
CONSUMER STAPLES TOTAL			5,429,720
ENERGY — 7.9%
Energy Equipment & Services — 2.9%
	Nabors Industries Ltd. (a)	20,500	311,805
	Schlumberger Ltd.	5,237	256,561
	Transocean Ltd. (a)	8,724	588,695
	Weatherford International Ltd. (a)	16,460	273,730
Energy Equipment & Services Total			1,430,791
Oil, Gas & Consumable Fuels — 5.0%
	Devon Energy Corp.	5,988	310,478
	Hess Corp.	8,672	475,139
	Occidental Petroleum Corp.	11,859	667,543
	Peabody Energy Corp.	13,388	353,309
	Southwestern Energy Co. (a)	7,363	264,037
	Ultra Petroleum Corp. (a)	8,606	368,337
Oil, Gas & Consumable Fuels Total			2,438,843
ENERGY TOTAL			3,869,634
FINANCIALS — 4.1%
Capital Markets — 2.6%
	Charles Schwab Corp.	16,190	299,191
	Goldman Sachs Group, Inc.	3,675	472,238
	Morgan Stanley	20,886	493,745
Capital Markets Total			1,265,174
Diversified Financial Services — 0.9%
	JPMorgan Chase & Co.	13,930	459,690
Diversified Financial Services Total			459,690

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 0.6%
	Axis Capital Holdings Ltd.	12,352	304,353
Insurance Total			304,353
FINANCIALS TOTAL			2,029,217
HEALTH CARE — 13.1%
Biotechnology — 2.8%
	Celgene Corp. (a)	6,016	257,003
	Genzyme Corp. (a)	5,014	267,397
	Gilead Sciences, Inc. (a)	12,567	575,569
	Vertex Pharmaceuticals, Inc. (a)	8,984	276,887
Biotechnology Total			1,376,856
Health Care Equipment & Supplies — 3.1%
	Baxter International, Inc.	13,402	649,997
	Boston Scientific Corp. (a)	46,560	391,569
	St. Jude Medical, Inc. (a)	13,615	456,375
Health Care Equipment & Supplies Total			1,497,941
Health Care Providers & Services — 2.5%
	CIGNA Corp.	13,750	271,012
	McKesson Corp.	8,584	317,608
	Medco Health Solutions, Inc. (a)	14,400	627,120
Health Care Providers & Services Total			1,215,740
Life Sciences Tools & Services — 2.3%
	Covance, Inc. (a)	8,104	318,325
	Life Technologies Corp. (a)	14,024	523,095
	Thermo Fisher Scientific, Inc. (a)	8,470	297,128
Life Sciences Tools & Services Total			1,138,548
Pharmaceuticals — 2.4%
	Abbott Laboratories	11,533	482,656
	Bristol-Myers Squibb Co.	21,593	414,586
	Teva Pharmaceutical Industries Ltd., ADR	6,933	304,289
Pharmaceuticals Total			1,201,531
HEALTH CARE TOTAL			6,430,616
INDUSTRIALS — 12.9%
Aerospace & Defense — 2.0%
	Goodrich Corp.	8,554	378,771
	Lockheed Martin Corp.	7,518	590,388
Aerospace & Defense Total			969,159
Air Freight & Logistics — 1.4%
	United Parcel Service, Inc., Class B	12,945	677,541
Air Freight & Logistics Total			677,541

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — 0.7%
	Republic Services, Inc.	17,310	363,510
Commercial Services & Supplies Total			363,510
Electrical Equipment — 1.5%
	Emerson Electric Co.	20,830	709,053
Electrical Equipment Total			709,053
Industrial Conglomerates — 0.5%
	General Electric Co.	19,226	243,209
Industrial Conglomerates Total			243,209
Machinery — 3.5%
	Cummins, Inc.	8,550	290,700
	Flowserve Corp.	6,304	428,042
	Parker Hannifin Corp.	16,314	739,840
	SPX Corp.	5,843	269,771
Machinery Total			1,728,353
Professional Services — 0.9%
	Dun & Bradstreet Corp.	5,322	433,211
Professional Services Total			433,211
Road & Rail — 1.5%
	Union Pacific Corp.	15,220	747,911
Road & Rail Total			747,911
Trading Companies & Distributors — 0.9%
	W.W. Grainger, Inc.	5,483	459,914
Trading Companies & Distributors Total			459,914
INDUSTRIALS TOTAL			6,331,861
INFORMATION TECHNOLOGY — 31.8%
Communications Equipment — 5.6%
	Cisco Systems, Inc. (a)	50,049	966,947
	Corning, Inc.	26,620	389,185
	QUALCOMM, Inc.	25,673	1,086,481
	Research In Motion Ltd. (a)	3,940	273,830
Communications Equipment Total			2,716,443
Computers & Peripherals — 8.7%
	Apple, Inc. (a)	10,394	1,307,877
	EMC Corp. (a)	60,806	761,899
	Hewlett-Packard Co.	31,608	1,137,256
	International Business Machines Corp.	10,439	1,077,409
Computers & Peripherals Total			4,284,441

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — 3.4%
	Equinix, Inc. (a)	4,463	313,436
	Google, Inc., Class A (a)	3,443	1,363,325
Internet Software & Services Total			1,676,761
IT Services — 1.6%
	Visa, Inc., Class A	11,849	769,711
IT Services Total			769,711
Semiconductors & Semiconductor Equipment — 4.8%
	Broadcom Corp., Class A (a)	10,837	251,310
	Intel Corp.	43,570	687,535
	Marvell Technology Group Ltd. (a)	33,808	371,212
	Maxim Integrated Products, Inc.	14,130	191,461
	Microchip Technology, Inc.	11,876	273,148
	Texas Instruments, Inc.	32,532	587,528
Semiconductors & Semiconductor Equipment Total			2,362,194
Software — 7.7%
	Activision Blizzard, Inc. (a)	33,058	356,035
	Adobe Systems, Inc. (a)	22,646	619,368
	Microsoft Corp.	83,961	1,701,050
	Oracle Corp.	35,411	684,849
	Symantec Corp. (a)	24,754	427,006
Software Total			3,788,308
INFORMATION TECHNOLOGY TOTAL			15,597,858
MATERIALS — 4.7%
Chemicals — 3.7%
	Celanese Corp., Series A	15,850	330,314
	Monsanto Co.	8,614	731,243
	Potash Corp. of Saskatchewan	2,839	245,545
	Praxair, Inc.	6,582	491,083
Chemicals Total			1,798,185

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 1.0%
	Crown Holdings, Inc. (a)	10,640	234,612
	Owens-Illinois, Inc. (a)	10,780	262,924
Containers & Packaging Total			497,536
MATERIALS TOTAL			2,295,721
TELECOMMUNICATION SERVICES — 0.6%
Wireless Telecommunication Services — 0.6%
	American Tower Corp., Class A (a)	9,900	314,424
Wireless Telecommunication Services Total			314,424
TELECOMMUNICATION SERVICES TOTAL			314,424
UTILITIES — 1.6%
Electric Utilities — 0.9%
	FPL Group, Inc.	8,066	433,870
Electric Utilities Total			433,870
Independent Power Producers & Energy Traders — 0.7%
	AES Corp. (a)	50,900	359,863
Independent Power Producers & Energy Traders Total			359,863
UTILITIES TOTAL			793,733

	Total Common Stocks (cost of $47,441,782)		48,456,157

		Par ($)
Short-Term Obligation — 4.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/09, due 05/01/09 at 0.100%, collateralized by a U.S. Treasury Obligation maturing 08/31/11, market value $2,251,539 (repurchase proceeds $2,204,006)	2,204,000	2,204,000

	Total Short-Term Obligation (cost of $2,204,000)		2,204,000

6

Total Investments — 103.2% (cost of $49,645,782)(b)(c)	$50,660,157

Other Assets & Liabilities, Net — (3.2)%	(1,591,744)

Net Assets — 100.0%	$49,068,413

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$48,456,157	$—
	Level 2 – Other Significant Observable Inputs	2,204,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$50,660,157	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $49,645,782.

(c)	Unrealized appreciation and depreciation at April 30, 2009, based on cost of investments for federal income tax purposes was:

7

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,484,567	$(3,470,192)	$1,014,375

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
April 30, 2009 (Unaudited)	CMG Large Cap Value Fund

		Shares	Value ($)*
Common Stocks — 94.4%
CONSUMER DISCRETIONARY — 7.8%
Hotels, Restaurants & Leisure — 2.2%
	Carnival Corp.	20,100	540,288
	McDonald’s Corp.	4,666	248,651
Hotels, Restaurants & Leisure Total			788,939
Multiline Retail — 2.7%
	Kohl’s Corp. (a)	13,625	617,894
	Nordstrom, Inc.	16,600	375,658
Multiline Retail Total			993,552
Specialty Retail — 2.0%
	Lowe’s Companies, Inc.	33,300	715,950
Specialty Retail Total			715,950
Textiles, Apparel & Luxury Goods — 0.9%
	V.F. Corp.	5,400	320,058
Textiles, Apparel & Luxury Goods Total			320,058
CONSUMER DISCRETIONARY TOTAL			2,818,499
CONSUMER STAPLES — 7.3%
Beverages — 0.7%
	Diageo PLC, ADR	5,599	267,912
Beverages Total			267,912
Food & Staples Retailing — 1.5%
	Sysco Corp.	14,600	340,618
	Wal-Mart Stores, Inc.	3,900	196,560
Food & Staples Retailing Total			537,178
Food Products — 0.8%
	ConAgra Foods, Inc.	7,800	138,060
	J M Smucker Co.	3,900	153,660
Food Products Total			291,720
Household Products — 1.8%
	Procter & Gamble Co.	13,400	662,496
Household Products Total			662,496
Personal Products — 1.5%
	Avon Products, Inc.	23,365	531,787
Personal Products Total			531,787
Tobacco — 1.0%
	Philip Morris International, Inc.	10,129	366,670
Tobacco Total			366,670
CONSUMER STAPLES TOTAL			2,657,763

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — 16.4%
Energy Equipment & Services — 3.4%
	Halliburton Co.	7,554	152,742
	Nabors Industries Ltd. (a)	28,700	436,527
	Smith International, Inc.	4,200	108,570
	Transocean Ltd. (a)	8,200	553,336
Energy Equipment & Services Total			1,251,175
Oil, Gas & Consumable Fuels — 13.0%
	Chevron Corp.	9,900	654,390
	EOG Resources, Inc.	7,275	461,817
	Exxon Mobil Corp.	16,235	1,082,388
	Hess Corp.	10,475	573,925
	Marathon Oil Corp.	11,500	341,550
	Newfield Exploration Co. (a)	8,900	277,502
	Occidental Petroleum Corp.	11,000	619,190
	Petroleo Brasileiro SA, ADR	9,400	315,558
	Williams Companies, Inc.	27,300	384,930
Oil, Gas & Consumable Fuels Total			4,711,250
ENERGY TOTAL			5,962,425
FINANCIALS — 21.0%
Capital Markets — 3.6%
	Goldman Sachs Group, Inc.	5,600	719,600
	Morgan Stanley	24,900	588,636
Capital Markets Total			1,308,236
Commercial Banks — 5.8%
	PNC Financial Services Group, Inc.	13,100	520,070
	U.S. Bancorp	39,846	725,994
	Wells Fargo & Co.	36,056	721,481
	Zions Bancorporation	13,800	150,834
Commercial Banks Total			2,118,379
Diversified Financial Services — 3.3%
	JPMorgan Chase & Co.	36,100	1,191,300
Diversified Financial Services Total			1,191,300
Insurance — 5.4%
	ACE Ltd.	11,787	545,974
	Aon Corp.	6,000	253,200
	Axis Capital Holdings Ltd.	14,200	349,888
	Marsh & McLennan Companies, Inc.	19,900	419,691
	Prudential Financial, Inc.	13,500	389,880
Insurance Total			1,958,633

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 2.9%
	Plum Creek Timber Co., Inc.	12,300	424,596
	Rayonier, Inc.	11,700	451,854
	Simon Property Group, Inc.	3,900	201,240
Real Estate Investment Trusts (REITs) Total			1,077,690
FINANCIALS TOTAL			7,654,238
HEALTH CARE — 8.8%
Biotechnology — 1.0%
	Amgen, Inc. (a)	7,800	378,066
Biotechnology Total			378,066
Health Care Providers & Services — 1.5%
	Medco Health Solutions, Inc. (a)	12,500	544,375
Health Care Providers & Services Total			544,375
Life Sciences Tools & Services — 2.2%
	Life Technologies Corp. (a)	10,300	384,190
	Thermo Fisher Scientific, Inc. (a)	11,900	417,452
Life Sciences Tools & Services Total			801,642
Pharmaceuticals — 4.1%
	Abbott Laboratories	4,900	205,065
	Johnson & Johnson	14,500	759,220
	Schering-Plough Corp.	22,600	520,252
Pharmaceuticals Total			1,484,537
HEALTH CARE TOTAL			3,208,620
INDUSTRIALS — 10.9%
Aerospace & Defense — 5.2%
	Goodrich Corp.	9,300	411,804
	Honeywell International, Inc.	12,300	383,883
	L-3 Communications Holdings, Inc.	2,950	224,642
	Northrop Grumman Corp.	7,700	372,295
	United Technologies Corp.	10,496	512,625
Aerospace & Defense Total			1,905,249
Construction & Engineering — 0.8%
	KBR, Inc.	19,200	299,904
Construction & Engineering Total			299,904
Electrical Equipment — 1.4%
	Cooper Industries Ltd., Class A	15,100	495,129
Electrical Equipment Total			495,129
Industrial Conglomerates — 1.4%
	General Electric Co.	41,232	521,585
Industrial Conglomerates Total			521,585

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 2.1%
	Eaton Corp.	10,800	473,040
	Navistar International Corp. (a)	4,803	181,553
	Paccar, Inc.	2,700	95,688
Machinery Total			750,281
INDUSTRIALS TOTAL			3,972,148
INFORMATION TECHNOLOGY — 5.2%
Computers & Peripherals — 2.6%
	EMC Corp. (a)	42,600	533,778
	International Business Machines Corp.	3,900	402,519
Computers & Peripherals Total			936,297
Semiconductors & Semiconductor Equipment — 1.8%
	Intel Corp.	13,700	216,186
	Intersil Corp., Class A	13,400	155,440
	Marvell Technology Group Ltd. (a)	9,445	103,706
	Texas Instruments, Inc.	10,600	191,436
Semiconductors & Semiconductor Equipment Total			666,768
Software — 0.8%
	BMC Software, Inc. (a)	7,900	273,893
Software Total			273,893
INFORMATION TECHNOLOGY TOTAL			1,876,958
MATERIALS — 5.5%
Chemicals — 1.9%
	Monsanto Co.	4,575	388,372
	Potash Corp. of Saskatchewan	3,675	317,851
Chemicals Total			706,223
Metals & Mining — 2.4%
	Allegheny Technologies, Inc.	1,800	58,914
	Freeport-McMoRan Copper & Gold, Inc.	6,500	277,225
	Nucor Corp.	13,425	546,263
Metals & Mining Total			882,402
Paper & Forest Products — 1.2%
	Weyerhaeuser Co.	11,800	416,068
Paper & Forest Products Total			416,068
MATERIALS TOTAL			2,004,693

4

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — 5.3%
Diversified Telecommunication Services — 5.3%
	AT&T, Inc.	53,657	1,374,692
	Verizon Communications, Inc.	18,370	557,346
Diversified Telecommunication Services Total			1,932,038
TELECOMMUNICATION SERVICES TOTAL			1,932,038
UTILITIES — 6.2%
Electric Utilities — 3.6%
	Exelon Corp.	8,400	387,492
	FPL Group, Inc.	11,500	618,585
	Northeast Utilities Co.	6,493	136,483
	Southern Co.	5,100	147,288
Electric Utilities Total			1,289,848
Multi-Utilities — 2.6%
	PG&E Corp.	13,733	509,769
	Public Service Enterprise Group, Inc.	6,986	208,462
	Wisconsin Energy Corp.	6,000	239,760
Multi-Utilities Total			957,991
UTILITIES TOTAL			2,247,839

	Total Common Stocks (cost of $36,707,848)		34,335,221

Convertible Preferred Stocks — 1.4%
HEALTH CARE — 0.6%
Pharmaceuticals — 0.6%
	Schering-Plough Corp., 6.000%	1,100	232,364
Pharmaceuticals Total			232,364
HEALTH CARE TOTAL			232,364
MATERIALS — 0.8%
Metals & Mining — 0.8%
	Freeport-McMoRan Copper & Gold, Inc., 6.750%	4,300	289,175
Metals & Mining Total			289,175
MATERIALS TOTAL			289,175

	Total Convertible Preferred Stocks (cost of $486,380)		521,539

Par ($)
Short-Term Obligation — 4.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/09, due 05/01/09 at 0.100%, collateralized by a U.S. Treasury Obligation maturing 01/15/12, market value $1,517,416 (repurchase proceeds $1,486,004)	1,486,000	1,486,000

5

Value ($)
Total Short-Term Obligation (cost of $1,486,000)	1,486,000

Total Investments — 99.9% (cost of $38,680,228)(b)(c)	36,342,760

Other Assets & Liabilities, Net — 0.1%	42,643

Net Assets — 100.0%	36,385,403

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

6

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$34,856,760	$—
	Level 2 – Other Significant Observable Inputs	1,486,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$36,342,760	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $38,680,228.

(c)	Unrealized appreciation and depreciation at April 30, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$2,475,827	$(4,813,295)	$(2,337,468)

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

April 30, 2009 (Unaudited)	CMG Mid Cap Growth Fund

		Shares	Value ($)*
Common Stocks — 98.7%
CONSUMER DISCRETIONARY — 18.5%
Distributors — 0.7%
	LKQ Corp. (a)	6,940	117,841
Distributors Total			117,841
Diversified Consumer Services — 1.7%
	Apollo Group, Inc., Class A (a)	1,530	96,313
	DeVry, Inc.	1,542	65,628
	H&R Block, Inc.	4,660	70,552
	ITT Educational Services, Inc. (a)	623	62,780
Diversified Consumer Services Total			295,273
Hotels, Restaurants & Leisure — 5.0%
	Boyd Gaming Corp.	8,470	77,839
	Burger King Holdings, Inc.	8,156	133,269
	Darden Restaurants, Inc.	2,110	78,007
	Penn National Gaming, Inc. (a)	2,690	91,514
	Starbucks Corp. (a)	6,130	88,640
	Starwood Hotels & Resorts Worldwide, Inc.	4,940	103,048
	Wynn Resorts Ltd. (a)	1,850	72,576
	Yum! Brands, Inc.	6,310	210,438
Hotels, Restaurants & Leisure Total			855,331
Household Durables — 0.9%
	Garmin Ltd.	2,670	67,257
	NVR, Inc. (a)	170	85,913
Household Durables Total			153,170
Internet & Catalog Retail — 0.4%
	Priceline.com, Inc. (a)	720	69,905
Internet & Catalog Retail Total			69,905
Media — 2.9%
	Clear Channel Outdoor Holdings, Inc., Class A (a)	2,438	9,362
	Lamar Advertising Co., Class A (a)	5,310	89,739
	Liberty Media Corp. - Entertainment, Class A (a)	6,430	156,570
	Marvel Entertainment, Inc. (a)	3,310	98,770
	McGraw-Hill Companies, Inc.	4,370	131,756
Media Total			486,197
Multiline Retail — 1.3%
	Kohl’s Corp. (a)	1,410	63,944
	Nordstrom, Inc.	6,810	154,110
Multiline Retail Total			218,054

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — 4.5%
	Advance Auto Parts, Inc.	1,540	67,375
	Bed Bath & Beyond, Inc. (a)	2,910	88,522
	Best Buy Co., Inc.	2,930	112,454
	GameStop Corp., Class A (a)	2,850	85,956
	Gap, Inc.	6,910	107,381
	Sherwin-Williams Co.	1,410	79,862
	TJX Companies, Inc.	3,460	96,776
	Urban Outfitters, Inc. (a)	6,850	133,507
Specialty Retail Total			771,833
Textiles, Apparel & Luxury Goods — 1.1%
	Coach, Inc. (a)	4,230	103,635
	Hanesbrands, Inc. (a)	5,080	83,617
Textiles, Apparel & Luxury Goods Total			187,252
CONSUMER DISCRETIONARY TOTAL			3,154,856
CONSUMER STAPLES — 4.6%
Beverages — 0.3%
	Central European Distribution Corp. (a)	2,545	57,008
Beverages Total			57,008
Food Products — 1.9%
	Campbell Soup Co.	3,250	83,590
	Corn Products International, Inc.	4,320	103,248
	H.J. Heinz Co.	3,830	131,828
Food Products Total			318,666
Household Products — 0.9%
	Church & Dwight Co., Inc.	1,210	65,836
	Clorox Co.	1,450	81,273
Household Products Total			147,109
Personal Products — 1.5%
	Avon Products, Inc.	8,330	189,591
	Herbalife Ltd.	3,350	66,397
Personal Products Total			255,988
CONSUMER STAPLES TOTAL			778,771
ENERGY — 8.1%
Energy Equipment & Services — 2.9%
	Core Laboratories N.V.	800	66,584
	Diamond Offshore Drilling, Inc.	2,510	181,749
	FMC Technologies, Inc. (a)	2,400	82,152
	National-Oilwell Varco, Inc. (a)	2,800	84,784

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Energy Equipment & Services — (continued)
	Smith International, Inc.	3,230	83,495
Energy Equipment & Services Total			498,764
Oil, Gas & Consumable Fuels — 5.2%
	Concho Resources, Inc. (a)	2,458	67,398
	CONSOL Energy, Inc.	2,540	79,451
	Continental Resources, Inc. (a)	3,459	80,768
	Denbury Resources, Inc. (a)	7,179	116,874
	PetroHawk Energy Corp. (a)	4,410	104,076
	Range Resources Corp.	1,560	62,353
	Southwestern Energy Co. (a)	6,258	224,412
	Ultra Petroleum Corp. (a)	1,960	83,888
	Whiting Petroleum Corp. (a)	2,240	73,383
Oil, Gas & Consumable Fuels Total			892,603
ENERGY TOTAL			1,391,367
FINANCIALS — 6.3%
Capital Markets — 4.7%
	Affiliated Managers Group, Inc. (a)	2,160	122,796
	Invesco Ltd.	4,320	63,590
	Janus Capital Group, Inc.	14,544	145,876
	Northern Trust Corp.	1,240	67,406
	T. Rowe Price Group, Inc.	3,290	126,731
	Waddell & Reed Financial, Inc., Class A	12,060	270,265
Capital Markets Total			796,664
Diversified Financial Services — 0.4%
	IntercontinentalExchange, Inc. (a)	890	77,964
Diversified Financial Services Total			77,964
Real Estate Investment Trusts (REITs) — 0.5%
	Plum Creek Timber Co., Inc.	2,290	79,051
Real Estate Investment Trusts (REITs) Total			79,051
Real Estate Management & Development — 0.7%
	CB Richard Ellis Group, Inc., Class A (a)	15,470	116,025
Real Estate Management & Development Total			116,025
FINANCIALS TOTAL			1,069,704
HEALTH CARE — 12.7%
Biotechnology — 1.5%
	Alexion Pharmaceuticals, Inc. (a)	1,620	54,140
	BioMarin Pharmaceuticals, Inc. (a)	6,300	81,018

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Biotechnology — (continued)
	Vertex Pharmaceuticals, Inc. (a)	3,930	121,123
Biotechnology Total			256,281
Health Care Equipment & Supplies — 1.7%
	Intuitive Surgical, Inc. (a)	1,000	143,730
	St. Jude Medical, Inc. (a)	2,250	75,420
	Varian Medical Systems, Inc. (a)	1,920	64,071
Health Care Equipment & Supplies Total			283,221
Health Care Providers & Services — 3.9%
	Express Scripts, Inc. (a)	5,560	355,673
	Laboratory Corp. of America Holdings (a)	2,230	143,055
	Medco Health Solutions, Inc. (a)	2,590	112,795
	Psychiatric Solutions, Inc. (a)	3,060	59,333
Health Care Providers & Services Total			670,856
Life Sciences Tools & Services — 3.8%
	ICON PLC, ADR (a)	13,398	212,224
	Illumina, Inc. (a)	3,096	115,636
	Life Technologies Corp. (a)	6,790	253,267
	Thermo Fisher Scientific, Inc. (a)	2,180	76,474
Life Sciences Tools & Services Total			657,601
Pharmaceuticals — 1.8%
	Allergan, Inc.	4,110	191,772
	Perrigo Co.	4,480	116,122
Pharmaceuticals Total			307,894
HEALTH CARE TOTAL			2,175,853
INDUSTRIALS — 15.6%
Aerospace & Defense — 2.0%
	ITT Corp.	2,570	105,396
	Precision Castparts Corp.	3,110	232,814
Aerospace & Defense Total			338,210
Commercial Services & Supplies — 1.1%
	Stericycle, Inc. (a)	2,360	111,109
	Waste Connections, Inc. (a)	2,902	74,813
Commercial Services & Supplies Total			185,922
Construction & Engineering — 1.1%
	Foster Wheeler AG (a)	5,840	125,735
	Jacobs Engineering Group, Inc. (a)	1,770	67,331
Construction & Engineering Total			193,066

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 2.0%
	AMETEK, Inc.	3,320	106,937
	First Solar, Inc. (a)	530	99,264
	Roper Industries, Inc.	2,950	134,491
Electrical Equipment Total			340,692
Industrial Conglomerates — 1.0%
	McDermott International, Inc. (a)	10,150	163,821
Industrial Conglomerates Total			163,821
Machinery — 2.9%
	Bucyrus International, Inc.	4,440	96,393
	Cummins, Inc.	3,980	135,320
	Joy Global, Inc.	2,715	69,233
	Pall Corp.	4,020	106,168
	Wabtec Corp.	2,160	82,382
Machinery Total			489,496
Marine — 0.5%
	Genco Shipping & Trading Ltd.	4,450	84,995
Marine Total			84,995
Professional Services — 2.8%
	Dun & Bradstreet Corp.	1,190	96,866
	FTI Consulting, Inc. (a)	2,910	159,701
	Huron Consulting Group, Inc. (a)	1,180	56,581
	Monster Worldwide, Inc. (a)	7,164	98,863
	Robert Half International, Inc.	2,860	68,697
Professional Services Total			480,708
Road & Rail — 1.5%
	Landstar System, Inc.	5,260	187,309
	Old Dominion Freight Line, Inc. (a)	2,570	72,345
Road & Rail Total			259,654
Trading Companies & Distributors — 0.7%
	Fastenal Co.	3,380	129,657
Trading Companies & Distributors Total			129,657
INDUSTRIALS TOTAL			2,666,221
INFORMATION TECHNOLOGY — 19.6%
Communications Equipment — 1.3%
	CommScope, Inc. (a)	5,670	142,317
	Tandberg ASA	6,050	85,726
Communications Equipment Total			228,043

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 1.4%
	NetApp, Inc. (a)	4,490	82,167
	SanDisk Corp. (a)	9,800	154,056
Computers & Peripherals Total			236,223
Electronic Equipment, Instruments & Components — 1.3%
	AU Optronics Corp., ADR	5,980	64,883
	LG Display Co., Ltd., ADR	12,850	157,927
Electronic Equipment, Instruments & Components Total			222,810
Internet Software & Services — 1.9%
	Akamai Technologies, Inc. (a)	3,160	69,583
	Equinix, Inc. (a)	1,278	89,754
	Sohu.com, Inc. (a)	1,970	102,736
	VeriSign, Inc. (a)	2,880	59,270
Internet Software & Services Total			321,343
IT Services — 3.0%
	Alliance Data Systems Corp. (a)	1,800	75,366
	Cognizant Technology Solutions Corp., Class A (a)	3,470	86,021
	Hewitt Associates, Inc., Class A (a)	5,710	179,066
	MasterCard, Inc., Class A	580	106,401
	Paychex, Inc.	2,440	65,904
IT Services Total			512,758
Semiconductors & Semiconductor Equipment — 5.8%
	Altera Corp.	7,700	125,587
	Analog Devices, Inc.	9,161	194,946
	Broadcom Corp., Class A (a)	6,930	160,707
	International Rectifier Corp. (a)	5,170	87,270
	Intersil Corp., Class A	6,080	70,528
	KLA-Tencor Corp.	2,520	69,905
	Marvell Technology Group Ltd. (a)	8,390	92,122
	Maxim Integrated Products, Inc.	4,390	59,484
	MEMC Electronic Materials, Inc. (a)	7,610	123,282
Semiconductors & Semiconductor Equipment Total			983,831
Software — 4.9%
	Adobe Systems, Inc. (a)	2,690	73,572
	Autodesk, Inc. (a)	3,430	68,394
	BMC Software, Inc. (a)	2,350	81,475
	Cadence Design Systems, Inc. (a)	16,590	92,572
	Electronic Arts, Inc. (a)	7,390	150,386
	McAfee, Inc. (a)	3,050	114,497

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Salesforce.com, Inc. (a)	2,920	125,005
	Symantec Corp. (a)	7,360	126,960
Software Total			832,861
INFORMATION TECHNOLOGY TOTAL			3,337,869
MATERIALS — 6.2%
Chemicals — 2.8%
	CF Industries Holdings, Inc.	2,950	212,548
	Potash Corp. of Saskatchewan, Inc.	3,150	272,443
Chemicals Total			484,991
Containers & Packaging — 0.6%
	Greif, Inc., Class A	2,110	95,520
Containers & Packaging Total			95,520
Metals & Mining — 2.8%
	Agnico-Eagle Mines Ltd.	2,710	119,538
	Cliffs Natural Resources, Inc.	9,010	207,770
	Steel Dynamics, Inc.	5,600	69,720
	Walter Energy, Inc.	3,250	74,100
Metals & Mining Total			471,128
MATERIALS TOTAL			1,051,639
TELECOMMUNICATION SERVICES — 4.1%
Wireless Telecommunication Services — 4.1%
	American Tower Corp., Class A (a)	11,906	378,135
	Leap Wireless International, Inc. (a)	2,960	106,767
	SBA Communications Corp., Class A (a)	8,850	223,020
Wireless Telecommunication Services Total			707,922
TELECOMMUNICATION SERVICES TOTAL			707,922
UTILITIES — 3.0%
Electric Utilities — 1.0%
	ITC Holdings Corp.	1,659	72,216
	PPL Corp.	3,300	98,703
Electric Utilities Total			170,919
Gas Utilities — 0.6%
	Questar Corp.	3,680	109,370
Gas Utilities Total			109,370
Independent Power Producers & Energy Traders — 1.0%
	AES Corp. (a)	23,450	165,792
Independent Power Producers & Energy Traders Total			165,792

7

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Multi-Utilities — 0.4%
	Xcel Energy, Inc.	3,330	61,405
Multi-Utilities Total			61,405
UTILITIES TOTAL			507,486

	Total Common Stocks (cost of $15,829,738)		16,841,688

		Par ($)
Short-Term Obligation — 3.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/09, due 05/01/09 at 0.100%, collateralized by a U.S. Treasury Obligation maturing 01/31/14, market value $620,313 (repurchase proceeds $604,002)	604,000	604,000

	Total Short-Term Obligation (cost of $604,000)		604,000

8

Total Investments — 102.2% (cost of $16,433,738)(b)(c)	$17,445,688

Other Assets & Liabilities, Net — (2.2)%	(377,230)

Net Assets — 100.0%	$17,068,458

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Purchased options are valued at the last reported sale price, or in the absence of a sale, at the last quoted bid price.  Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources maybe used to determine value.

9

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 — quoted prices in active markets for identical securities
	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$16,755,963	$—
	Level 2 — Other Significant Observable Inputs	689,725	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$17,445,688	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $16,433,738.

(c)	Unrealized appreciation and depreciation at April 30, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$2,092,290	$(1,080,340)	$1,011,950

For the nine month period ended April  30, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at July 31, 2008	—	$—
Options written	59	9,817
Options terminated in closing purchase transactions	(42)	(8,168)
Options exercised	—	—
Options expired	(17)	(1,649)
Options outstanding at April 30, 2009	—	$—

10

Acronym	Name

ADR	American Depositary Receipt

11

INVESTMENT PORTFOLIO

April 30, 2009 (Unaudited)	CMG Mid Cap Value Fund

		Shares	Value ($)*
Common Stocks — 93.5%
CONSUMER DISCRETIONARY — 11.9%
Auto Components — 1.0%
	BorgWarner, Inc.	5,228	151,351
Auto Components Total			151,351
Distributors — 0.7%
	Genuine Parts Co.	3,300	112,068
Distributors Total			112,068
Hotels, Restaurants & Leisure — 2.2%
	Royal Caribbean Cruises Ltd.	10,900	160,557
	Starwood Hotels & Resorts Worldwide, Inc.	8,825	184,089
Hotels, Restaurants & Leisure Total			344,646
Household Durables — 1.2%
	Stanley Works	4,800	182,544
Household Durables Total			182,544
Leisure Equipment & Products — 1.2%
	Hasbro, Inc.	7,000	186,620
Leisure Equipment & Products Total			186,620
Media — 0.8%
	Regal Entertainment Group, Class A	9,700	126,682
Media Total			126,682
Multiline Retail — 1.0%
	Nordstrom, Inc.	7,200	162,936
Multiline Retail Total			162,936
Specialty Retail — 2.5%
	Foot Locker, Inc.	12,900	153,381
	GameStop Corp., Class A (a)	3,400	102,544
	Ross Stores, Inc.	3,600	136,584
Specialty Retail Total			392,509
Textiles, Apparel & Luxury Goods — 1.3%
	Polo Ralph Lauren Corp.	3,900	209,976
Textiles, Apparel & Luxury Goods Total			209,976
CONSUMER DISCRETIONARY TOTAL			1,869,332
CONSUMER STAPLES — 8.7%
Beverages — 2.4%
	Fomento Economico Mexicano SAB de CV, ADR	6,575	186,138
	Pepsi Bottling Group, Inc.	6,100	190,747
Beverages Total			376,885

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 0.6%
	Kroger Co.	3,950	85,399
Food & Staples Retailing Total			85,399
Food Products — 3.2%
	ConAgra Foods, Inc.	6,400	113,280
	Dean Foods Co. (a)	7,700	159,390
	Hershey Co.	3,000	108,420
	J M Smucker Co.	2,600	102,440
	Smithfield Foods, Inc. (a)	2,900	25,056
Food Products Total			508,586
Household Products — 0.9%
	Clorox Co.	2,450	137,323
Household Products Total			137,323
Personal Products — 1.6%
	Avon Products, Inc.	6,200	141,112
	Estee Lauder Companies, Inc., Class A	3,675	109,882
Personal Products Total			250,994
CONSUMER STAPLES TOTAL			1,359,187
ENERGY — 7.1%
Energy Equipment & Services — 1.9%
	Complete Production Services, Inc. (a)	4,920	32,866
	National-Oilwell Varco, Inc. (a)	3,850	116,578
	Noble Corp.	5,300	144,849
Energy Equipment & Services Total			294,293
Oil, Gas & Consumable Fuels — 5.2%
	Cabot Oil & Gas Corp.	5,300	160,007
	Forest Oil Corp. (a)	3,000	48,000
	Hess Corp.	1,775	97,252
	Newfield Exploration Co. (a)	5,400	168,372
	Peabody Energy Corp.	5,100	134,589
	Williams Companies, Inc.	15,100	212,910
Oil, Gas & Consumable Fuels Total			821,130
ENERGY TOTAL			1,115,423
FINANCIALS — 26.7%
Capital Markets — 3.6%
	Ameriprise Financial, Inc.	13,500	355,725
	Greenhill & Co., Inc.	1,399	108,465
	T. Rowe Price Group, Inc.	2,600	100,152
Capital Markets Total			564,342

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 8.4%
	Bank of Hawaii Corp.	4,200	147,588
	City National Corp.	4,300	157,380
	Comerica, Inc.	8,275	173,609
	Cullen/Frost Bankers, Inc.	4,925	231,918
	KeyCorp	8,800	54,120
	Marshall & Ilsley Corp.	9,825	56,789
	SVB Financial Group (a)	6,550	135,978
	TCF Financial Corp.	19,800	275,418
	Zions Bancorporation	8,775	95,911
Commercial Banks Total			1,328,711
Insurance — 7.9%
	ACE Ltd.	4,744	219,742
	Aon Corp.	3,600	151,920
	Axis Capital Holdings Ltd.	5,600	137,984
	Marsh & McLennan Companies, Inc.	12,600	265,734
	Prudential Financial, Inc.	5,900	170,392
	Reinsurance Group of America, Inc.	9,300	295,647
Insurance Total			1,241,419
Real Estate Investment Trusts (REITs) — 6.8%
	Alexandria Real Estate Equities, Inc.	3,300	120,384
	Boston Properties, Inc.	2,150	106,253
	Equity Residential Property Trust	3,600	82,404
	Plum Creek Timber Co., Inc.	6,500	224,380
	ProLogis	7,300	66,503
	Rayonier, Inc.	7,600	293,512
	Simon Property Group, Inc.	1,700	87,720
	Vornado Realty Trust	1,720	84,091
Real Estate Investment Trusts (REITs) Total			1,065,247
FINANCIALS TOTAL			4,199,719
HEALTH CARE — 5.2%
Health Care Equipment & Supplies — 3.7%
	Beckman Coulter, Inc.	2,600	136,656
	Cooper Companies, Inc.	3,400	97,750
	Hospira, Inc. (a)	5,875	193,111
	Teleflex, Inc.	3,600	154,728
Health Care Equipment & Supplies Total			582,245

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 1.5%
	AmerisourceBergen Corp.	3,700	124,468
	Community Health Systems, Inc. (a)	4,975	113,629
Health Care Providers & Services Total			238,097
HEALTH CARE TOTAL			820,342
INDUSTRIALS — 9.5%
Aerospace & Defense — 2.3%
	AerCap Holdings NV (a)	8,900	41,652
	Alliant Techsystems, Inc. (a)	1,100	87,615
	L-3 Communications Holdings, Inc.	1,800	137,070
	Spirit Aerosystems Holdings, Inc., Class A (a)	7,707	98,264
Aerospace & Defense Total			364,601
Airlines — 0.4%
	Delta Air Lines, Inc. (a)	11,400	70,338
Airlines Total			70,338
Construction & Engineering — 0.6%
	Jacobs Engineering Group, Inc. (a)	2,550	97,002
Construction & Engineering Total			97,002
Electrical Equipment — 1.2%
	Cooper Industries Ltd., Class A	5,900	193,461
Electrical Equipment Total			193,461
Industrial Conglomerates — 0.3%
	Textron, Inc.	3,651	39,175
Industrial Conglomerates Total			39,175
Machinery — 3.4%
	Harsco Corp.	4,750	130,862
	Kennametal, Inc.	5,750	117,588
	Navistar International Corp. (a)	2,300	86,940
	Parker Hannifin Corp.	4,225	191,604
Machinery Total			526,994
Marine — 0.7%
	Alexander & Baldwin, Inc.	4,325	115,218
Marine Total			115,218
Road & Rail — 0.6%
	Canadian Pacific Railway Ltd.	2,600	93,236
Road & Rail Total			93,236
INDUSTRIALS TOTAL			1,500,025

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — 7.4%
Computers & Peripherals — 2.3%
	Diebold, Inc.	4,500	118,935
	NCR Corp. (a)	13,700	139,055
	Sun Microsystems, Inc. (a)	10,300	94,348
Computers & Peripherals Total			352,338
Electronic Equipment, Instruments & Components — 2.1%
	Agilent Technologies, Inc. (a)	4,100	74,866
	Arrow Electronics, Inc. (a)	6,825	155,200
	Mettler-Toledo International, Inc. (a)	1,700	104,771
Electronic Equipment, Instruments & Components Total			334,837
Internet Software & Services — 0.5%
	VeriSign, Inc. (a)	4,000	82,320
Internet Software & Services Total			82,320
Semiconductors & Semiconductor Equipment — 0.9%
	Intersil Corp., Class A	2,900	33,640
	Marvell Technology Group Ltd. (a)	4,153	45,600
	Verigy Ltd. (a)	5,483	60,313
Semiconductors & Semiconductor Equipment Total			139,553
Software — 1.6%
	Activision Blizzard, Inc. (a)	5,766	62,100
	Citrix Systems, Inc. (a)	3,500	99,855
	Synopsys, Inc. (a)	4,250	92,565
Software Total			254,520
INFORMATION TECHNOLOGY TOTAL			1,163,568
MATERIALS — 7.2%
Chemicals — 3.1%
	Air Products & Chemicals, Inc.	2,950	194,405
	Albemarle Corp.	4,825	129,407
	PPG Industries, Inc.	3,900	171,795
Chemicals Total			495,607
Containers & Packaging — 2.0%
	Crown Holdings, Inc. (a)	5,400	119,070
	Packaging Corp. of America	12,000	190,440
Containers & Packaging Total			309,510
Metals & Mining — 0.6%
	Allegheny Technologies, Inc.	2,700	88,371
Metals & Mining Total			88,371

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 1.5%
	Weyerhaeuser Co.	6,800	239,768
Paper & Forest Products Total			239,768
MATERIALS TOTAL			1,133,256
UTILITIES — 9.8%
Electric Utilities — 3.2%
	American Electric Power Co., Inc.	3,200	84,416
	Entergy Corp.	1,400	90,678
	FPL Group, Inc.	3,675	197,678
	Northeast Utilities Co.	5,900	124,018
Electric Utilities Total			496,790
Multi-Utilities — 6.6%
	PG&E Corp.	7,225	268,192
	Public Service Enterprise Group, Inc.	4,600	137,264
	Sempra Energy	5,775	265,766
	Wisconsin Energy Corp.	3,900	155,844
	Xcel Energy, Inc.	11,300	208,372
Multi-Utilities Total			1,035,438
UTILITIES TOTAL			1,532,228

	Total Common Stocks (cost of $17,170,745)		14,693,080

Convertible Preferred Stocks — 1.7%
CONSUMER DISCRETIONARY — 1.1%
Auto Components — 1.1%
	Johnson Controls, Inc., 11.500%	1,800	171,288
Auto Components Total			171,288
CONSUMER DISCRETIONARY TOTAL			171,288
MATERIALS — 0.6%
Metals & Mining — 0.6%
	Freeport-McMoRan Copper & Gold, Inc., 6.750%	1,400	94,150
Metals & Mining Total			94,150
MATERIALS TOTAL			94,150

	Total Convertible Preferred Stocks (cost of $149,372)		265,438

6

		Par ($)	Value ($)
Convertible Bond — 0.2%
FINANCIALS — 0.2%
Real Estate Investment Trusts (REITs) — 0.2%
Vornado Realty Trust
	3.625% 11/15/26	40,000	35,700
Real Estate Investment Trusts (REITs) Total			35,700
FINANCIALS TOTAL			35,700

	Total Convertible Bond (cost of $31,789)		35,700

Short-Term Obligation — 4.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/09 due 05/01/09 at 0.100%, collateralized by a U.S. Treasury Obligation maturing 01/15/12, market value $728,759 (repurchase proceeds $710,002)	710,000	710,000

	Total Short-Term Obligation (cost of $710,000)		710,000

7

Total Investments — 99.9% (cost of $18,061,906)(b)(c)	$15,704,218

Other Assets & Liabilities, Net — 0.1%	9,581

Net Assets — 100.0%	$15,713,799

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

8

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund’s  assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$14,958,518	$—
	Level 2 – Other Significant Observable Inputs	745,700	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$15,704,218	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for whch a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $18,061,906.

(c)	Unrealized appreciation and depreciation at April 30, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$1,411,496	$(3,769,184)	$(2,357,688)

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
April 30, 2009 (Unaudited)	CMG Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 27.0%
BASIC MATERIALS — 0.5%
Chemicals — 0.3%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	880,000	910,527
Chemicals Total			910,527
Iron/Steel — 0.2%
Nucor Corp.
	5.000% 06/01/13	600,000	625,990
Iron/Steel Total			625,990
BASIC MATERIALS Total			1,536,517
COMMUNICATIONS — 3.4%
Media — 0.9%
Comcast Corp.
	5.500% 03/15/11	200,000	206,864
	5.850% 01/15/10	600,000	610,698
News America, Inc.
	5.300% 12/15/14	950,000	947,707
Time Warner, Inc.
	6.875% 05/01/12	900,000	946,539
Media Total			2,711,808
Telecommunication Services — 2.5%
AT&T, Inc.
	6.250% 03/15/11	2,100,000	2,213,755
British Telecommunications PLC
	5.150% 01/15/13	900,000	847,046
Deutsche Telekom International Finance BV
	8.500% 06/15/10	1,075,000	1,130,041
Telefonica Emisiones SAU
	5.984% 06/20/11	1,000,000	1,041,534
Verizon Wireless Capital LLC
	5.550% 02/01/14(a)	1,250,000	1,311,285
Vodafone Group PLC
	7.750% 02/15/10	1,000,000	1,037,164
Telecommunication Services Total			7,580,825
COMMUNICATIONS TOTAL			10,292,633

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — 0.3%
Retail — 0.3%
CVS Caremark Corp.
	5.750% 08/15/11	677,000	716,318
Retail Total			716,318
CONSUMER CYCLICAL Total			716,318
CONSUMER NON-CYCLICAL — 2.4%
Beverages — 0.7%
Bottling Group LLC
	6.950% 03/15/14	1,300,000	1,486,941
Diageo Capital PLC
	4.375% 05/03/10	750,000	757,510
Beverages Total			2,244,451
Food — 0.4%
ConAgra Foods, Inc.
	7.875% 09/15/10	700,000	735,036
Kraft Foods, Inc.
	5.625% 08/11/10	625,000	639,107
Food Total			1,374,143
Healthcare Services — 0.3%
UnitedHealth Group, Inc.
	4.125% 08/15/09	800,000	801,353
Healthcare Services Total			801,353
Pharmaceuticals — 1.0%
Abbott Laboratories
	5.600% 05/15/11	1,300,000	1,401,401
Wyeth
	6.950% 03/15/11	1,500,000	1,610,030
Pharmaceuticals Total			3,011,431
CONSUMER NON-CYCLICALTotal			7,431,378
ENERGY — 2.2%
Oil & Gas — 1.6%
Canadian Natural Resources Ltd.
	5.450% 10/01/12	600,000	582,924
Chevron Corp.
	3.450% 03/03/12	700,000	720,087
Conoco Funding Co.
	6.350% 10/15/11	1,500,000	1,642,537
Occidental Petroleum Corp.
	6.750% 01/15/12	1,000,000	1,067,731

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Valero Energy Corp.
	6.875% 04/15/12	900,000	920,686
Oil & Gas Total			4,933,965
Oil & Gas Services — 0.2%
Weatherford International Ltd.
	5.150% 03/15/13	800,000	751,205
Oil & Gas Services Total			751,205
Pipelines — 0.4%
Energy Transfer Partners LP
	8.500% 04/15/14	750,000	809,529
TransCanada Pipelines Ltd.
	6.125% 02/19/10	350,000	354,399
Pipelines Total			1,163,928
ENERGY TOTAL			6,849,098
FINANCIALS — 13.9%
Banks — 10.1%
American Express Credit Corp.
	5.875% 05/02/13	1,600,000	1,576,270
ANZ National International Ltd.
	6.200% 07/19/13(a)	1,125,000	1,123,187
Bank of New York Mellon Corp.
	5.125% 08/27/13	1,500,000	1,554,534
Barclays Bank PLC
	7.400% 12/15/09	1,300,000	1,299,838
Capital One Bank
	5.750% 09/15/10	1,265,000	1,260,104
Citigroup, Inc.
	5.250% 02/27/12	1,100,000	995,250
	5.500% 08/27/12	600,000	535,332
Citigroup Funding, Inc.
	2.000% 03/30/12(b)	3,000,000	3,006,330
Countrywide Home Loans, Inc.
	4.125% 09/15/09(c)	600,000	595,141
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	1,700,000	1,720,799
Deutsche Bank AG London
	4.875% 05/20/13	1,500,000	1,489,581
Fifth Third Bank
	4.200% 02/23/10	1,000,000	985,082
Goldman Sachs Group, Inc.
	4.500% 06/15/10	500,000	504,504

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
JPMorgan Chase & Co.
	2.200% 06/15/12(b)	3,000,000	3,013,905
	3.800% 10/02/09	1,500,000	1,502,466
Keycorp
	6.500% 05/14/13	830,000	788,605
Northern Trust Corp.
	4.625% 05/01/14	800,000	809,375
PNC Funding Corp.
	4.500% 03/10/10	800,000	796,114
Regions Bank
	3.250% 12/09/11(b)	2,000,000	2,068,228
U.S. Bancorp
	2.250% 03/13/12(b)	2,500,000	2,509,960
US Bank N.A.
	6.300% 02/04/14	2,000,000	2,079,912
Wells Fargo & Co.
	5.250% 10/23/12	750,000	752,851
Banks Total			30,967,368
Diversified Financial Services — 1.8%
General Electric Capital Corp.
	2.200% 06/08/12(b)	3,000,000	3,018,777
	4.875% 10/21/10	980,000	996,543
	6.000% 06/15/12	1,500,000	1,529,957
Lehman Brothers Holdings, Inc.
	3.950% 11/10/09(d)(e)	1,100,000	156,750
Diversified Financial Services Total			5,702,027
Insurance — 1.3%
Allstate Corp.
	7.200% 12/01/09	1,000,000	1,017,746
American International Group, Inc.
	5.375% 10/18/11	850,000	449,716
Berkshire Hathaway Finance Corp.
	5.000% 08/15/13	1,400,000	1,450,179
Principal Life Income Funding Trusts
	5.300% 04/24/13	1,000,000	942,297
Insurance Total			3,859,938

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 0.3%
Simon Property Group LP
	4.875% 03/18/10	900,000	882,525
Real Estate Investment Trusts (REITs) Total			882,525
Savings & Loans — 0.4%
Western Financial Bank
	9.625% 05/15/12	1,325,000	1,328,471
Savings & Loans Total			1,328,471
FINANCIALS Total			42,740,329
INDUSTRIALS — 1.1%
Aerospace & Defense — 0.2%
United Technologies Corp.
	6.500% 06/01/09	595,000	596,746
Aerospace & Defense Total			596,746
Machinery — 0.4%
John Deere Capital Corp.
	4.500% 04/03/13	1,200,000	1,205,172
Machinery Total			1,205,172
Miscellaneous Manufacturing — 0.1%
3M Co.
	5.125% 11/06/09	225,000	230,058
Miscellaneous Manufacturing Total			230,058
Transportation — 0.4%
Burlington Northern Santa Fe Corp.
	6.750% 07/15/11	700,000	736,367
Norfolk Southern Corp.
	8.625% 05/15/10	450,000	470,072
Transportation Total			1,206,439
INDUSTRIALS Total			3,238,415
TECHNOLOGY — 1.2%
Computers — 0.4%
International Business Machines Corp.
	6.500% 10/15/13	1,200,000	1,344,861
Computers Total			1,344,861
Networking & Telecom Equipment — 0.4%
Cisco Systems, Inc.
	5.250% 02/22/11	1,125,000	1,196,090
Networking & Telecom Equipment Total			1,196,090

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 0.4%
Oracle Corp.
	5.000% 01/15/11	1,125,000	1,185,420
Software Total			1,185,420
TECHNOLOGY TOTAL			3,726,371
UTILITIES — 2.0%
Electric — 1.8%
Consolidated Edison Co. of New York
	4.700% 06/15/09	1,000,000	1,002,359
Dominion Resources, Inc.
	5.125% 12/15/09	450,000	455,939
Exelon Generation Co. LLC
	6.950% 06/15/11	800,000	830,425
National Rural Utilities Cooperative Finance Corp.
	5.500% 07/01/13	1,400,000	1,434,256
Ohio Power Co.
	5.750% 09/01/13	900,000	917,433
Pacific Gas & Electric Co.
	4.200% 03/01/11	1,000,000	1,026,020
Electric Total			5,666,432
Gas — 0.2%
Sempra Energy
	4.750% 05/15/09	484,000	484,257
Gas Total			484,257
UTILITIES Total			6,150,689

	Total Corporate Fixed-Income Bonds & Notes (cost of $83,136,983)		82,681,748

Asset-Backed Securities — 18.9%
AmeriCredit Automobile Receivables Trust
	4.630% 06/06/12	1,094,518	1,089,259
	4.870% 12/06/10	90,213	90,171
	5.190% 11/06/11	593,171	585,337
	5.210% 10/06/11	174,370	172,257
	5.420% 08/08/11	2,912,008	2,865,349
	5.420% 05/07/12	3,362,568	3,339,312
Americredit Prime Automobile Receivable
	5.270% 11/08/11	708,742	712,969
Capital Auto Receivables Asset Trust
	3.740% 03/15/11	1,892,162	1,907,652

6

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
	3.860% 08/15/12	1,000,000	1,004,426
	5.020% 09/15/11	2,964,255	3,001,650
Capital One Auto Finance Trust
	5.030% 04/15/12	1,911,425	1,883,293
	5.070% 07/15/11	233,323	229,806
Capital One Prime Auto Receivables Trust
	5.010% 11/15/11	3,300,000	3,337,961
Carmax Auto Owner Trust
	5.230% 12/15/11	2,071,989	2,107,068
Chase Manhattan Auto Owner Trust
	5.360% 01/15/13	2,500,000	2,526,582
Cityscape Home Equity Loan Trust
	7.380% 07/25/28	429,406	401,501
	7.410% 05/25/28	21,483	21,396
CPS Auto Trust
	5.040% 09/15/11(a)	381,772	372,397
Daimler Chrysler Auto Trust
	4.980% 02/08/11	499,144	503,537
Fifth Third Auto Trust
	4.070% 01/17/12	1,400,000	1,394,286
Franklin Auto Trust
	5.040% 01/20/11	108,051	108,383
GE Equipment Midticket LLC
	4.530% 06/14/11	2,000,000	1,981,988
GS Auto Loan Trust
	5.480% 12/15/14	2,000,000	2,045,454
Huntington Auto Trust
	3.480% 07/15/11(a)	1,500,000	1,503,478
Hyundai Auto Receivables Trust
	5.110% 04/15/11	283,051	286,614
IMC Home Equity Loan Trust
	7.500% 04/25/26	130,426	130,077
	7.520% 08/20/28	428,023	363,282
Nissan Auto Lease Trust
	5.200% 05/17/10	989,933	989,986
Nissan Auto Receivables Owner Trust
	5.220% 11/15/11	2,843,210	2,895,550
Santander Drive Auto Receivables Trust
	5.050% 09/15/11	46,532	46,233

7

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
SLM Student Loan Trust
	1.380% 03/15/17(f)	536,352	496,797
	1.400% 12/15/20(f)	1,532,000	1,335,179
Triad Auto Receivables Owner Trust
	4.220% 06/12/12	1,401,848	1,384,821
	4.880% 04/12/13	4,110,000	3,875,526
UCFC Home Equity Loan
	6.315% 04/15/30	213,030	197,138
UPFC Auto Receivables Trust
	4.340% 12/15/10	420,510	417,475
	5.010% 08/15/12	3,369,045	3,234,568
	5.490% 05/15/12	960,997	936,581
USAA Auto Owner Trust
	4.890% 08/15/12	2,528,343	2,559,452
	4.980% 10/15/12	1,125,000	1,156,826
	5.070% 06/15/13	750,000	777,606
Wachovia Auto Loan Owner Trust
	5.080% 04/20/12(a)	3,700,000	3,745,134

	Total Asset-Backed Securities (cost of $57,540,235)		58,014,357

Collateralized Mortgage Obligations — 17.6%
AGENCY — 13.4%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	233,755	237,157
	4.000% 02/15/17	2,017,038	2,043,004
	4.500% 02/15/15	390,182	396,422
	4.500% 03/15/21	400,000	417,564
	4.500% 03/25/23	2,905,489	2,997,456
	5.000% 10/15/19	3,798,642	3,974,847
	5.000% 09/15/24	271,397	274,178
	5.000% 03/15/26	828,454	847,614
	5.000% 05/15/26	77,780	79,041
	5.000% 10/15/34	4,369,660	4,489,418
	5.350% 05/15/29	2,993,007	3,076,158
	5.500% 02/15/25	1,035,775	1,051,731
	5.500% 12/15/26	371,677	379,298
	5.500% 06/15/28	1,700,000	1,740,467
	5.500% 11/15/28	5,328,840	5,447,192
	5.500% 10/15/29	482,952	492,711
	5.500% 05/15/34	2,842,553	2,928,228
	6.000% 06/15/25	653,125	665,115

8

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)
Federal National Mortgage Association
	6.000% 05/15/27	792,535	808,120
	4.500% 09/25/20	2,000,000	2,088,368
	4.500% 12/25/28	1,512,641	1,521,914
	4.500% 01/25/29	667,799	671,303
	5.500% 07/25/25	850,227	863,778
	5.500% 12/25/29	2,882,559	2,970,402
	6.000% 06/25/27	774,400	788,933
AGENCY TOTAL			41,250,419
NON - AGENCY — 4.2%
Chase Mortgage Finance Corp.
	5.677% 03/25/37(f)	646,530	567,111
	6.000% 03/25/37(f)	1,430,142	1,092,709
Countrywide Alternative Loan Trust
	5.250% 08/25/35	902,447	713,975
	5.500% 02/25/36	1,707,445	1,171,750
Countrywide Home Loan Mortgage Pass Through Trust
	5.476% 01/25/36(f)	902,992	621,328
	6.000% 12/25/36	328,531	292,586
JPMorgan Mortgage Trust
	5.683% 04/25/37(f)	615,350	402,435
	5.754% 04/25/36(f)	1,166,681	738,584
	6.049% 10/25/36(f)	2,199,843	1,534,351
MASTR Asset Securitization Trust
	5.750% 05/25/36	890,016	852,350
PNC Mortgage Securities Corp.
	0.110% 04/28/27(d)(f)	3,911	1,291
Residential Accredit Loans, Inc.
	5.750% 01/25/36	188,785	135,886
SACO I, Inc.
	7.000% 08/25/36(a)	61,281	42,897
Structured Adjustable Rate Mortgage Loan Trust
	5.803% 07/25/36(f)	1,776,235	919,986
Structured Asset Securities Corp.
	5.750% 04/25/33	457,462	399,708
Washington Mutual Mortgage Pass-Through Certificates
	5.605% 11/25/36(f)	1,555,429	1,059,967
	5.820% 07/25/37(f)	2,189,708	1,130,902

9

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Wells Fargo Mortgage Backed Securities Trust
	5.242% 04/25/36(f)	397,760	249,457
	6.000% 07/25/37	1,146,954	942,046
NON-AGENCY TOTAL			12,869,319

	Total Collateralized Mortgage Obligations (cost of $59,340,987)		54,119,738

Government & Agency Obligations — 15.8%
FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Financement-Quebec
	5.000% 10/25/12	1,821,000	1,882,989
Morocco Government AID Bond
	1.575% 05/01/23(f)	290,000	275,108
Province of Ontario
	3.125% 09/08/10	1,900,000	1,940,196
Province of Quebec
	5.000% 07/17/09	875,000	881,751
United Mexican States
	5.875% 02/17/14	800,000	833,200
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			5,813,244
U.S. GOVERNMENT AGENCIES — 3.9%
Federal Home Loan Bank
	3.375% 02/27/13	2,100,000	2,194,771
	5.250% 06/11/10	3,015,000	3,157,037
Federal Home Loan Mortgage Corp.
	3.125% 10/25/10(g)	135,000	139,043
Federal National Mortgage Association
	2.750% 04/11/11	5,250,000	5,400,822
	4.625% 06/01/10	1,000,000	1,037,906
	5.375% 08/15/09(g)	100,000	101,502
U.S. GOVERNMENT AGENCIES TOTAL			12,031,081
U.S. GOVERNMENT OBLIGATIONS — 10.0%
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11	1,950,368	2,023,507
U.S. Treasury Notes
	0.875% 02/28/11	15,350,000	15,351,842
	1.750% 01/31/14	2,000,000	1,981,260
	1.750% 03/31/14	2,750,000	2,719,063
	1.875% 02/28/14	5,500,000	5,472,060
	2.750% 10/31/13	3,075,000	3,192,234
U.S. GOVERNMENT OBLIGATIONS TOTAL			30,739,966

	Total Government & Agency Obligations (cost of $47,980,593)		48,584,291

10

		Par ($)	Value ($)
Mortgage-Backed Securities — 11.9%
Federal Home Loan Mortgage Corp.
	4.000% 04/01/24	6,400,000	6,490,125
	4.500% 03/01/21	1,245,221	1,280,475
	4.500% 03/01/24	2,390,760	2,456,133
	5.000% 06/01/22	778,327	805,538
	5.000% 01/01/24	2,068,553	2,140,755
	5.500% 01/01/21	284,355	296,117
	5.500% 07/01/21	69,737	72,578
	5.500% 08/01/21	783,052	814,955
	5.500% 09/01/21	582,575	606,311
	5.500% 01/01/22	591,045	615,000
	5.500% 03/01/22	561,369	584,122
	5.500% 05/01/22	2,369,724	2,466,272
	5.500% 07/01/23	2,759,551	2,871,394
	6.000% 11/01/14	3,481	3,663
	6.000% 08/01/21	348,915	366,191
	6.000% 02/01/22	349,972	367,280
	6.000% 08/01/22	395,479	415,038
	6.000% 10/01/22	585,129	614,066
	6.000% 01/15/24	233,598	238,068
Federal National Mortgage Association
	5.000% 12/25/17	2,146,307	2,194,915
	5.000% 07/01/22	3,687,880	3,819,117
	5.000% 01/01/24	3,966,575	4,107,371
	5.500% 11/01/21	250,873	261,486
	5.500% 01/01/24	2,149,589	2,239,398
	6.000% 05/01/09	5,454	5,537
	6.000% 05/25/30	67,537	68,348
Small Business Administration
	0.875% 03/25/22(f)	66,901	65,805
	0.875% 06/25/22(f)	153,359	150,830

	Total Mortgage-Backed Securities (cost of $35,954,465)		36,416,888

11

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — 5.5%
Bear Stearns Commercial Mortgage Securities, Inc.
	3.869% 02/11/41	651,078	650,302
	7.780% 02/15/32(f)	825,242	833,794
CS First Boston Mortgage Securities Corp.
	4.512% 07/15/37	800,000	774,660
	5.017% 08/15/38	350,000	339,159
First Union National Bank Commercial Mortgage
	7.841% 05/17/32	1,911,881	1,938,249
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.914% 07/12/37	1,166,917	1,175,112
	5.538% 02/12/49	1,445,334	1,431,571
JPMorgan Commercial Mortgage Finance Corp.
	6.812% 01/15/30	700,000	709,736
LB-UBS Commercial Mortgage Trust
	4.243% 10/15/29	1,000,000	961,975
	5.391% 02/15/40	1,743,516	1,760,517
	5.611% 04/15/41	2,637,564	2,680,401
	5.642% 12/15/25	153,522	153,596
Merrill Lynch Mortgage Trust
	4.446% 09/12/42	148,446	148,195
Merrill Lynch/Countrywide Commercial Mortgage Trust
	5.549% 06/12/50	1,484,793	1,468,935
Prudential Securities Secured Financing Corp.
	7.817% 06/16/31(f)	1,700,000	1,697,578

	Total Commercial Mortgage-Backed Securities (cost of $16,787,447)		16,723,780

Short-Term Obligation — 3.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/09, due 05/01/09 at 0.120%, collateralized by a U.S. Government Agency Obligation maturing 06/24/11, market value $9,752,456 (repurchase proceeds $9,561,032)	9,561,000	9,561,000

	Total Short-Term Obligation (cost of $9,561,000)		9,561,000

12

Total Investments — 99.8% (cost of $310,301,710)(h)(i)	$306,101,802

Other Assets & Liabilities, Net — 0.2%	735,525

Net Assets — 100.0%	$306,837,327

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair values management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

13

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 – quoted prices in active markets for identical securities

•                 Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$30,739,966	$(5,181)
	Level 2 – Other Significant Observable Inputs	275,317,649	—
	Level 3 – Significant Unobservable Inputs	44,187	—
	Total	$306,101,802	$(5,181)

*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

	The following table reconciles asset balances for the nine month period ending April 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of July 31, 2008	$76,207	$—
	Accretion of discounts	33	—
	Realized gain	196	—
	Change in unrealized depreciation	(20,857)	—
	Net sales	(11,392)	—
	Transfers in and/or out of Level 3	—	—
	Balance as of April 30, 2009	$44,187	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized losses attributable to securities owned at April 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $20,857.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities, which are not illiquid, amounted to $8,098,378, which represents 2.6% of net assets.

14

(b)	Security is guaranteed by the Federal Deposit Insurance Company.

(c)	Investments in affiliates during the nine month period ended April 30, 2009:

Security name: Countrywide Home Loans, Inc.
4.125% 09/15/09

	Par as of 07/31/08:		$600,000
	Par purchased:		$—
	Par sold:		$—
	Par as of 04/30/09:		$600,000
	Net realized gain (loss):		$—
	Interest income earned:		$18,563
	Value at end of period:		$595,141

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2009, the value of these securities amounted to $158,041 which represents 0.1% of net assets.

(e)

The issuer filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued.  At April 30, 2009, the market value of this security amounted to $156,750 which represents 0.1% of net assets.

(f)	The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2009.

(g)	All or a portion of this security is pledged for collateral for open futures contracts. At April 30, 2009, the market value of this security pledged amounted to $189,048.

(h)	Cost for federal income tax purposes is $310,823,266.

(i)	Unrealized appreciation and depreciation at April 30, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$3,348,595	$(8,070,059)	$(4,721,464)

At April 30, 2009, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
5 Year U.S. Treasury Notes	35	$4,099,922	$4,105,103	June-2009	$(5,181)

15

INVESTMENT PORTFOLIO
April 30, 2009 (Unaudited)	CMG Small Cap Growth Fund

		Shares	Value ($)*
Common Stocks — 97.4%
CONSUMER DISCRETIONARY — 17.8%
Distributors — 0.5%
	LKQ Corp. (a)	12,890	218,872
Distributors Total			218,872
Diversified Consumer Services — 2.8%
	American Public Education, Inc. (a)	4,140	149,040
	Capella Education Co. (a)	4,455	228,898
	Coinstar, Inc. (a)	12,620	449,146
	Corinthian Colleges, Inc. (a)	13,430	206,822
	Matthews International Corp., Class A	4,770	149,396
Diversified Consumer Services Total			1,183,302
Hotels, Restaurants & Leisure — 4.6%
	Boyd Gaming Corp. (a)	34,470	316,779
	Buffalo Wild Wings, Inc. (a)	6,000	234,240
	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	1,523	10,783
	P.F. Chang’s China Bistro, Inc. (a)	5,930	178,967
	Ruth’s Hospitality Group, Inc. (a)	16,164	58,514
	Sonic Corp. (a)	16,260	177,559
	Texas Roadhouse, Inc., Class A (a)	52,870	601,661
	Wendy’s/Arby’s Group, Inc., Class A	75,900	379,500
Hotels, Restaurants & Leisure Total			1,958,003
Household Durables — 1.3%
	Tempur-Pedic International, Inc.	43,070	553,880
Household Durables Total			553,880
Internet & Catalog Retail — 0.5%
	Netflix, Inc. (a)	4,490	203,442
Internet & Catalog Retail Total			203,442
Media — 2.8%
	Arbitron, Inc.	14,980	311,884
	Entercom Communications Corp., Class A	2,240	3,718
	Knology, Inc. (a)	39,740	282,154
	Marvel Entertainment, Inc. (a)	16,670	497,433
	Valassis Communications, Inc. (a)	18,586	96,090
Media Total			1,191,279
Specialty Retail — 3.3%
	Aeropostale, Inc. (a)	7,710	261,909
	Gymboree Corp. (a)	8,070	277,608
	hhgregg, Inc. (a)	10,590	175,794
	Lumber Liquidators, Inc. (a)	29,370	439,375

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — (continued)
	Pier 1 Imports, Inc. (a)	123,750	231,412
Specialty Retail Total			1,386,098
Textiles, Apparel & Luxury Goods — 2.0%
	Lululemon Athletica, Inc. (a)	25,250	352,238
	True Religion Apparel, Inc. (a)	15,740	248,062
	Warnaco Group, Inc. (a)	8,700	250,908
Textiles, Apparel & Luxury Goods Total			851,208
CONSUMER DISCRETIONARY TOTAL			7,546,084
CONSUMER STAPLES — 2.1%
Beverages — 0.3%
	Central European Distribution Corp. (a)	6,269	140,426
Beverages Total			140,426
Food Products — 1.4%
	Corn Products International, Inc.	14,080	336,512
	Diamond Foods, Inc.	9,170	240,162
Food Products Total			576,674
Personal Products — 0.4%
	Chattem, Inc. (a)	3,180	174,614
Personal Products Total			174,614
CONSUMER STAPLES TOTAL			891,714
ENERGY — 5.3%
Energy Equipment & Services — 1.8%
	CARBO Ceramics, Inc.	2,234	68,606
	Core Laboratories N.V.	3,880	322,932
	Hercules Offshore, Inc. (a)	57,960	185,472
	Pioneer Drilling Co. (a)	41,453	207,265
Energy Equipment & Services Total			784,275
Oil, Gas & Consumable Fuels — 3.5%
	Arena Resources, Inc. (a)	12,419	356,053
	Comstock Resources, Inc. (a)	5,690	196,077
	Concho Resources, Inc. (a)	20,056	549,936
	Goodrich Petroleum Corp. (a)	8,300	190,319
	Whiting Petroleum Corp. (a)	5,370	175,921
Oil, Gas & Consumable Fuels Total			1,468,306
ENERGY TOTAL			2,252,581

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — 5.7%
Capital Markets — 3.1%
	Cohen & Steers, Inc.	9,012	132,657
	Greenhill & Co., Inc.	2,420	187,622
	Janus Capital Group, Inc.	36,087	361,953
	Waddell & Reed Financial, Inc., Class A	27,710	620,981
Capital Markets Total			1,303,213
Commercial Banks — 0.4%
	Glacier Bancorp, Inc.	10,139	155,330
Commercial Banks Total			155,330
Consumer Finance — 0.5%
	Ezcorp, Inc., Class A (a)	17,780	220,294
Consumer Finance Total			220,294
Real Estate Investment Trusts (REITs) — 1.7%
	Home Properties, Inc.	5,450	198,598
	LaSalle Hotel Properties	28,820	344,687
	Tanger Factory Outlet Centers, Inc.	5,950	198,254
Real Estate Investment Trusts (REITs) Total			741,539
FINANCIALS TOTAL			2,420,376
HEALTH CARE — 20.6%
Biotechnology — 6.6%
	Crucell NV, ADR (a)	4,493	94,308
	Alexion Pharmaceuticals, Inc. (a)	18,800	628,296
	Allos Therapeutics, Inc. (a)	27,239	166,975
	Array Biopharma, Inc. (a)	33,630	98,536
	BioMarin Pharmaceuticals, Inc. (a)	22,700	291,922
	Celera Corp. (a)	23,490	190,034
	Myriad Genetics, Inc. (a)	5,000	193,950
	Onyx Pharmaceuticals, Inc. (a)	9,430	244,237
	OSI Pharmaceuticals, Inc. (a)	14,310	480,387
	Seattle Genetics, Inc. (a)	16,330	150,726
	United Therapeutics Corp. (a)	3,890	244,331
Biotechnology Total			2,783,702
Health Care Equipment & Supplies — 4.1%
	Haemonetics Corp. (a)	3,020	155,923
	Immucor, Inc. (a)	18,120	295,175
	Masimo Corp. (a)	9,260	267,614
	NuVasive, Inc. (a)	16,830	637,857
	Thoratec Corp. (a)	13,960	405,677
Health Care Equipment & Supplies Total			1,762,246
Health Care Providers & Services — 5.1%
	CardioNet, Inc. (a)	20,909	433,862
	Catalyst Health Solutions, Inc. (a)	12,187	274,817

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — (continued)
	Genoptix, Inc. (a)	10,500	305,340
	HMS Holdings Corp. (a)	6,190	185,576
	IPC The Hospitalist Co., Inc. (a)	12,623	231,379
	Owens & Minor, Inc.	7,500	260,100
	Psychiatric Solutions, Inc. (a)	24,097	467,241
Health Care Providers & Services Total			2,158,315
Health Care Technology — 1.1%
	Allscripts-Misys Healthcare Solutions, Inc.	17,230	213,997
	Omnicell, Inc. (a)	28,580	251,504
Health Care Technology Total			465,501
Life Sciences Tools & Services — 2.3%
	ICON PLC, ADR (a)	35,486	562,098
	Illumina, Inc. (a)	10,970	409,730
Life Sciences Tools & Services Total			971,828
Pharmaceuticals — 1.4%
	Cypress Bioscience, Inc. (a)	19,100	137,520
	Perrigo Co.	17,280	447,897
Pharmaceuticals Total			585,417
HEALTH CARE TOTAL			8,727,009
INDUSTRIALS — 14.7%
Aerospace & Defense — 2.4%
	Aerovironment, Inc. (a)	9,120	215,779
	HEICO Corp.	12,200	350,262
	Orbital Sciences Corp. (a)	12,110	187,221
	Teledyne Technologies, Inc. (a)	8,470	270,447
Aerospace & Defense Total			1,023,709
Air Freight & Logistics — 0.4%
	Forward Air Corp.	10,470	174,535
Air Freight & Logistics Total			174,535
Commercial Services & Supplies — 0.8%
	Clean Harbors, Inc. (a)	6,250	313,125
Commercial Services & Supplies Total			313,125
Construction & Engineering — 1.3%
	Dycom Industries, Inc. (a)	19,300	162,506
	EMCOR Group, Inc. (a)	12,780	265,696
	Pike Electric Corp. (a)	13,020	135,148
Construction & Engineering Total			563,350

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 2.8%
	Acuity Brands, Inc.	8,470	243,428
	Energy Conversion Devices, Inc. (a)	10,080	185,270
	GrafTech International Ltd. (a)	83,190	731,240
Electrical Equipment Total			1,159,938
Machinery — 2.4%
	Bucyrus International, Inc.	10,440	226,652
	Key Technology, Inc. (a)	6,844	72,136
	Middleby Corp. (a)	10,120	442,953
	Wabtec Corp.	7,550	287,957
Machinery Total			1,029,698
Marine — 0.5%
	Genco Shipping & Trading Ltd.	11,270	215,257
Marine Total			215,257
Professional Services — 2.6%
	FTI Consulting, Inc. (a)	3,610	198,117
	Huron Consulting Group, Inc. (a)	5,490	263,246
	TrueBlue, Inc. (a)	17,130	166,332
	Watson Wyatt Worldwide, Inc., Class A	9,062	480,739
Professional Services Total			1,108,434
Road & Rail — 1.5%
	Genesee & Wyoming, Inc., Class A (a)	7,020	210,600
	Landstar System, Inc.	4,980	177,338
	Old Dominion Freight Line, Inc. (a)	9,330	262,639
Road & Rail Total			650,577
TOTAL INDUSTRIALS			6,238,623
INFORMATION TECHNOLOGY — 22.3%
Communications Equipment — 2.6%
	Cogo Group, Inc. (a)	21,890	179,060
	CommScope, Inc. (a)	10,160	255,016
	Polycom, Inc. (a)	11,730	218,647
	Riverbed Technology, Inc. (a)	14,050	257,396
	Starent Networks Corp. (a)	10,360	204,403
Communications Equipment Total			1,114,522
Internet Software & Services — 2.7%
	Equinix, Inc. (a)	3,455	242,645
	Omniture, Inc. (a)	17,110	210,795
	VistaPrint Ltd. (a)	12,180	418,383
	Vocus, Inc. (a)	15,855	269,535
Internet Software & Services Total			1,141,358

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — 1.3%
	Cybersource Corp. (a)	12,726	185,927
	Wright Express Corp. (a)	16,150	369,512
IT Services Total			555,439
Semiconductors & Semiconductor Equipment — 5.4%
	Atheros Communications, Inc. (a)	22,400	385,728
	Hittite Microwave Corp. (a)	5,230	194,347
	Intersil Corp., Class A	11,880	137,808
	Microsemi Corp. (a)	30,060	403,405
	MKS Instruments, Inc. (a)	12,910	202,042
	Monolithic Power Systems, Inc. (a)	8,490	157,065
	Netlogic Microsystems, Inc. (a)	5,390	175,660
	Trident Microsystems, Inc. (a)	102,140	139,932
	Verigy Ltd. (a)	23,740	261,140
	Volterra Semiconductor Corp. (a)	19,370	222,561
Semiconductors & Semiconductor Equipment Total			2,279,688
Software — 10.3%
	Ariba, Inc. (a)	34,470	331,257
	Blackboard, Inc. (a)	13,096	445,657
	Cadence Design Systems, Inc. (a)	41,230	230,063
	Concur Technologies, Inc. (a)	14,051	380,360
	Informatica Corp. (a)	21,810	346,779
	Jack Henry & Associates, Inc.	8,970	161,639
	Lawson Software, Inc. (a)	38,440	207,192
	Micros Systems, Inc. (a)	11,660	244,627
	Netscout Systems, Inc. (a)	37,981	341,449
	NICE Systems Ltd., ADR (a)	6,970	178,502
	Solera Holdings, Inc. (a)	21,160	482,871
	SPSS, Inc. (a)	7,060	218,154
	Sybase, Inc. (a)	7,980	271,001
	Taleo Corp., Class A (a)	12,600	151,326
	TiVo, Inc. (a)	21,220	159,150
	Tyler Technologies, Inc. (a)	11,130	183,645
Software Total			4,333,672
INFORMATION TECHNOLOGY TOTAL			9,424,679

6

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — 5.8%
Chemicals — 2.6%
	CF Industries Holdings, Inc.	4,910	353,765
	Intrepid Potash, Inc. (a)	19,630	484,665
	Rockwood Holdings, Inc. (a)	22,560	277,488
Chemicals Total			1,115,918
Containers & Packaging — 0.6%
	Greif, Inc., Class A	5,010	226,803
Containers & Packaging Total			226,803
Metals & Mining — 2.6%
	AK Steel Holding Corp.	27,990	364,150
	Gammon Gold, Inc. (a)	29,960	202,230
	Thompson Creek Metals Co., Inc. (a)	51,140	344,683
	Walter Energy, Inc.	8,000	182,400
Metals & Mining Total			1,093,463
TOTAL MATERIALS			2,436,184
TELECOMMUNICATION SERVICES — 3.1%
Diversified Telecommunication Services — 1.8%
	Neutral Tandem, Inc. (a)	19,038	544,487
	Premiere Global Services, Inc. (a)	19,610	206,689
Diversified Telecommunication Services Total			751,176
Wireless Telecommunication Services — 1.3%
	SBA Communications Corp., Class A (a)	22,320	562,464
Wireless Telecommunication Services Total			562,464
TELECOMMUNICATION SERVICES TOTAL			1,313,640

	Total Common Stocks (cost of $36,313,461)		41,250,890

		Par ($)
Short-Term Obligation — 0.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/09, due 05/01/09 at 0.100%, collateralized by a U.S. Treasury Obligation maturing 12/31/10, market value $265,994 (repurchase proceeds $256,001) (cost of $256,000)	256,000	256,000

	Total Short-Term Obligation (cost of $256,000)		256,000

	Total Investments — 98.0% (cost of $36,569,461)(b)(c)		41,506,890

	Other Assets & Liabilities, Net — 2.0%		834,737

	Net Assets — 100.0%		42,341,627

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$41,250,890	$—
	Level 2 – Other Significant Observable Inputs	256,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$41,506,890	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $36,569,461.

(c)	Unrealized appreciation and depreciation at April 30, 2009 based on cost of investments for federal income tax purposes was:

8

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$6,759,890	$(1,822,461)	$4,937,429

For the nine month period ended April 30, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at July 31, 2008	65	$8,362
Options written	—	—
Options terminated in closing purchase transactions	(19)	(2,603)
Options exercised	—	—
Options expired	(46)	(5,759)
Options outstanding at April 30, 2009	—	$—

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
April 30, 2009 (Unaudited)	CMG Small Cap Value Fund

		Shares	Value ($)*
Common Stocks — 99.5%
CONSUMER DISCRETIONARY — 10.8%
Diversified Consumer Services — 0.8%
	Regis Corp.	7,397	141,578
	Sotheby’s	6,175	71,692
Diversified Consumer Services Total			213,270
Hotels, Restaurants & Leisure — 2.3%
	Benihana, Inc., Class A (a)	20,101	105,128
	Bob Evans Farms, Inc.	5,525	133,981
	CEC Entertainment, Inc. (a)	4,430	134,938
	Jack in the Box, Inc. (a)	4,060	99,836
	Landry’s Restaurants, Inc. (a)	7,310	66,813
	Red Robin Gourmet Burgers, Inc. (a)	5,255	129,010
Hotels, Restaurants & Leisure Total			669,706
Household Durables — 1.5%
	American Greetings Corp., Class A	14,960	117,436
	Cavco Industries, Inc. (a)	3,545	83,095
	CSS Industries, Inc.	6,095	121,046
	Ethan Allen Interiors, Inc.	8,155	109,685
Household Durables Total			431,262
Leisure Equipment & Products — 0.6%
	Brunswick Corp.	21,533	128,768
	Jakks Pacific, Inc. (a)	3,931	49,727
Leisure Equipment & Products Total			178,495
Specialty Retail — 4.5%
	Abercrombie & Fitch Co., Class A	2,880	77,933
	America’s Car-Mart, Inc. (a)	10,323	167,439
	AnnTaylor Stores Corp. (a)	17,665	130,544
	Foot Locker, Inc.	9,656	114,810
	Men’s Wearhouse, Inc.	5,590	104,198
	OfficeMax, Inc.	18,420	137,229
	Pacific Sunwear of California (a)	59,434	240,708
	Rent-A-Center, Inc. (a)	11,759	226,361
	Shoe Carnival, Inc. (a)	7,734	90,178
Specialty Retail Total			1,289,400

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 1.1%
	Movado Group, Inc.	11,310	103,713
	Phillips-Van Heusen Corp.	3,405	98,847
	Wolverine World Wide, Inc.	4,645	96,755
Textiles, Apparel & Luxury Goods Total			299,315
CONSUMER DISCRETIONARY TOTAL			3,081,448
CONSUMER STAPLES — 4.4%
Food & Staples Retailing — 2.9%
	BJ’s Wholesale Club, Inc. (a)	2,895	96,519
	Casey’s General Stores, Inc.	6,790	180,682
	Ruddick Corp.	6,165	158,194
	Spartan Stores, Inc.	5,935	96,562
	Weis Markets, Inc.	8,030	297,030
Food & Staples Retailing Total			828,987
Food Products — 0.8%
	Fresh Del Monte Produce, Inc. (a)	8,130	118,048
	Lancaster Colony Corp.	2,315	101,397
Food Products Total			219,445
Personal Products — 0.7%
	NBTY, Inc. (a)	7,525	194,973
Personal Products Total			194,973
CONSUMER STAPLES TOTAL			1,243,405
ENERGY — 4.3%
Energy Equipment & Services — 1.6%
	Lufkin Industries, Inc.	3,720	129,828
	Patterson-UTI Energy, Inc.	3,655	46,455
	Superior Well Services, Inc. (a)	7,755	82,979
	TGC Industries, Inc. (a)	11,721	37,273
	Tidewater, Inc.	3,500	151,375
	Union Drilling, Inc. (a)	1,629	9,758
Energy Equipment & Services Total			457,668
Oil, Gas & Consumable Fuels — 2.7%
	Berry Petroleum Co., Class A	4,520	74,489
	Cimarex Energy Co.	2,900	78,010
	Forest Oil Corp. (a)	4,400	70,400
	Holly Corp.	8,205	171,977
	Mariner Energy, Inc. (a)	10,790	122,790
	Nordic American Tanker Shipping	3,138	101,891
	Stone Energy Corp. (a)	15,330	66,072

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Swift Energy Co. (a)	7,290	78,878
Oil, Gas & Consumable Fuels Total			764,507
ENERGY TOTAL			1,222,175
FINANCIALS — 32.1%
Capital Markets — 1.5%
	Federated Investors, Inc., Class B	4,110	94,037
	Janus Capital Group, Inc.	10,690	107,220
	Piper Jaffray Companies, Inc. (a)	4,316	149,636
	Raymond James Financial, Inc.	5,330	83,628
Capital Markets Total			434,521
Commercial Banks — 7.5%
	BancFirst Corp.	3,885	165,890
	BancTrust Financial Group, Inc.	12,632	83,119
	Bank of Granite Corp.	5,007	10,515
	Bryn Mawr Bank Corp.	7,661	150,385
	Capitol Bancorp Ltd.	9,416	34,463
	Chemical Financial Corp.	10,435	222,787
	Columbia Banking System, Inc.	7,860	77,814
	Community Trust Bancorp, Inc.	4,870	147,366
	First Citizens BancShares, Inc., Class A	1,464	175,197
	First Financial Corp.	6,364	236,104
	First National Bank of Alaska	53	86,655
	Mass Financial Corp., Class A (a)	13,010	63,749
	Merchants Bancshares, Inc.	7,283	138,013
	Northfield Bancorp, Inc.	9,599	108,469
	Northrim BanCorp, Inc.	8,721	99,856
	South Financial Group, Inc.	22,390	37,167
	Sterling Bancorp NY	11,405	130,473
	Taylor Capital Group, Inc. (a)	8,645	36,741
	West Coast Bancorp	10,855	30,611
	Whitney Holding Corp.	9,670	115,653
Commercial Banks Total			2,151,027
Consumer Finance — 0.8%
	Cash America International, Inc.	9,785	218,793
Consumer Finance Total			218,793
Diversified Financial Services — 0.8%
	Medallion Financial Corp.	17,063	125,754
	Pico Holdings, Inc. (a)	3,070	92,100
Diversified Financial Services Total			217,854

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 7.6%
	Baldwin & Lyons, Inc., Class B	6,871	137,764
	CNA Surety Corp. (a)	11,900	229,075
	eHealth, Inc. (a)	5,558	106,658
	EMC Insurance Group, Inc.	7,525	170,516
	FBL Financial Group, Inc. Class A	10,011	57,563
	First Mercury Financial Corp. (a)	2,384	31,516
	Genworth Financial, Inc., Class A	13,012	30,708
	Harleysville Group, Inc.	3,990	115,391
	Horace Mann Educators Corp.	15,105	132,622
	National Western Life Insurance Co., Class A	784	89,290
	Navigators Group, Inc. (a)	3,569	161,961
	RLI Corp.	2,552	122,573
	Safety Insurance Group, Inc.	5,490	181,444
	Selective Insurance Group, Inc.	7,570	111,733
	Stewart Information Services Corp.	7,880	178,167
	United America Indemnity Ltd., Class A (a)	47,904	242,875
	United Fire & Casualty Co.	4,625	86,349
Insurance Total			2,186,205
Real Estate Investment Trusts (REITs) — 7.7%
	DCT Industrial Trust, Inc.	27,818	122,956
	DiamondRock Hospitality Co.	26,695	173,251
	Duke Realty Corp.	9,840	96,137
	DuPont Fabros Technology, Inc.	8,551	72,598
	Franklin Street Properties Corp.	15,146	202,199
	Getty Realty Corp.	5,150	101,043
	LaSalle Hotel Properties	11,474	137,229
	Mack-Cali Realty Corp.	2,775	74,536
	National Health Investors, Inc.	6,687	179,345
	National Retail Properties, Inc.	11,260	199,752
	Potlatch Corp.	8,525	250,720
	Sun Communities, Inc.	10,115	148,185
	Sunstone Hotel Investors, Inc.	18,768	99,283
	Universal Health Realty Income Trust	5,560	178,031
	Urstadt Biddle Properties, Inc., Class A	10,310	158,362
Real Estate Investment Trusts (REITs) Total			2,193,627

4

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 0.3%
	Avatar Holdings, Inc. (a)	3,295	61,221
	Maui Land & Pineapple Co., Inc. (a)	5,631	35,757
Real Estate Management & Development Total			96,978
Thrifts & Mortgage Finance — 5.9%
	Bank Mutual Corp.	18,540	190,406
	BankFinancial Corp.	13,385	143,219
	Beneficial Mutual Bancorp, Inc. (a)	15,617	157,107
	Brookline Bancorp, Inc.	20,910	207,427
	Clifton Savings Bancorp, Inc.	12,660	139,007
	ESSA Bancorp, Inc.	8,417	114,808
	Home Federal Bancorp, Inc.	16,609	167,585
	TrustCo Bank Corp. NY	14,880	89,280
	United Financial Bancorp, Inc.	10,413	138,180
	Washington Federal, Inc.	11,845	153,748
	Westfield Financial, Inc.	18,734	174,976
Thrifts & Mortgage Finance Total			1,675,743
FINANCIALS TOTAL			9,174,748
HEALTH CARE — 5.2%
Health Care Equipment & Supplies — 0.6%
	Analogic Corp.	1,850	67,340
	STERIS Corp.	2,396	57,744
	Zoll Medical Corp. (a)	3,100	49,848
Health Care Equipment & Supplies Total			174,932
Health Care Providers & Services — 3.8%
	AmSurg Corp. (a)	3,140	64,495
	Cross Country Healthcare, Inc. (a)	15,770	138,934
	Healthspring, Inc. (a)	10,219	94,321
	Kindred Healthcare, Inc. (a)	9,775	127,270
	Magellan Health Services, Inc. (a)	2,135	63,111
	Mednax, Inc. (a)	3,520	126,368
	NovaMed, Inc. (a)	23,169	72,982
	Owens & Minor, Inc.	2,576	89,336
	RehabCare Group, Inc. (a)	1,881	31,413
	Res-Care, Inc. (a)	13,020	208,580
	U.S. Physical Therapy, Inc. (a)	5,020	58,634
Health Care Providers & Services Total			1,075,444
Health Care Technology — 0.2%
	Omnicell, Inc. (a)	7,495	65,956
Health Care Technology Total			65,956

5

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 0.6%
	PAREXEL International Corp. (a)	7,400	73,334
	Varian, Inc. (a)	2,540	83,871
Life Sciences Tools & Services Total			157,205
HEALTH CARE TOTAL			1,473,537
INDUSTRIALS — 16.1%
Aerospace & Defense — 0.9%
	AAR Corp. (a)	5,463	82,327
	Esterline Technologies Corp. (a)	3,560	93,806
	Ladish Co., Inc. (a)	9,460	71,612
Aerospace & Defense Total			247,745
Air Freight & Logistics — 0.3%
	Pacer International, Inc.	22,841	96,846
Air Freight & Logistics Total			96,846
Airlines — 0.4%
	Skywest, Inc.	9,790	117,871
Airlines Total			117,871
Building Products — 1.8%
	Ameron International Corp.	2,292	135,618
	Builders FirstSource, Inc. (a)	20,327	67,282
	Lennox International, Inc.	4,805	153,231
	NCI Building Systems, Inc. (a)	11,730	46,334
	Universal Forest Products, Inc.	3,200	107,392
Building Products Total			509,857
Commercial Services & Supplies — 1.1%
	ABM Industries, Inc.	5,570	97,586
	ATC Technology Corp. (a)	796	12,648
	Consolidated Graphics, Inc. (a)	4,390	85,254
	United Stationers, Inc. (a)	3,805	124,538
Commercial Services & Supplies Total			320,026
Construction & Engineering — 2.0%
	Dycom Industries, Inc. (a)	11,660	98,177
	EMCOR Group, Inc. (a)	9,070	188,565
	KBR, Inc.	8,170	127,616
	KHD Humboldt Wedag International Ltd. (a)	8,122	70,418
	Layne Christensen Co. (a)	4,470	96,820
Construction & Engineering Total			581,596

6

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 1.7%
	Acuity Brands, Inc.	3,580	102,889
	AO Smith Corp.	3,120	97,001
	Belden, Inc.	6,420	103,490
	GrafTech International Ltd. (a)	19,430	170,790
Electrical Equipment Total			474,170
Machinery — 2.6%
	Astec Industries, Inc. (a)	3,634	112,000
	CIRCOR International, Inc.	2,930	75,389
	EnPro Industries, Inc. (a)	6,915	110,363
	FreightCar America, Inc.	5,119	98,438
	Harsco Corp.	2,905	80,033
	Kadant, Inc. (a)	5,248	64,760
	LB Foster Co., Class A (a)	3,038	99,495
	Robbins & Myers, Inc.	5,290	100,246
Machinery Total			740,724
Professional Services — 1.9%
	CDI Corp.	8,382	100,165
	Kforce, Inc. (a)	7,887	86,047
	Korn/Ferry International (a)	8,660	91,709
	LECG Corp. (a)	15,580	45,338
	MPS Group, Inc. (a)	26,585	213,744
Professional Services Total			537,003
Road & Rail — 2.1%
	Genesee & Wyoming, Inc., Class A (a)	4,475	134,250
	Heartland Express, Inc.	8,440	126,178
	Ryder System, Inc.	3,295	91,239
	Werner Enterprises, Inc.	15,290	249,991
Road & Rail Total			601,658
Trading Companies & Distributors — 1.3%
	Kaman Corp.	7,216	122,023
	Watsco, Inc.	5,775	248,036
Trading Companies & Distributors Total			370,059
INDUSTRIALS TOTAL			4,597,555
INFORMATION TECHNOLOGY — 13.9%
Communications Equipment — 3.5%
	ADC Telecommunications, Inc. (a)	13,980	102,893
	Anaren, Inc. (a)	9,138	118,885
	Avocent Corp. (a)	6,480	93,571
	Bel Fuse, Inc., Class B	3,276	53,006
	Black Box Corp.	4,911	134,414
	Comtech Telecommunications Corp. (a)	2,450	82,001
	Plantronics, Inc.	6,260	79,752

7

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Communications Equipment — (continued)
Symmetricom, Inc. (a)	15,970	79,531
Tekelec (a)	6,020	93,310
Tellabs, Inc. (a)	28,490	149,288
Communications Equipment Total		986,651
Computers & Peripherals — 0.7%
Electronics for Imaging, Inc. (a)	8,815	86,563
QLogic Corp. (a)	8,895	126,131
Computers & Peripherals Total		212,694
Electronic Equipment, Instruments & Components — 3.0%
Anixter International, Inc. (a)	4,555	181,198
Benchmark Electronics, Inc. (a)	14,445	175,218
Brightpoint, Inc. (a)	22,711	118,324
CPI International, Inc. (a)	9,385	102,766
MTS Systems Corp.	5,115	108,080
NAM TAI Electronics, Inc.	21,200	87,768
Plexus Corp. (a)	4,255	94,248
Electronic Equipment, Instruments & Components Total		867,602
Internet Software & Services — 0.2%
Infospace, Inc. (a)	10,640	70,543
Internet Software & Services Total		70,543
IT Services — 1.6%
Acxiom Corp.	5,640	54,426
CACI International, Inc., Class A (a)	3,354	132,651
CSG Systems International, Inc. (a)	7,298	105,821
MAXIMUS, Inc.	3,760	151,641
IT Services Total		444,539
Semiconductors & Semiconductor Equipment — 2.9%
Actel Corp. (a)	7,418	91,761
ATMI, Inc. (a)	4,075	64,344
Fairchild Semiconductor International, Inc. (a)	19,885	122,491
Kulicke & Soffa Industries, Inc. (a)	23,621	94,484
MKS Instruments, Inc. (a)	6,681	104,558
OmniVision Technologies, Inc. (a)	11,245	106,940
Verigy Ltd. (a)	11,481	126,291
Zoran Corp. (a)	12,782	114,271
Semiconductors & Semiconductor Equipment Total		825,140

8

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 2.0%
	Jack Henry & Associates, Inc.	3,775	68,026
	Lawson Software, Inc. (a)	7,442	40,112
	Mentor Graphics Corp. (a)	14,311	96,170
	MSC.Software Corp. (a)	15,950	97,933
	Parametric Technology Corp. (a)	8,240	91,876
	Progress Software Corp. (a)	3,780	80,098
	SPSS, Inc. (a)	2,640	81,576
Software Total			555,791
INFORMATION TECHNOLOGY TOTAL			3,962,960
MATERIALS — 6.9%
Chemicals — 2.0%
	Cytec Industries, Inc.	6,540	129,884
	H.B. Fuller Co.	12,775	225,607
	OM Group, Inc. (a)	7,830	218,144
Chemicals Total			573,635
Construction Materials — 0.3%
	Eagle Materials, Inc.	3,709	103,110
Construction Materials Total			103,110
Containers & Packaging — 1.8%
	Greif, Inc., Class A	2,683	121,459
	Greif, Inc., Class B	6,393	270,104
	Packaging Corp. of America	7,334	116,391
Containers & Packaging Total			507,954
Metals & Mining — 2.1%
	Carpenter Technology Corp.	4,820	99,630
	Harry Winston Diamond Corp.	22,035	92,547
	Haynes International, Inc. (a)	4,836	109,197
	Olympic Steel, Inc.	5,786	106,115
	RTI International Metals, Inc. (a)	8,595	111,821
	Schnitzer Steel Industries, Inc., Class A	1,550	76,818
Metals & Mining Total			596,128

9

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.7%
	Clearwater Paper Corp. (a)	12,690	193,142
	Mercer International, Inc. (a)	5,445	3,103
Paper & Forest Products Total			196,245
MATERIALS TOTAL			1,977,072
TELECOMMUNICATION SERVICES — 0.8%
Diversified Telecommunication Services — 0.3%
	Warwick Valley Telephone Co.	8,400	94,416
Diversified Telecommunication Services Total			94,416
Wireless Telecommunication Services — 0.5%
	Syniverse Holdings, Inc. (a)	10,746	135,400
Wireless Telecommunication Services Total			135,400
TELECOMMUNICATION SERVICES TOTAL			229,816
UTILITIES — 5.0%
Electric Utilities — 2.8%
	ALLETE, Inc.	5,740	149,469
	El Paso Electric Co. (a)	9,460	130,548
	Great Plains Energy, Inc.	6,480	93,766
	Hawaiian Electric Industries, Inc.	4,280	66,511
	Maine & Maritimes Corp.	1,750	61,250
	MGE Energy, Inc.	5,460	167,513
	UIL Holdings Corp.	5,755	132,883
Electric Utilities Total			801,940
Independent Power Producers & Energy Traders — 0.6%
	Black Hills Corp.	8,235	163,712
Independent Power Producers & Energy Traders Total			163,712
Multi-Utilities — 1.6%
	Avista Corp.	10,300	155,015
	CH Energy Group, Inc.	3,340	148,429
	NorthWestern Corp.	7,790	162,967
Multi-Utilities Total			466,411
UTILITIES TOTAL			1,432,063

	Total Common Stocks (cost of $29,320,245)		28,394,779

10

Total Investments — 99.5% (cost of $29,320,245)(b)(c)	$28,394,779

Other Assets & Liabilities, Net — 0.5%	137,073

Net Assets — 100.0%	$28,531,852

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of April 30, 2009 in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$28,394,779	$—
	Level 2 – Other Significant Observable Inputs	—	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$28,394,779	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $29,320,245.

(c)	Unrealized appreciation and depreciation at April 30, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$3,879,549	$(4,805,015)	$(925,466)

11

INVESTMENT PORTFOLIO
April 30, 2009 (Unaudited)	CMG Small/Mid Cap Fund

		Shares	Value ($)*
Common Stocks — 97.0%
CONSUMER DISCRETIONARY — 17.0%
Distributors — 0.9%
	LKQ Corp. (a)	3,800	64,524
Distributors Total			64,524
Diversified Consumer Services — 1.6%
	Coinstar, Inc. (a)	1,090	38,793
	DeVry, Inc.	1,035	44,050
	ITT Educational Services, Inc. (a)	351	35,370
Diversified Consumer Services Total			118,213
Hotels, Restaurants & Leisure — 3.3%
	Boyd Gaming Corp.	3,610	33,176
	Burger King Holdings, Inc.	1,850	30,229
	Darden Restaurants, Inc.	920	34,012
	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	260	1,841
	P.F. Chang’s China Bistro, Inc. (a)	1,030	31,085
	Penn National Gaming, Inc. (a)	1,160	39,463
	Ruth’s Hospitality Group, Inc. (a)	1,759	6,368
	Texas Roadhouse, Inc., Class A (a)	2,710	30,840
	Wendy’s/Arby’s Group, Inc., Class A	5,790	28,950
Hotels, Restaurants & Leisure Total			235,964
Household Durables — 1.4%
	Tempur-Pedic International, Inc.	7,800	100,308
Household Durables Total			100,308
Internet & Catalog Retail — 0.5%
	Priceline.com, Inc. (a)	380	36,894
Internet & Catalog Retail Total			36,894
Media — 3.7%
	Clear Channel Outdoor Holdings, Inc., Class A (a)	1,329	5,103
	Knology, Inc. (a)	6,890	48,919
	Lamar Advertising Co., Class A (a)	3,890	65,741
	Marvel Entertainment, Inc. (a)	3,360	100,262
	McGraw-Hill Companies, Inc.	1,000	30,150
	Valassis Communications, Inc. (a)	3,985	20,603
Media Total			270,778
Specialty Retail — 3.5%
	Advance Auto Parts, Inc.	660	28,875
	GameStop Corp., Class A (a)	1,250	37,700
	Lumber Liquidators, Inc. (a)	5,340	79,886
	Pier 1 Imports, Inc. (a)	21,390	39,999
	Ross Stores, Inc.	870	33,008

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — (continued)
	Urban Outfitters, Inc. (a)	1,820	35,472
Specialty Retail Total			254,940
Textiles, Apparel & Luxury Goods — 2.1%
	Hanesbrands, Inc. (a)	2,760	45,430
	Lululemon Athletica, Inc. (a)	4,450	62,077
	Warnaco Group, Inc. (a)	1,590	45,856
Textiles, Apparel & Luxury Goods Total			153,363
CONSUMER DISCRETIONARY TOTAL			1,234,984
CONSUMER STAPLES — 3.1%
Beverages — 0.3%
	Central European Distribution Corp. (a)	1,074	24,058
Beverages Total			24,058
Food Products — 0.8%
	Corn Products International, Inc.	2,400	57,360
Food Products Total			57,360
Household Products — 0.5%
	Church & Dwight Co., Inc.	650	35,367
Household Products Total			35,367
Personal Products — 1.5%
	Alberto-Culver Co.	1,820	40,568
	Chattem, Inc. (a)	540	29,651
	Herbalife Ltd.	1,910	37,856
Personal Products Total			108,075
CONSUMER STAPLES TOTAL			224,860
ENERGY — 6.1%
Energy Equipment & Services — 2.0%
	CARBO Ceramics, Inc.	760	23,340
	Core Laboratories N.V.	650	54,099
	National-Oilwell Varco, Inc. (a)	1,130	34,216
	Pioneer Drilling Co. (a)	7,044	35,220
Energy Equipment & Services Total			146,875
Oil, Gas & Consumable Fuels — 4.1%
	Concho Resources, Inc. (a)	2,565	70,332
	Continental Resources, Inc. (a)	1,500	35,025
	Denbury Resources, Inc. (a)	3,100	50,468
	PetroHawk Energy Corp. (a)	2,730	64,428
	Southwestern Energy Co. (a)	1,190	42,674
	Ultra Petroleum Corp. (a)	810	34,668
Oil, Gas & Consumable Fuels Total			297,595
ENERGY TOTAL			444,470

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — 6.3%
Capital Markets — 3.2%
	Affiliated Managers Group, Inc. (a)	660	37,521
	Janus Capital Group, Inc.	6,240	62,587
	Waddell & Reed Financial, Inc., Class A	6,050	135,581
Capital Markets Total			235,689
Commercial Banks — 0.4%
	Glacier Bancorp, Inc.	1,876	28,740
Commercial Banks Total			28,740
Consumer Finance — 0.5%
	Ezcorp, Inc., Class A (a)	3,030	37,542
Consumer Finance Total			37,542
Real Estate Investment Trusts (REITs) — 1.5%
	Home Properties, Inc.	970	35,347
	Plum Creek Timber Co., Inc.	1,040	35,901
	Tanger Factory Outlet Centers, Inc.	1,060	35,319
Real Estate Investment Trusts (REITs) Total			106,567
Real Estate Management & Development — 0.7%
	CB Richard Ellis Group, Inc., Class A (a)	6,630	49,725
Real Estate Management & Development Total			49,725
FINANCIALS TOTAL			458,263
HEALTH CARE — 18.8%
Biotechnology — 5.7%
	Alexion Pharmaceuticals, Inc. (a)	2,140	71,519
	Allos Therapeutics, Inc. (a)	4,510	27,646
	Array Biopharma, Inc. (a)	6,230	18,254
	BioMarin Pharmaceutical, Inc. (a)	4,420	56,841
	Cephalon, Inc. (a)	630	41,335
	Crucell NV, ADR (a)	773	16,225
	Onyx Pharmaceuticals, Inc. (a)	1,130	29,267
	OSI Pharmaceuticals, Inc. (a)	1,400	46,998
	United Therapeutics Corp. (a)	480	30,149
	Vertex Pharmaceuticals, Inc. (a)	2,410	74,276
Biotechnology Total			412,510

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 3.3%
	Intuitive Surgical, Inc. (a)	270	38,807
	Masimo Corp. (a)	1,230	35,547
	NuVasive, Inc. (a)	2,331	88,345
	Thoratec Corp. (a)	2,570	74,684
Health Care Equipment & Supplies Total			237,383
Health Care Providers & Services — 3.8%
	CardioNet, Inc. (a)	2,856	59,262
	Express Scripts, Inc. (a)	1,150	73,565
	Genoptix, Inc. (a)	1,380	40,130
	HMS Holdings Corp. (a)	1,020	30,580
	Psychiatric Solutions, Inc. (a)	3,610	69,998
Health Care Providers & Services Total			273,535
Health Care Technology — 0.5%
	Omnicell, Inc. (a)	4,290	37,752
Health Care Technology Total			37,752
Life Sciences Tools & Services — 4.5%
	ICON PLC, ADR (a)	6,161	97,591
	Illumina, Inc. (a)	1,920	71,712
	Life Technologies Corp. (a)	3,220	120,106
	Thermo Fisher Scientific, Inc. (a)	1,040	36,483
Life Sciences Tools & Services Total			325,892
Pharmaceuticals — 1.0%
	Perrigo Co.	2,900	75,168
Pharmaceuticals Total			75,168
HEALTH CARE TOTAL			1,362,240
INDUSTRIALS — 17.4%
Aerospace & Defense — 1.7%
	HEICO Corp.	1,850	53,114
	Precision Castparts Corp.	600	44,916
	Teledyne Technologies, Inc. (a)	900	28,737
Aerospace & Defense Total			126,767
Commercial Services & Supplies — 1.9%
	Clean Harbors, Inc. (a)	660	33,066
	Stericycle, Inc. (a)	1,030	48,492
	Waste Connections, Inc. (a)	2,045	52,720
Commercial Services & Supplies Total			134,278
Construction & Engineering — 0.6%
	Foster Wheeler AG (a)	1,860	40,046
Construction & Engineering Total			40,046

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 3.3%
	AMETEK, Inc.	1,870	60,233
	GrafTech International Ltd. (a)	14,480	127,279
	Roper Industries, Inc.	1,200	54,708
Electrical Equipment Total			242,220
Industrial Conglomerates — 0.7%
	McDermott International, Inc. (a)	3,270	52,778
Industrial Conglomerates Total			52,778
Machinery — 2.1%
	Bucyrus International, Inc.	1,920	41,683
	Key Technology, Inc. (a)	2,200	23,188
	Pall Corp.	2,050	54,141
	Wabtec Corp.	860	32,800
Machinery Total			151,812
Marine — 0.5%
	Genco Shipping & Trading Ltd.	1,980	37,818
Marine Total			37,818
Professional Services — 4.3%
	Dun & Bradstreet Corp.	710	57,794
	FTI Consulting, Inc. (a)	1,780	97,686
	Huron Consulting Group, Inc. (a)	850	40,758
	Monster Worldwide, Inc. (a)	2,748	37,922
	TrueBlue, Inc. (a)	3,730	36,218
	Watson Wyatt Worldwide, Inc., Class A	750	39,788
Professional Services Total			310,166
Road & Rail — 2.3%
	Genesee & Wyoming, Inc., Class A (a)	1,290	38,700
	Landstar System, Inc.	2,290	81,547
	Old Dominion Freight Line, Inc. (a)	1,730	48,699
Road & Rail Total			168,946
INDUSTRIALS TOTAL			1,264,831
INFORMATION TECHNOLOGY — 18.5%
Communications Equipment — 2.5%
	Cogo Group, Inc. (a)	4,800	39,264
	CommScope, Inc. (a)	2,600	65,260
	Riverbed Technology, Inc. (a)	2,590	47,449
	Starent Networks Corp. (a)	1,770	34,922
Communications Equipment Total			186,895

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — 0.9%
LG Display Co., Ltd., ADR	5,510	67,718
Electronic Equipment, Instruments & Components Total		67,718
Internet Software & Services — 2.7%
Akamai Technologies, Inc. (a)	1,720	37,874
Equinix, Inc. (a)	557	39,118
Omniture, Inc. (a)	2,920	35,974
Sohu.com, Inc. (a)	710	37,027
Vocus, Inc. (a)	2,680	45,560
Internet Software & Services Total		195,553
IT Services — 1.5%
Alliance Data Systems Corp. (a)	990	41,451
Hewitt Associates, Inc., Class A (a)	2,100	65,856
IT Services Total		107,307
Semiconductors & Semiconductor Equipment — 4.1%
Atheros Communications, Inc. (a)	4,070	70,086
Hittite Microwave Corp. (a)	990	36,788
International Rectifier Corp. (a)	2,680	45,238
Microsemi Corp. (a)	5,000	67,100
Monolithic Power Systems, Inc. (a)	1,810	33,485
Verigy Ltd. (a)	3,990	43,890
Semiconductors & Semiconductor Equipment Total		296,587
Software — 6.8%
Ariba, Inc. (a)	6,420	61,696
Blackboard, Inc. (a)	1,864	63,432
Cadence Design Systems, Inc. (a)	7,050	39,339
Concur Technologies, Inc. (a)	1,450	39,252
McAfee, Inc. (a)	1,230	46,174
Netscout Systems, Inc. (a)	6,650	59,784
Solera Holdings, Inc. (a)	1,470	33,545
Sybase, Inc. (a)	1,290	43,808
Taleo Corp., Class A (a)	2,750	33,028
TiVo, Inc. (a)	4,550	34,125

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Tyler Technologies, Inc. (a)	2,310	38,115
Software Total			492,298
INFORMATION TECHNOLOGY TOTAL			1,346,358
MATERIALS — 6.6%
Chemicals — 2.8%
	CF Industries Holdings, Inc.	1,300	93,665
	Intrepid Potash, Inc. (a)	2,412	59,552
	Potash Corp. of Saskatchewan, Inc.	595	51,462
Chemicals Total			204,679
Containers & Packaging — 0.6%
	Greif, Inc., Class A	920	41,648
Containers & Packaging Total			41,648
Metals & Mining — 3.2%
	Agnico-Eagle Mines Ltd.	1,110	48,962
	AK Steel Holding Corp.	4,770	62,058
	Cliffs Natural Resources, Inc.	1,650	38,049
	Thompson Creek Metals Co., Inc. (a)	7,000	47,180
	Walter Energy, Inc.	1,420	32,376
Metals & Mining Total			228,625
MATERIALS TOTAL			474,952
TELECOMMUNICATION SERVICES — 2.6%
Diversified Telecommunication Services — 1.4%
	Neutral Tandem, Inc. (a)	2,463	70,442
	Premiere Global Services, Inc. (a)	3,320	34,993
Diversified Telecommunication Services Total			105,435
Wireless Telecommunication Services — 1.2%
	SBA Communications Corp., Class A (a)	3,320	83,664
Wireless Telecommunication Services Total			83,664
TELECOMMUNICATION SERVICES TOTAL			189,099
UTILITIES — 0.6%
Electric Utilities — 0.6%
	ITC Holdings Corp.	1,021	44,444
Electric Utilities Total			44,444
UTILITIES TOTAL			44,444

	Total Common Stocks (cost of $6,672,710)		7,044,501

7

Total Investments — 97.0% (cost of $6,672,710)(b)(c)	$7,044,501

Other Assets & Liabilities, Net — 3.0%	214,455

Net Assets — 100.0%	$7,258,956

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of April 30, 2009 in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$7,044,501	$—
	Level 2 – Other Significant Observable Inputs	—	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$7,044,501	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $6,672,710.

(c)	Unrealized appreciation and depreciation at April 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$911,141	$(539,350)	$371,791

8

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
April 30, 2009 (Unaudited)	CMG Strategic Equity Fund

		Shares	Value ($)*
Common Stocks — 98.2%
CONSUMER DISCRETIONARY — 10.6%
Auto Components — 0.4%
	Nokian Renkaat Oyj	6,780	107,517
Auto Components Total			107,517
Distributors — 0.6%
	Genuine Parts Co.	5,240	177,950
Distributors Total			177,950
Hotels, Restaurants & Leisure — 2.5%
	Bally Technologies, Inc. (a)	6,030	157,865
	Burger King Holdings, Inc.	5,320	86,929
	Carnival Corp.	6,650	178,752
	Starbucks Corp. (a)	12,150	175,689
	WMS Industries, Inc. (a)	3,635	116,720
Hotels, Restaurants & Leisure Total			715,955
Media — 2.0%
	Comcast Corp., Class A	17,890	276,579
	DIRECTV Group, Inc. (a)	7,060	174,594
	John Wiley & Sons, Inc., Class A	4,260	144,414
Media Total			595,587
Multiline Retail — 1.0%
	Target Corp.	7,290	300,785
Multiline Retail Total			300,785
Specialty Retail — 2.6%
	Best Buy Co., Inc.	3,350	128,573
	Gap, Inc.	6,010	93,395
	Lowe’s Companies, Inc.	10,150	218,225
	Sherwin-Williams Co.	2,060	116,679
	TJX Companies, Inc.	4,890	136,773
	Urban Outfitters, Inc. (a)	3,620	70,554
Specialty Retail Total			764,199
Textiles, Apparel & Luxury Goods — 1.5%
	NIKE, Inc., Class B	5,760	302,227
	Polo Ralph Lauren Corp.	2,734	147,199
Textiles, Apparel & Luxury Goods Total			449,426
CONSUMER DISCRETIONARY TOTAL			3,111,419
CONSUMER STAPLES — 8.3%
Beverages — 2.5%
	Carlsberg A/S, Class B	2,232	107,710
	Fomento Economico Mexicano SAB de CV, ADR	3,160	89,460
	Hansen Natural Corp. (a)	2,220	90,487

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Beverages — (continued)
	Molson Coors Brewing Co., Class B	2,680	102,510
	PepsiCo, Inc.	7,110	353,793
Beverages Total			743,960
Food & Staples Retailing — 0.4%
	Kroger Co.	5,310	114,802
Food & Staples Retailing Total			114,802
Food Products — 1.9%
	ConAgra Foods, Inc.	11,380	201,426
	Corn Products International, Inc.	2,920	69,788
	Kraft Foods, Inc., Class A	7,020	164,268
	Sanderson Farms, Inc.	2,810	112,119
Food Products Total			547,601
Household Products — 0.9%
	Procter & Gamble Co.	5,190	256,594
Household Products Total			256,594
Personal Products — 1.5%
	Avon Products, Inc.	9,690	220,544
	Herbalife Ltd.	5,240	103,857
	Mead Johnson Nutrition Co., Class A (a)	4,299	121,447
Personal Products Total			445,848
Tobacco — 1.1%
	Philip Morris International, Inc.	9,300	336,660
Tobacco Total			336,660
CONSUMER STAPLES TOTAL			2,445,465
ENERGY — 14.1%
Energy Equipment & Services — 4.9%
	Cameron International Corp. (a)	7,640	195,431
	CARBO Ceramics, Inc.	3,476	106,748
	Core Laboratories N.V.	874	72,743
	Diamond Offshore Drilling, Inc.	1,320	95,581
	National-Oilwell Varco, Inc. (a)	6,442	195,063
	Noble Corp.	3,970	108,500
	Schlumberger Ltd.	3,420	167,546
	Tenaris SA, ADR	5,195	129,979
	Transocean Ltd. (a)	1,658	111,882
	Weatherford International Ltd. (a)	7,630	126,887
	Wellstream Holdings PLC	17,062	129,908
Energy Equipment & Services Total			1,440,268

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 9.2%
	Apache Corp.	2,750	200,365
	Comstock Resources, Inc. (a)	2,505	86,322
	ConocoPhillips	5,920	242,720
	Denbury Resources, Inc. (a)	12,200	198,616
	Devon Energy Corp.	3,310	171,624
	Exxon Mobil Corp.	9,550	636,698
	Hess Corp.	3,150	172,589
	Marathon Oil Corp.	3,940	117,018
	Occidental Petroleum Corp.	3,940	221,783
	Peabody Energy Corp.	2,800	73,892
	Petroleo Brasileiro SA, ADR	5,730	192,356
	StatoilHydro ASA, ADR	8,810	163,866
	XTO Energy, Inc.	5,847	202,657
Oil, Gas & Consumable Fuels Total			2,680,506
ENERGY TOTAL			4,120,774
FINANCIALS — 15.3%
Capital Markets — 5.1%
	Ameriprise Financial, Inc.	8,070	212,645
	Charles Schwab Corp.	9,650	178,332
	Credit Suisse Group AG, ADR	4,390	168,049
	Goldman Sachs Group, Inc.	2,790	358,515
	Greenhill & Co., Inc.	1,470	113,969
	Invesco Ltd.	16,000	235,520
	Raymond James Financial, Inc.	9,070	142,308
	Waddell & Reed Financial, Inc., Class A	3,840	86,054
Capital Markets Total			1,495,392
Commercial Banks — 3.2%
	First Horizon National Corp.	15,771	181,524
	Glacier Bancorp, Inc.	6,530	100,040
	TCF Financial Corp.	13,150	182,917
	Wells Fargo & Co.	23,640	473,036
Commercial Banks Total			937,517
Consumer Finance — 1.0%
	American Express Co.	11,560	291,543
Consumer Finance Total			291,543
Diversified Financial Services — 2.3%
	JPMorgan Chase & Co.	20,166	665,478
Diversified Financial Services Total			665,478

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 2.7%
	ACE Ltd.	2,410	111,631
	Aon Corp.	4,440	187,368
	Arch Capital Group Ltd. (a)	2,070	119,605
	Axis Capital Holdings Ltd.	5,520	136,013
	MetLife, Inc.	7,720	229,670
Insurance Total			784,287
Real Estate Investment Trusts (REITs) — 1.0%
	Digital Realty Trust, Inc.	5,270	189,773
	Redwood Trust, Inc.	6,864	111,677
Real Estate Investment Trusts (REITs) Total			301,450
FINANCIALS TOTAL			4,475,667
HEALTH CARE — 12.6%
Biotechnology — 3.1%
	Amgen, Inc. (a)	5,350	259,314
	Celgene Corp. (a)	3,415	145,889
	Cephalon, Inc. (a)	1,080	70,859
	Gilead Sciences, Inc. (a)	5,122	234,587
	Onyx Pharmaceuticals, Inc. (a)	2,480	64,232
	OSI Pharmaceuticals, Inc. (a)	2,070	69,490
	Seattle Genetics, Inc. (a)	6,690	61,749
Biotechnology Total			906,120
Health Care Equipment & Supplies — 2.0%
	Baxter International, Inc.	4,010	194,485
	Becton Dickinson & Co.	2,294	138,741
	Hospira, Inc. (a)	3,170	104,198
	Mindray Medical International Ltd., ADR	2,865	65,379
	Smith & Nephew PLC, ADR	2,610	91,481
Health Care Equipment & Supplies Total			594,284
Health Care Providers & Services — 1.8%
	Aetna, Inc.	3,400	74,834
	Express Scripts, Inc. (a)	3,820	244,366
	Medco Health Solutions, Inc. (a)	4,544	197,891
Health Care Providers & Services Total			517,091
Life Sciences Tools & Services — 1.0%
	Illumina, Inc. (a)	1,910	71,338
	Life Technologies Corp. (a)	4,183	156,026
	QIAGEN N.V. (a)	3,210	52,901
Life Sciences Tools & Services Total			280,265

4

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 4.7%
	Abbott Laboratories	7,640	319,734
	Allergan, Inc.	3,970	185,240
	Bristol-Myers Squibb Co.	12,800	245,760
	Johnson & Johnson	3,470	181,689
	Novo Nordisk A/S, ADR	2,790	132,553
	Teva Pharmaceutical Industries Ltd., ADR	2,760	121,137
	Wyeth	4,720	200,128
Pharmaceuticals Total			1,386,241
HEALTH CARE TOTAL			3,684,001
INDUSTRIALS — 9.6%
Aerospace & Defense — 1.5%
	Lockheed Martin Corp.	1,850	145,281
	Raytheon Co.	2,470	111,718
	United Technologies Corp.	3,842	187,643
Aerospace & Defense Total			444,642
Air Freight & Logistics — 0.7%
	Expeditors International of Washington, Inc.	4,520	156,889
	UTI Worldwide, Inc.	4,210	56,667
Air Freight & Logistics Total			213,556
Construction & Engineering — 0.8%
	EMCOR Group, Inc. (a)	6,751	140,353
	Insituform Technologies, Inc., Class A (a)	6,381	97,821
Construction & Engineering Total			238,174
Industrial Conglomerates — 1.6%
	General Electric Co.	17,740	224,411
	Siemens AG, ADR	3,810	255,003
Industrial Conglomerates Total			479,414
Machinery — 1.9%
	Caterpillar, Inc.	4,105	146,056
	Danaher Corp.	1,990	116,296
	Joy Global, Inc.	4,492	114,546
	Parker Hannifin Corp.	3,790	171,876
Machinery Total			548,774
Marine — 1.1%
	A.P. Moller - Maersk A/S, Class B	34	196,995
	Diana Shipping, Inc.	7,419	116,478
Marine Total			313,473

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Professional Services — 0.5%
	Dun & Bradstreet Corp.	1,760	143,264
Professional Services Total			143,264
Road & Rail — 1.0%
	Landstar System, Inc.	3,610	128,552
	Norfolk Southern Corp.	4,310	153,781
Road & Rail Total			282,333
Trading Companies & Distributors — 0.5%
	W.W. Grainger, Inc.	1,940	162,727
Trading Companies & Distributors Total			162,727
INDUSTRIALS TOTAL			2,826,357
INFORMATION TECHNOLOGY — 17.9%
Communications Equipment — 1.4%
	Brocade Communications Systems, Inc. (a)	29,982	173,296
	Cisco Systems, Inc. (a)	12,110	233,965
Communications Equipment Total			407,261
Computers & Peripherals — 5.5%
	Apple, Inc. (a)	4,620	581,335
	Hewlett-Packard Co.	13,630	490,407
	International Business Machines Corp.	5,180	534,628
Computers & Peripherals Total			1,606,370
Electronic Equipment, Instruments & Components — 1.0%
	Agilent Technologies, Inc. (a)	7,900	144,254
	LG Display Co., Ltd., ADR	11,854	145,686
Electronic Equipment, Instruments & Components Total			289,940
Internet Software & Services — 1.8%
	Equinix, Inc. (a)	1,480	103,940
	Google, Inc., Class A (a)	1,050	415,769
Internet Software & Services Total			519,709
IT Services — 2.2%
	Affiliated Computer Services, Inc., Class A (a)	2,910	140,786
	Fiserv, Inc. (a)	3,820	142,562
	Hewitt Associates, Inc., Class A (a)	3,320	104,115
	MasterCard, Inc., Class A	640	117,408
	Redecard SA	11,770	148,137
IT Services Total			653,008

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 2.3%
	Altera Corp.	5,440	88,726
	Intel Corp.	16,318	257,498
	Microchip Technology, Inc.	5,390	123,970
	Micron Technology, Inc. (a)	27,053	132,019
	Texas Instruments, Inc.	4,470	80,728
Semiconductors & Semiconductor Equipment Total			682,941
Software — 3.7%
	Activision Blizzard, Inc. (a)	10,820	116,531
	Microsoft Corp.	33,910	687,017
	Nintendo Co., Ltd.	510	136,446
	Oracle Corp.	8,360	161,682
Software Total			1,101,676
INFORMATION TECHNOLOGY TOTAL			5,260,905
MATERIALS — 5.1%
Chemicals — 1.5%
	Monsanto Co.	3,390	287,777
	Potash Corp. of Saskatchewan	1,530	132,330
Chemicals Total			420,107
Metals & Mining — 3.6%
	ArcelorMittal	4,100	96,678
	Cia Vale do Rio Doce, ADR	9,340	154,203
	Cliffs Natural Resources, Inc.	4,000	92,240
	Freeport-McMoRan Copper & Gold, Inc.	6,350	270,828
	Kaiser Aluminum Corp.	4,990	147,405
	Nucor Corp.	4,060	165,201
	Thompson Creek Metals Co., Inc. (a)	19,984	134,692
Metals & Mining Total			1,061,247
MATERIALS TOTAL			1,481,354
TELECOMMUNICATION SERVICES — 2.0%
Diversified Telecommunication Services — 1.6%
	Verizon Communications, Inc.	15,210	461,472
Diversified Telecommunication Services Total			461,472
Wireless Telecommunication Services — 0.4%
	American Tower Corp., Class A (a)	4,290	136,250
Wireless Telecommunication Services Total			136,250
TELECOMMUNICATION SERVICES TOTAL			597,722

7

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — 2.7%
Electric Utilities — 1.5%
	Entergy Corp.	3,150	204,026
	Exelon Corp.	3,495	161,224
	Northeast Utilities Co.	4,320	90,806
Electric Utilities Total			456,056
Independent Power Producers & Energy Traders — 0.5%
	AES Corp. (a)	19,630	138,784
Independent Power Producers & Energy Traders Total			138,784
Multi-Utilities — 0.7%
	Public Service Enterprise Group, Inc.	6,690	199,630
Multi-Utilities Total			199,630
UTILITIES TOTAL			794,470

	Total Common Stocks (cost of $28,768,466)		28,798,134

		Par ($)
Short-Term Obligation — 1.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/09, due 05/01/09 at 0.100%, collateralized by U.S. Treasury Obligations with various maturities to 04/30/16, market value $536,729 (repurchase proceeds $526,001)	526,000	526,000

	Total Short-Term Obligation (cost of $526,000)		526,000

8

Total Investments — 100.0% (cost of $29,294,466)(b)(c)	$29,324,134

Other Assets & Liabilities, Net — (0.0)%	(13,970)

Net Assets — 100.0%	$29,310,164

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

9

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of April 30, 2009 in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$28,119,559	$—
	Level 2 – Other Significant Observable Inputs	1,204,575	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$29,324,134	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $29,294,466.

(c)	Unrealized appreciation and depreciation at April 30, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$3,475,227	$(3,445,559)	$29,668

Acronym		Name

ADR		American Depositary Receipt

10

INVESTMENT PORTFOLIO
April 30, 2009 (Unaudited)	CMG Ultra Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 36.3%
BASIC MATERIALS — 1.7%
Chemicals — 1.7%
E.I. Du Pont de Nemours & Co.
	6.875% 10/15/09	1,500,000	1,538,919
Lubrizol Corp.
	4.625% 10/01/09	1,000,000	1,005,784
Chemicals Total			2,544,703
BASIC MATERIALS TOTAL			2,544,703
COMMUNICATIONS — 5.1%
Media — 2.1%
Comcast Cable Communications LLC
	6.875% 06/15/09	1,000,000	1,005,282
COX Communications, Inc.
	7.875% 08/15/09	1,000,000	1,011,900
Viacom, Inc.
	1.670% 06/16/09(a)	1,000,000	996,090
Media Total			3,013,272
Telecommunications — 3.0%
AT&T, Inc.
	6.250% 03/15/11	1,000,000	1,054,169
British Telecommunications PLC
	8.625% 12/15/10	1,290,000	1,348,077
Telefonica Emisiones SAU
	1.588% 06/19/09(a)	1,000,000	999,568
Verizon Global Funding Corp.
	7.250% 12/01/10	1,000,000	1,063,569
Telecommunications Total			4,465,383
COMMUNICATION TOTAL			7,478,655
CONSUMER CYCLICAL — 2.2%
Entertainment — 0.4%
Walt Disney Co.
	1.393% 09/10/09(a)	580,000	579,874
Entertainment Total			579,874
Retail — 1.8%
CVS Caremark Corp.
	5.750% 08/15/11	1,000,000	1,058,077
Target Corp.
	7.500% 08/15/10	1,000,000	1,062,033

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
Wal-Mart Stores, Inc.
	6.875% 08/10/09	500,000	507,492
Retail Total			2,627,602
CONSUMER CYCLICAL TOTAL			3,207,476
CONSUMER NON-CYCLICAL — 4.4%
Beverages — 0.5%
Coca-Cola Enterprises, Inc.
	1.284% 08/03/09(a)	675,000	669,451
Beverages Total			669,451
Food — 1.4%
HJ Heinz Finance Co.
	6.625% 07/15/11	1,000,000	1,067,104
Kraft Foods, Inc.
	4.125% 11/12/09	1,000,000	1,010,734
Food Total			2,077,838
Pharmaceuticals — 2.5%
Eli Lilly & Co.
	3.550% 03/06/12	1,000,000	1,026,919
Pfizer, Inc.
	4.450% 03/15/12	1,500,000	1,576,015
Wyeth
	6.950% 03/15/11	1,000,000	1,073,353
Pharmaceuticals Total			3,676,287
CONSUMER NON-CYCLICAL TOTAL			6,423,576
ENERGY — 1.0%
Oil & Gas — 1.0%
Conoco Funding Co.
	6.350% 10/15/11	400,000	438,010
Hess Corp.
	6.650% 08/15/11	1,000,000	1,048,451
Oil & Gas Total			1,486,461
ENERGY TOTAL			1,486,461
FINANCIALS — 16.0%
Banks — 5.3%
American Express Centurion Bank
	5.200% 11/26/10	750,000	721,122
Comerica Bank
	1.399% 08/24/11(a)	1,000,000	811,096

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
Deutsche Bank AG London
	4.875% 05/20/13	625,000	620,659
Goldman Sachs Group, Inc.
	1.416% 02/06/12(a)	1,000,000	911,109
	6.650% 05/15/09(b)	500,000	515,045
JPMorgan Chase & Co.
	4.600% 01/17/11	750,000	759,222
Merrill Lynch & Co., Inc.
	4.250% 02/08/10(c)	800,000	790,366
Morgan Stanley
	1.357% 01/18/11(a)	1,000,000	931,533
National Westminster Bank PLC
	7.375% 10/01/09	641,000	627,428
Wells Fargo & Co.
	3.000% 12/09/11	1,000,000	1,030,381
Banks Total			7,717,961
Commercial Banks — 4.7%
KeyBank NA
	7.000% 02/01/11	500,000	462,646
National City Bank/Cleveland OH
	4.250% 01/29/10	1,800,000	1,791,684
State Street Bank and Trust Co.
	1.850% 03/15/11	2,650,000	2,661,045
State Street Corp.
	2.150% 04/30/12	1,200,000	1,197,922
Westpac Banking Corp.
	1.342% 01/25/10(a)(d)	772,000	771,246
Commercial Banks Total			6,884,543
Diversified Financial Services — 5.0%
Capital One Bank USA
	5.000% 06/15/09	800,000	798,875
Citigroup, Inc.
	4.125% 02/22/10	850,000	836,307
Credit Suisse USA, Inc.
	6.125% 11/15/11	785,000	822,598
General Electric Capital Corp.
	1.142% 01/26/11(a)	1,000,000	922,679
HSBC Finance Corp.
	1.451% 08/09/11(a)	850,000	753,718
John Deere Capital Corp.
	1.746% 08/19/10(a)	1,000,000	987,318

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Lehman Brothers Holdings, Inc.
	1.000% 03/23/09(b)(e)	750,000	106,875
National Rural Utilities Cooperative Finance Corp.
	5.750% 08/28/09	1,000,000	1,012,165
Unilever Capital Corp.
	7.125% 11/01/10	1,000,000	1,073,660
Diversified Financial Services Total			7,314,195
Insurance — 1.0%
Berkshire Hathaway Finance Corp.
	1.439% 01/11/11(a)	1,500,000	1,485,423
Insurance Total			1,485,423
FINANCIALS TOTAL			23,402,122
INDUSTRIALS — 2.3%
Miscellaneous Manufacturing — 1.5%
Honeywell International, Inc.
	6.125% 11/01/11	2,000,000	2,175,320
Miscellaneous Manufacturing Total			2,175,320
Transportation — 0.8%
FedEx Corp.
	5.500% 08/15/09	1,100,000	1,107,809
Transportation Total			1,107,809
INDUSTRIALS TOTAL			3,283,129
INFORMATION TECHNOLOGY — 1.0%
Computers — 1.0%
Hewlett-Packard Co.
	1.330% 06/15/09(a)	1,000,000	1,000,440
International Business Machines Corp.
	4.375% 06/01/09	500,000	500,758
Computers Total			1,501,198
INFORMATION TECHNOLOGY TOTAL			1,501,198
UTILITIES — 2.6%
Electric — 1.9%
Commonwealth Edison Co.
	6.150% 03/15/12	660,000	680,110
Consolidated Edison Co. of New York, Inc.
	4.700% 06/15/09	500,000	501,180
	7.150% 12/01/09	500,000	512,897

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Duke Energy Carolinas LLC
	4.500% 04/01/10	1,000,000	1,015,208
Electric Total			2,709,395
Gas — 0.7%
Sempra Energy
	4.750% 05/15/09	1,000,000	1,000,531
Gas Total			1,000,531
UTILITIES TOTAL			3,709,926

	Total Corporate Fixed-Income Bonds & Notes (cost of $54,271,579)		53,037,246

Asset-Backed Securities — 12.3%
Advanta Business Card Master Trust
	5.300% 05/21/12	1,000,000	988,989
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	206,107	197,530
	5.190% 11/06/11	556,098	548,754
	5.210% 10/06/11	210,084	207,539
	5.420% 08/08/11	914,083	899,437
Bank One Issuance Trust
	3.940% 04/16/12	2,000,000	2,014,579
Bay View Auto Trust
	4.550% 02/25/14	346,923	348,016
	5.010% 06/25/14	176,810	178,568
Capital One Prime Auto Receivables Trust
	4.990% 09/15/10	27,110	27,157
Carmax Auto Owner Trust
	5.150% 02/15/11	833,384	839,625
Centex Home Equity
	6.540% 01/25/32(a)	172,916	9,740
CIT Equipment Collateral
	5.070% 02/20/10	86,467	86,498
	5.160% 02/20/13	488,816	489,184
Citibank Credit Card Issuance Trust
	5.300% 05/20/11	1,000,000	1,001,569
CNH Equipment Trust
	4.060% 10/17/11(b)	575,000	576,690
Ford Credit Floorplan Master Owner Trust
	0.631% 06/15/11(a)	700,000	668,227
GMAC Mortgage Corp. Loan Trust
	6.310% 05/25/36(a)	137,729	123,741

5

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Honda Auto Receivables Owner Trust
	3.770% 09/20/10	1,328,738	1,337,142
Household Automotive Trust
	5.280% 09/17/11	540,923	544,225
	5.300% 11/17/11	636,375	641,824
	5.430% 06/17/11	276,183	278,148
Huntington Auto Trust
	3.480% 07/15/11(d)	1,000,000	1,002,319
Long Beach Auto Receivables Trust
	4.972% 10/15/11	446,187	444,261
	5.170% 08/15/11	454,356	452,833
Nissan Auto Receivables Owner Trust
	2.940% 07/15/11	1,000,000	1,005,809
Nomura Asset Acceptance Corp.
	0.578% 01/25/36(a)(d)	42,484	36,358
Santander Drive Auto Receivables Trust
	5.050% 09/15/11	93,064	92,466
Triad Auto Receivables Owner Trust
	4.220% 06/12/12	396,600	391,783
	4.770% 01/12/11	15,261	15,248
	5.260% 11/14/11	526,318	526,083
	5.410% 08/12/11	395,668	394,773
TXU Electric Delivery Transition Bond Co. LLC
	4.810% 11/17/14	650,000	675,094
World Omni Auto Receivables Trust
	4.130% 03/15/11	925,000	932,848

	Total Asset-Backed Securities (cost of $18,135,205)		17,977,057

Government & Agency Obligations — 8.9%
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Svensk Exportkredit AB
	4.000% 06/15/10	500,000	510,509
TOTAL FOREIGN GOVERNMENT OBLIGATIONS			510,509
U.S. GOVERNMENT AGENCIES — 6.5%
Federal Farm Credit Bank
	2.750% 05/04/10	1,000,000	1,018,366
Federal Home Loan Bank
	1.211% 02/19/10(a)	3,000,000	3,011,127

6

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
Federal Home Loan Mortgage Corp.
	4.250% 07/15/09	500,000	504,169
	5.000% 06/11/09	1,500,000	1,507,906
	5.000% 08/15/25	403,650	411,858
Federal National Mortgage Association
	4.250% 05/15/09	3,000,000	3,004,566
U.S. GOVERNMENT AGENCIES TOTAL			9,457,992
U.S. TREASURY NOTES & BONDS — 2.1%
United States Treasury Note/Bond
	1.250% 11/30/10	3,000,000	3,022,620
U.S. TREASURY NOTES & BONDS TOTAL			3,022,620

	Total Government & Agency Obligations (cost of $13,007,130)		12,991,121

Collateralized Mortgage Obligations — 2.7%
AGENCY — 0.9%
Federal Home Loan Mortgage Corp.
	4.000% 05/15/14	3,524	3,522
	4.000% 07/15/24	32,295	32,282
	4.500% 11/15/16	145,806	147,368
	5.000% 11/15/15	74,474	75,220
	5.000% 02/15/16	266,560	269,810
	5.000% 05/15/26	126,447	128,499
	5.500% 02/15/24	88,638	89,526
Federal National Mortgage Association
	5.500% 11/25/26	561,528	572,379
AGENCY TOTAL			1,318,606
NON - AGENCY — 1.8%
Axon Financial Funding Ltd.
	5.960% 04/04/17(a)(b)(d)(f)(g)	1,750,000	17,500
Bear Stearns Alt-A Trust
	0.658% 12/25/46(a)	694,360	71,180
Granite Master Issuer PLC
	0.608% 12/17/54(a)(b)	750,000	82,500
Indymac Index Mortgage Loan Trust
	0.678% 04/25/37(a)	284,556	37,742
JPMorgan Mortgage Trust
	5.500% 04/25/36	240,170	222,660
Kildare Securities Ltd.
	1.353% 12/10/43(a)(d)	768,798	671,860
Leek Finance PLC
	1.337% 12/21/38(a)(d)	1,408,695	1,045,863

7

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Washington Mutual, Inc.
	4.826% 10/25/35(a)	472,627	340,451
	6.250% 07/25/36	85,678	81,119
NON - AGENCY TOTAL			2,570,875

	Total Collateralized Mortgage Obligations (cost of $7,613,163)		3,889,481

Mortgage-Backed Securities — 2.2%
Federal Home Loan Mortgage Corp.
	3.734% 02/01/36(a)	926,426	919,085
	4.500% 08/15/25	866,431	874,568
Federal National Mortgage Association
	4.500% 09/25/16	1,000,000	1,037,462
	4.842% 03/01/34(a)	409,167	418,202

	Total Mortgage-Backed Securities (cost of $3,238,143)		3,249,317

Municipal Bond — 0.4%
LA Public Facilities Authority
	Cleco Power LLC,
	Series 2008,
	7.000% 12/01/38(a)	500,000	510,615

	Total Municipal Bond (cost of $500,000)		510,615

Short-Term Obligations — 38.8%
COMMERCIAL PAPER — 22.9%
Bank Of Tokyo Mitsubishi Ltd.
	0.890% 07/31/09	2,000,000	1,999,336
Barclays Bank PLC
	1.000% 07/16/09(h)	2,000,000	1,999,914
Barton Capital Corp.
	0.700% 05/22/09	1,637,000	1,636,332
BASF SE
	0.400% 07/20/09	2,900,000	2,896,439
Bnp Paribas Chicago Branch
	1.210% 10/09/09	2,000,000	1,997,398
CA Oakland Port
	1.500% 06/10/09	500,000	499,167

8

		Par ($)	Value ($)
Short-Term Obligation — (continued)
COMMERCIAL PAPER — (continued)
CBA Delaware Finance, Inc.
	0.790% 06/16/09	1,000,000	998,991
Chariot Funding LLC
	0.300% 05/26/09	1,000,000	999,792
Falcon Asset Securitization Co. LLC
	0.550% 05/11/09	2,000,000	1,999,694
Federal Home Loan Bank Discount Notes
	(i) 03/03/10	1,000,000	996,005
Gotham Funding Corp.
	0.670% 07/06/09	2,000,000	1,997,004
Harris Trust & Savings
	1.710% 10/30/09	1,000,000	1,002,042
ID Housing & Finance Association
	2.000% 05/13/09	2,000,000	1,998,666
Liberty Funding LLC
	0.300% 05/22/09	2,000,000	1,999,650
LMA Americas LLC
	0.380% 05/27/09	2,000,000	1,999,451
NY New York City Municipal Water Finance Authority
	1.200% 05/07/09	1,000,000	1,000,000
Regions Bank
	1.750% 10/09/09	2,000,000	2,004,014
Santander Central Hispano Finance Delaware, Inc.
	0.850% 07/08/09	1,000,000	998,622
Societe Generale North America, Inc
	0.690% 06/25/09	1,000,000	998,946
Sumitomo Mitsui Banking Corp./New York
	1.150% 05/20/09	1,500,000	1,500,000
Variable Funding Capital Co. LLC
	0.650% 05/12/09	1,000,000	999,801
Victory Receivables
	0.750% 05/07/09	1,000,000	999,875
COMMERCIAL PAPER TOTAL			33,521,139
U.S. GOVERNMENT AGENCIES — 3.4%
Federal Home Loan Bank
	(i) 07/20/09	2,000,000	1,999,288

9

		Par ($)	Value ($)
Short-Term Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
U.S. Treasury Bills
	0.664% 03/11/10	3,000,000	2,989,140
U.S. GOVERNMENT AGENCIES TOTAL			4,988,428
REPURCHASE AGREEMENT — 2.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/09, due 05/01/09 at 0.120%, collateralized by a U.S. Government Agency Obligation maturing 06/15/10, market value $3,673,610 (repurchase proceeds $3,597,012)	3,597,000	3,597,000
REPURCHASE AGREEMENT TOTAL			3,597,000
VARIABLE RATE DEMAND NOTES — 10.0%
CA Los Angeles Community College District,
	Series 2008 F-2,
	3.049% 08/01/09	1,275,000	1,278,340
Colorado Housing & Finance Authority/CO
	2.000% 11/01/34	1,000,000	1,000,000
Kentucky Housing Corp.
	4.100% 07/01/37	1,500,000	1,500,000
Lee County Development Authority
	1.000% 07/01/23	1,420,000	1,420,000
Luzerne County Industrial Development Authority
	1.500% 02/01/21	500,000	500,000
New York State Housing Finance Agency
	0.570% 05/01/29	1,225,000	1,225,000
Rowan County Industrial Facilities & Pollution Control Financing Authority/NC
	1.500% 04/01/22	560,000	560,000
Texas Department of Housing & Community Affairs
	1.150% 08/15/37	600,000	600,000
Tulsa Airports Improvement Trust
	5.125% 06/01/31	2,000,000	2,003,700
University of Illinois
	4.000% 10/01/27	2,000,000	2,000,000
Washington State Housing Finance Commission/WA
	1.150% 01/15/38	630,000	630,000
	1.150% 08/15/39	670,000	670,000
	1.150% 09/01/38	1,220,000	1,220,000
VARIABLE RATE DEMAND NOTES TOTAL			14,607,040

	Total Short-Term Obligations (cost of $56,707,912)		56,713,607

10

Total Investments — 101.6% (cost of $153,473,132)(j)(k)	$148,368,444

Other Assets & Liabilities, Net — (1.6)%	(2,265,370)

Net Assets — 100.0%	$146,103,074

Notes to Investment Portfolio:

*  Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•    Level 1 — quoted prices in active markets for identical securities

•    Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•    Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund’s assets:

11

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$6,011,760	$—
Level 2 – Other Significant Observable Inputs	141,741,639	—
Level 3 – Significant Unobservable Inputs	615,045	—
Total	$148,368,444	$—

The following table reconciles asset balances for the nine month period ending April 30, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Balance as of July 31, 2008	$1,774,238	$—
Accretion of Discounts/ Amortization of Premiums	—	—
Realized gain	804	—
Change in unrealized depreciation	(542,570)	—
Net sales	(195,930)	—
Transfers out of Level 3	(421,497)	—
Balance as of April 30, 2009	$615,045	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized losses attributable to securities owned at April 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $542,570.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2009.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	Investments in affiliates during the nine month period ended April 30, 2009:

Security name:	Merrill Lynch & Co., Inc., 4.250% 02/08/10

Par as of 07/31/08:	$800,000
Par purchased:	$—
Par sold:	$—
Par as of 04/30/09:	$800,000
Net realized gain:	$—
Interest income earned:	$7,839
Value at end of period:	$790,366

As of 01/01/2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities, which are not illiquid, except for the following, amounted to $3,545,146, which represents 2.5% of net assets.

Acquisition
Security	Date	Par	Cost	Value
Axon Financial Funding Ltd.,
5.960% 04/04/17	04/04/07	$1,750,000	$1,750,000	$17,500

12

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At April 30, 2009, the value of this security amounted to $106,875, which represents 0.1% of net assets.

(f)	Security issued by a structured investment vehicle.

(g)	The issuer is in default of certain debt covenants. Income is not being accrued. At April 30, 2009, the value of these securities amounted to $17,500, which represents less than 0.1% of net assets.

(h)	The rate shown represents the discount rate at the date of purchase.

(i)	Zero coupon bond.

(j)	Cost for federal income tax purposes is $153,473,132.

(k)	Unrealized appreciation and depreciation at April 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
	$449,008	$(5,553,696)	$(5,104,688)

13

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Institutional Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	June 19, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	June 19, 2009